UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EXTENDED MARKET INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED
MARCH 31, 2008

[LOGO OF USAA]
    USAA(R)














                        USAA EXTENDED MARKET INDEX Fund



                      1ST QUARTER Portfolio of Investments


                                MARCH 31, 2008












                                                                      (Form N-Q)

48481-0508                          (copyright)2008, USAA. All rights reserved.
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                            to Schedule of Investments


USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2008 (UNAUDITED)

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full Cap) measures the performance of all small- and mid-cap stocks included in the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT

At March 31, 2008, the Fund's investment in the Series was $278,263,138, at value, representing 94.99% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

Following is the Schedule of Investments of the Series at March 31, 2008.

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------

    Aerospace - 0.9%            200     Aerosonic Corp. (a)                               $             880
                              2,400     AeroVironment, Inc. (a)                                      49,080
                              2,900     Argon ST, Inc. (a)                                           49,329
                              1,000     Astronics Corp. (a)                                          19,320
                              4,100     Crane Co.                                                   165,435
                              1,600     Cubic Corp.                                                  45,488
                              2,633     DRS Technologies, Inc.                                      153,451
                              2,500     ESCO Technologies, Inc. (a)                                  99,300
                              2,300     EnPro Industries, Inc. (a)                                   71,737
                              2,100     Esterline Technologies Corp. (a)                            105,777
                             15,800     Garmin Ltd. (b)                                             853,358
                              4,100     GenCorp, Inc. (a)                                            42,189
                              1,792     Heico Corp. Class A                                          70,300
                              2,700     KVH Industries, Inc. (a)                                     21,276
                              2,300     Kaman Corp. Class A                                          65,067
                                800     MTC Technologies, Inc. (a)                                   19,024
                             10,900     SAIC, Inc. (a)                                              202,631
                                700     SatCon Technology Corp. (a)                                   1,246
                                 50     SPACEHAB, Inc. (a)                                               29
                             10,200     Spirit Aerosystems Holdings, Inc. Class A (a)               226,236
                              2,200     Teledyne Technologies, Inc. (a)                             103,400
                              8,734     Trimble Navigation Ltd. (a)                                 249,705
                              3,800     Veeco Instruments, Inc. (a)                                  63,194
                                                                                          -----------------
                                                                                                  2,677,452
    -------------------------------------------------------------------------------------------------------
    Air Transport - 0.6%      2,100     AAR Corp. (a)                                                57,267
                             18,000     AMR Corp. (a)(c)                                            162,360
                              5,600     Aircastle Ltd.                                               63,000
                              6,500     AirTran Holdings, Inc. (a)                                   42,900
                              2,000     Alaska Air Group, Inc. (a)                                   39,240
                              2,300     Allegiant Travel Co. (a)                                     60,766
                              1,500     Atlas Air Worldwide Holdings, Inc. (a)                       82,500
                              1,200     Aviation General, Inc. (a)                                        0
                              6,570     Continental Airlines, Inc. Class B (a)                      126,341
                             19,800     Delta Air Lines, Inc. (a)                                   170,280
                              1,600     ExpressJet Holdings, Inc. (a)                                 4,208
                              6,700     Frontier Airlines Holdings, Inc. (a)(b)                      16,951
                                700     Great Lakes Aviation Ltd. (a)                                 1,470
                              7,102     Hawaiian Holdings, Inc. (a)                                  42,612
                             12,875     JetBlue Airways Corp. (a)(b)                                 74,675
                              1,600     LMI Aerospace, Inc. (a)                                      30,992
                              1,400     MAIR Holdings, Inc. (a)                                       5,320
                              2,000     Mesa Air Group, Inc. (a)                                      4,700
                             17,000     Northwest Airlines Corp. (a)                                152,830
                              1,900     PHI, Inc. (a)                                                59,926
                              3,100     Pinnacle Airlines Corp. (a)                                  27,063
                              1,900     Republic Airways Holdings, Inc. (a)                          41,154
                              4,500     SkyWest, Inc.                                                95,040
                              3,100     TransDigm Group, Inc. (a)                                   114,855
                              8,830     UAL Corp. (b)                                               190,110
                              6,659     US Airways Group, Inc. (a)                                   59,332
                                200     Vanguard Airlines, Inc. (a)                                       0
                                                                                          -----------------
                                                                                                  1,725,892
    -------------------------------------------------------------------------------------------------------
    Apparel - 1.0%            4,925     Aeropostale, Inc. (a)                                       133,517
                              3,400     Ashworth, Inc. (a)                                            9,724
                              6,750     bebe Stores, Inc.                                            72,563

                                               2

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              2,700     Brown Shoe Co., Inc.                              $          40,689
                              2,250     The Buckle, Inc.                                            100,642
                              2,300     Cache, Inc. (a)                                              25,967
                              3,200     Carter's, Inc. (a)                                           51,680
                              1,400     Cherokee, Inc.                                               47,138
                                500     Citi Trends, Inc. (a)                                         9,225
                              3,300     Columbia Sportswear Co.                                     145,299
                              5,900     Crocs, Inc. (a)(b)                                          103,073
                              1,100     Deckers Outdoor Corp. (a)                                   118,602
                                900     Dixie Group, Inc. (a)                                         7,542
                                900     Escalade, Inc.                                                7,983
                                600     Finlay Enterprises, Inc. (a)                                    387
                              5,017     Fossil, Inc. (a)                                            153,219
                              1,200     G-III Apparel Group, Ltd. (a)                                16,104
                              3,400     GSI Commerce, Inc. (a)                                       44,710
                              6,700     Guess?, Inc.                                                271,149
                              2,100     Hartmarx Corp. (a)                                            6,132
                              3,700     Heelys, Inc. (a)                                             15,873
                              4,081     Iconix Brand Group, Inc. (a)                                 70,805
                              4,400     J. Crew Group, Inc. (a)                                     194,348
                              2,300     Joe's Jeans, Inc. (a)                                         2,599
                              2,156     Jos. A. Bank Clothiers, Inc. (a)(b)                          44,198
                              3,200     K-Swiss, Inc. Class A                                        50,624
                              2,200     Kenneth Cole Productions, Inc. Class A                       37,268
                                500     Lacrosse Footwear, Inc.                                       7,935
                              1,600     Maidenform Brands, Inc. (a)                                  26,032
                              1,200     Mothers Work, Inc. (a)                                       20,052
                              2,600     New York & Co. (a)                                           14,924
                              1,600     Oxford Industries, Inc.                                      36,048
                              2,100     Perry Ellis International, Inc. (a)                          45,843
                              3,500     Phillips-Van Heusen Corp.                                   132,720
                              1,000     Phoenix Footwear Group, Inc. (a)                              1,860
                              7,600     Quiksilver, Inc. (a)                                         74,556
                              1,000     Rocky Brands, Inc. (a)                                        5,660
                              2,700     Skechers U.S.A., Inc. Class A (a)                            54,567
                              2,400     Stage Stores, Inc.                                           38,880
                              2,500     Steven Madden Ltd. (a)                                       42,825
                              1,500     Superior Uniform Group, Inc.                                 14,985
                                200     Tandy Brands Accessories, Inc.                                  968
                              3,100     Timberland Co. Class A (a)                                   42,563
                              2,500     True Religion Apparel, Inc. (a)(b)                           46,375
                              4,100     Under Armour, Inc. Class A (a)(b)                           150,060
                              3,200     Unifi, Inc. (a)                                               9,248
                              2,200     Volcom, Inc. (a)                                             44,462
                              3,400     The Warnaco Group, Inc. (a)                                 134,096
                                300     Weyco Group, Inc.                                             8,901
                              3,600     Wolverine World Wide, Inc.                                  104,436
                                300     Xerium Technologies, Inc.                                       387
                                                                                          -----------------
                                                                                                  2,839,443
    -------------------------------------------------------------------------------------------------------
    Banks - 3.7%                200     Ameriana Bancorp                                              1,746
                              1,200     American Bancorp of New Jersey                               12,504
                                400     American National Bankshares, Inc.                            8,400
                              2,200     AmericanWest Bancorp                                         19,184
                                720     Ameris Bancorp                                               11,563

                                               3

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                                700     Ames National Corp.                               $          13,650
                                470     Arrow Financial Corp.                                        10,570
                             10,159     Associated Banc-Corp.                                       270,534
                              1,200     BCSB Bankcorp, Inc. (a)                                       7,800
                              1,000     Bancfirst Corp.                                              45,780
                              2,500     The Bancorp, Inc. (a)                                        30,200
                              5,500     BancorpSouth, Inc.                                          127,380
                              5,900     Bank Mutual Corp.                                            63,366
                                781     Bank of Granite Corp.                                         8,575
                              3,500     Bank of Hawaii Corp.                                        173,460
                              4,200     BankAtlantic Bancorp, Inc. Class A                           16,422
                              1,000     BankFinancial Corp.                                          15,910
                                200     Bar Harbor Bankshares                                         6,170
                              6,300     Beneficial Mutual Bancorp, Inc. (a)                          62,307
                                300     Berkshire Bancorp, Inc.                                       4,146
                              3,900     Boston Private Financial Holdings, Inc.                      41,301
                              4,899     Brookline Bancorp, Inc.                                      56,240
                                500     Bryn Mawr Bank Corp.                                         10,720
                              2,600     CFS Bancorp, Inc.                                            37,362
                                700     Camden National Corp.                                        23,688
                              1,100     Capital Bank Corp.                                           11,275
                                625     Capital City Bank Group, Inc. (b)                            18,125
                                420     Capitol Bancorp Ltd.                                          8,879
                              5,440     Capitol Federal Financial                                   203,891
                              4,800     Cardinal Financial Corp.                                     42,576
                                210     Carrollton Bancorp                                            2,730
                              2,975     Cascade Bancorp                                              28,441
                              2,600     Centennial Bank Holdings, Inc. (a)                           16,328
                              2,988     Center Bancorp, Inc.                                         31,733
                                900     Center Financial Corp.                                        8,154
                              1,300     Century Bancorp, Inc. Class A                                26,130
                              2,713     Chemical Financial Corp.                                     64,678
                                612     Citizens & Northern Corp.                                    11,928
                              7,285     Citizens Banking Corp.                                       90,553
                              2,428     Citizens South Banking Corp.                                 23,066
                              1,500     City Holding Co.                                             59,850
                              4,000     City National Corp.                                         197,840
                                450     CityBank                                                     10,021
                                980     Clifton Savings Bancorp, Inc.                                 9,878
                              1,250     CoBiz Financial, Inc.                                        16,275
                             12,946     The Colonial BancGroup, Inc. (b)                            124,670
                                500     Colony Bankcorp, Inc.                                         5,755
                              2,030     Columbia Banking System, Inc.                                45,431
                                100     Comm Bancorp, Inc.                                            4,105
                              5,195     Commerce Bancshares, Inc.                                   218,346
                              2,100     Community Bancorp (a)                                        28,476
                              2,400     Community Bank System, Inc.                                  58,944
                                880     Community Trust Bancorp, Inc.                                25,784
                              5,800     Corus Bankshares, Inc. (b)                                   56,434
                              4,740     Cullen/Frost Bankers, Inc.                                  251,410
                              3,777     Doral Financial Corp. (a)(b)                                 76,220
                              5,990     East-West Bancorp, Inc.                                     106,322
                              2,100     Encore Bancshares, Inc. (a)                                  36,750
                              1,400     EuroBancshares, Inc. (a)                                      7,448

                                               4

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              2,985     F.N.B. Corp.                                      $          46,596
                                300     FNB United Corp.                                              3,150
                                300     Farmers Capital Bank Corp.                                    7,119
                              2,000     Financial Institutions, Inc.                                 37,900
                                600     First Bancorp, North Carolina                                11,958
                              8,600     First BanCorp., Puerto Rico                                  87,376
                              2,850     First Busey Corp. (b)                                        60,192
                              3,700     First Cash Financial Services, Inc. (a)                      38,221
                              3,000     First Charter Corp.                                          80,130
                              1,000     First Citizens Banc Corp                                     14,540
                                700     First Citizens BancShares, Inc. Class A                      97,545
                              4,100     First Commonwealth Financial Corp. (b)                       47,519
                                100     First Community Bancshares, Inc.                              3,642
                              1,200     First Federal Bancshares of Arkansas, Inc.                   16,536
                              4,710     First Financial Bancorp                                      63,349
                              1,366     First Financial Bankshares, Inc.                             55,979
                                358     First Financial Service Corp.                                 8,538
                                600     First M&F Corp.                                               8,700
                                815     First Merchants Corp.                                        23,260
                              4,475     First Midwest Bancorp, Inc.                                 124,271
                              8,789     First Niagara Financial Group, Inc.                         119,445
                                400     The First of Long Island Corp.                                7,652
                                600     First Regional Bancorp (a)                                    9,840
                                600     First South Bancorp, Inc.                                    13,500
                              3,300     First State Bancorp.                                         44,187
                              5,900     FirstMerit Corp.                                            121,894
                              4,300     Franklin Bank Corp. (a)                                      13,029
                              4,600     Frontier Financial Corp. (b)                                 81,328
                             12,111     Fulton Financial Corp.                                      148,844
                                661     German American Bancorp, Inc.                                 8,408
                                600     Great Southern Bancorp, Inc.                                  9,366
                                467     Greater Community Bancorp                                     8,317
                              1,800     Greene County Bancshares, Inc.                               31,842
                              2,833     Guaranty Financial Group, Inc. (a)                           30,086
                              2,900     Hancock Holding Co.                                         121,858
                              2,856     Hanmi Financial Corp.                                        21,106
                              1,698     Harleysville National Corp.                                  24,485
                                250     Hawthorn Bancshares, Inc.                                     6,875
                                700     Heritage Commerce Corp.                                      12,831
                              1,200     Home Federal Bancorp                                         26,400
                                625     Horizon Financial Corp.                                       8,631
                                300     Imperial Capital Bancorp, Inc.                                6,486
                              1,900     Independent Bank Corp.                                       56,145
                              2,200     Integra Bank Corp.                                           35,640
                              2,175     Internet Capital Group, Inc. (a)                             22,772
                              2,100     Intervest Bancshares Corp.                                   20,139
                              1,500     Irwin Financial Corp.                                         7,965
                              2,500     Jefferson Bancshares, Inc.                                   22,775
                              4,500     Kearny Financial Corp.                                       49,275
                              1,700     Lakeland Financial Corp.                                     38,505
                              1,900     Legacy Bancorp, Inc.                                         26,543
                                250     MASSBANK Corp.                                                9,683
                                787     Macatawa Bank Corp.                                           8,193
                                801     MainSource Financial Group, Inc.                             12,416

                                               5

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              2,170     Mercantile Bank Corp.                             $          22,394
                                350     Merchants Bancshares, Inc.                                    8,008
                              8,100     Metavante Technologies, Inc. (a)                            161,919
                              1,000     Midwest Banc Holdings, Inc.                                  12,780
                              1,460     NBT Bancorp, Inc.                                            32,412
                              3,100     Nara Bancorp, Inc.                                           40,269
                              4,428     National Penn Bancshares, Inc.                               80,540
                              8,200     NewAlliance Bancshares, Inc.                                100,532
                              2,004     Newbridge Bancorp                                            17,555
                              2,200     North Valley Bancorp                                         26,136
                                300     Northern States Financial Corp.                               5,916
                                700     Northfield Bancorp, Inc. (a)                                  7,175
                                157     Norwood Financial Corp.                                       4,239
                              2,000     OceanFirst Financial Corp.                                   34,980
                                875     Ohio Valley Banc Corp.                                       21,884
                              5,332     Old National Bancorp                                         95,976
                              1,686     Old Second Bancorp, Inc.                                     44,780
                                546     Omega Financial Corp.                                        17,035
                              2,794     Oriental Financial Group                                     55,070
                              1,660     PFF Bancorp, Inc.                                            13,811
                              1,000     Pamrapo Bancorp, Inc.                                        15,250
                                830     Park National Corp. (b)                                      58,806
                                300     Parkvale Financial Corp.                                      8,052
                                563     Peapack-Gladstone Financial Corp.                            15,224
                                400     Pennsylvania Commerce Bancorp, Inc. (a)                      10,500
                                595     Peoples Bancorp, Inc.                                        14,345
                                363     Peoples Bancorp of North Carolina, Inc.                       4,901
                              1,200     Peoples Financial Corp.                                      25,860
                             27,117     People's United Financial, Inc.                             469,395
                                580     Pinnacle Financial Partners, Inc. (a)                        14,848
                             20,239     Popular, Inc. (b)                                           235,987
                              2,000     Porter Bancorp, Inc.                                         36,480
                              1,850     Preferred Bank                                               30,877
                              2,400     PrivateBancorp, Inc. (b)                                     75,528
                              3,300     Prosperity Bancshares, Inc.                                  94,578
                              3,756     Provident Bankshares Corp.                                   40,339
                              4,903     Provident New York Bancorp                                   66,191
                              2,900     Prudential Bancorp, Inc. of Pennsylvania                     34,945
                              1,348     Republic Bancorp, Inc. Class A                               25,450
                              3,146     Republic First Bancorp, Inc. (a)                             15,510
                              1,300     Rockville Financial, Inc.                                    17,810
                                785     Royal Bancshares of Pennsylvania Class A                     11,359
                              1,900     S&T Bancorp, Inc.                                            61,123
                              6,000     S1 Corp. (a)                                                 42,660
                              2,875     SVB Financial Group (a)                                     125,465
                                210     SY Bancorp, Inc.                                              4,880
                                750     Sandy Spring Bancorp, Inc.                                   20,640
                                188     Savannah Bancorp, Inc.                                        3,290
                              3,370     Seacoast Banking Corp. of Florida (b)                        36,902
                                450     Shore Bancshares, Inc.                                        9,657
                              2,800     Signature Bank (a)                                           71,400
                                500     Simmons First National Corp. Class A                         14,865
                              7,055     The South Financial Group, Inc.                             104,837

                                               6

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                                525     Southside Bancshares, Inc.                        $         12,637
                              2,500     Southwest Bancorp, Inc.                                     43,775
                                132     Southwest Georgia Financial Corp.                            2,231
                                725     State Bancorp, Inc.                                          8,555
                                925     StellarOne Corp.                                            15,642
                              2,605     Sterling Bancorp                                            40,456
                              7,425     Sterling Bancshares, Inc.                                   73,805
                                700     Suffolk Bancorp                                             22,176
                                500     Summit Financial Group, Inc.                                 6,755
                              1,247     Sun Bancorp, Inc. (a)                                       16,423
                              1,000     Superior Bancorp (a)                                         4,970
                              6,400     Susquehanna Bancshares, Inc.                               130,368
                             25,800     Synovus Financial Corp.                                    285,348
                              8,990     TCF Financial Corp.                                        161,101
                             24,200     TFS Financial Corp.                                        291,126
                                400     Temecual Valley Bancorp, Inc.                                3,784
                              3,300     Texas Capital Bancshares, Inc. (a)                          55,704
                                632     Tompkins Trustco, Inc.                                      31,094
                                300     Towne Bank                                                   4,491
                                900     Trico Bancshares                                            15,579
                              7,760     TrustCo Bank Corp. NY (b)                                   68,986
                              4,100     Trustmark Corp.                                             91,348
                              9,750     UCBH Holdings, Inc.                                         75,660
                              3,120     UMB Financial Corp.                                        128,544
                              6,036     Umpqua Holdings Corp.                                       93,618
                             10,100     UnionBanCal Corp.                                          495,708
                                750     Union Bankshares Corp.                                      14,528
                                336     United Bancorp, Inc.                                         3,155
                              3,900     United Bankshares, Inc.                                    103,935
                              1,632     United Community Financial Corp.                            10,118
                              1,600     United Western Bancorp, Inc.                                28,640
                              8,612     Valley National Bancorp (b)                                165,437
                              2,625     Vineyard National Bancorp (b)                               21,315
                              2,800     Virginia Commerce Bancorp (a)                               32,144
                                900     WSFS Financial Corp.                                        44,352
                                800     Washington Trust Bancorp, Inc.                              19,856
                              2,789     WesBanco, Inc.                                              68,916
                                800     West Coast Bancorp                                          11,672
                              2,600     Westamerica Bancorp. (b)                                   136,760
                              1,300     Western Alliance Bancorp (a)(b)                             16,718
                              4,925     Whitney Holding Corp.                                      122,091
                              5,700     Wilmington Trust Corp.                                     177,270
                              2,300     Wilshire Bancorp, Inc.                                      17,572
                              2,450     Wintrust Financial Corp.                                    85,628
                                                                                          -----------------
                                                                                                 10,911,762
    -------------------------------------------------------------------------------------------------------
    Business
    Machines - 1.2%          32,590     3Com Corp. (a)                                               74,631
                              2,200     3D Systems Corp. (a)(b)                                      32,318
                              3,700     ActivIdentity Corp. (a)                                       9,361
                             15,800     Adaptec, Inc. (a)                                            46,452
                              2,200     American Railcar Industries, Inc.                            44,726
                              4,300     American Software Class A                                    26,918
                              1,000     Analogic Corp.                                               66,540
                              2,000     Arbitron, Inc.                                               86,320
                              3,500     Avocent Corp. (a)                                            59,150


                                               7

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                             29,740     BEA Systems, Inc. (a)                             $         569,521
                              1,300     Black Box Corp.                                              40,105
                              5,300     Borland Software Corp. (a)                                   10,706
                                600     California First National Bancorp                             5,796
                              1,750     Charles & Colvard Ltd. (b)                                    2,152
                                700     Communication Intelligence Corp. (a)                             91
                              3,900     Concurrent Computer Corp. (a)                                 2,691
                              9,200     Convera Corp. (a)(b)                                         15,640
                              2,475     Cray, Inc. (a)                                               14,751
                              4,700     Diebold, Inc.                                               176,485
                                900     Digi International, Inc. (a)                                 10,386
                              3,600     Digital Lightwave, Inc. (a)                                     414
                              4,100     Emageon, Inc. (a)                                             9,389
                              4,751     Fair Isaac Corp.                                            102,241
                              4,500     Flow International Corp. (a)                                 41,805
                             12,100     Foundry Networks, Inc. (a)                                  140,118
                              1,600     Hanger Orthopedic Group, Inc. (a)                            17,248
                              3,100     Hypercom Corp. (a)                                           13,454
                              7,200     IKON Office Solutions, Inc.                                  54,720
                              3,400     Immersion Corp. (a)                                          24,174
                             13,570     Integrated Device Technology, Inc. (a)                      121,180
                              2,200     InterVoice, Inc. (a)                                         17,512
                              3,060     Iomega Corp. (a)                                             10,924
                              1,700     iRobot Corp. (a)(b)                                          29,087
                              6,000     LTX Corp. (a)                                                18,840
                              2,100     Lantronix, Inc. (a)                                           1,890
                              3,200     MIPS Technologies, Inc. (a)                                  12,672
                              6,000     Micros Systems, Inc. (a)                                    201,960
                              6,200     Napster, Inc. (a)                                             9,176
                              7,500     Network Engines, Inc. (a)                                    11,850
                              3,400     Omnicell, Inc. (a)                                           68,340
                              1,000     PAR Technology Corp. (a)                                      7,910
                              7,826     Palm, Inc. (b)                                               39,130
                              3,385     Premiere Global Services, Inc. (a)                           48,541
                              3,900     Rackable Systems, Inc. (a)                                   35,568
                              1,600     Rimage Corp. (a)                                             35,040
                              8,543     Salesforce.com, Inc. (a)                                    494,383
                              1,900     ScanSource, Inc. (a)                                         68,761
                              2,500     Sigma Designs, Inc. (a)                                      56,675
                              3,315     Soapstone Networks, Inc.                                     23,735
                                445     SumTotal Systems, Inc. (a)                                    1,856
                              7,155     Sybase, Inc. (a)                                            188,177
                              4,300     Tech Data Corp. (a)                                         141,040
                                940     Transact Technologies, Inc. (a)                               4,615
                              6,000     VeriFone Holdings, Inc. (a)(b)                               95,220
                              3,100     White Electronic Designs Corp. (a)                           13,640
                                                                                          -----------------
                                                                                                  3,456,025
    -------------------------------------------------------------------------------------------------------
    Business
    Services - 10.1%          1,000     4Kids Entertainment, Inc. (a)                                 9,770
                              2,900     ABM Industries, Inc.                                         65,076
                              3,400     ACI Worldwide, Inc. (a)                                      67,728
                              3,400     AMICAS, Inc. (a)                                              7,650
                              2,420     AMN Healthcare Services, Inc. (a)                            37,316
                             11,100     Aastrom Biosciences, Inc. (a)(b)                              4,407
                             59,100     Accenture Ltd. Class A                                    2,078,547

                                               8

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              3,700     Actuate Corp. (a)                                          $ 15,170
                                 40     Adept Technology, Inc. (a)                                      344
                              1,800     Administaff, Inc.                                            42,498
                              2,000     Advent Software, Inc. (a)                                    85,240
                              1,300     The Advisory Board Co. (a)                                   71,422
                              4,860     Affymetrix, Inc. (a)                                         84,613
                              3,400     Alfacell Corp. (a)(b)                                         8,092
                              5,900     Alliance Data Systems Corp. (a)                             280,309
                              1,000     The Allied Defense Group, Inc. (a)                            5,920
                              3,100     Allied Healthcare International, Inc. (a)                     4,960
                              2,900     Alnylam Pharmaceuticals, Inc. (a)                            70,760
                              1,800     Ambassadors International, Inc. (b)                          13,338
                              2,360     American Ecology Corp.                                       59,779
                                 48     American Independence Corp. (a)                                 348
                              1,500     American Public Education, Inc. (a)                          45,555
                              2,300     American Reprographics Co. (a)                               34,132
                              3,400     American Superconductor Corp. (a)(b)                         78,846
                                200     Analysts International Corp. (a)                                334
                                700     Angelica Corp.                                               12,558
                              2,700     Ansoft Corp. (a)                                             82,404
                              5,600     Ansys, Inc. (a)                                             193,312
                              4,700     Arbinet-Thexchange, Inc.                                     19,693
                              4,454     Ariba, Inc. (a)                                              43,026
                              7,271     Art Technology Group, Inc. (a)                               28,211
                              1,500     Aspen Technology, Inc. (a)                                   19,125
                                940     Atari, Inc. (a)                                               1,363
                              2,300     athenahealth, Inc. (a)(b)                                    54,441
                              2,000     Authentidate Holding Corp. (a)                                  880
                              1,150     BSQUARE Corp. (a)                                             4,485
                              1,700     Bankrate, Inc. (a)                                           84,813
                                102     Baran Group Ltd.                                              1,836
                                600     Barrett Business Services, Inc.                              10,278
                             14,000     BearingPoint, Inc. (a)                                       23,520
                              3,248     Blackbaud, Inc.                                              78,861
                              2,800     Blackboard, Inc. (a)                                         93,324
                              1,400     BladeLogic, Inc. (a)                                         39,270
                              2,440     Blue Coat Systems, Inc. (a)                                  53,778
                                200     Bottomline Technologies, Inc. (a)                             2,520
                              2,100     Bowne & Co., Inc.                                            32,025
                              2,400     Bright Horizons Family Solutions, Inc. (a)                  103,296
                              3,400     The Brink's Co.                                             228,412
                             28,357     Brocade Communications Systems, Inc. (a)                    207,006
                              7,400     Brookdale Senior Living, Inc.                               176,860
                              2,200     CACI International, Inc. Class A (a)                        100,210
                              7,245     CBIZ, Inc. (a)                                               58,829
                              1,200     CDI Corp.                                                    30,060
                              1,400     COMSYS IT Partners, Inc. (a)                                 11,844
                              1,500     CRA International, Inc. (a)                                  48,210
                              4,165     CSG Systems International, Inc. (a)                          47,356
                              1,900     Callidus Software Inc. (a)                                    9,139
                                 46     Callwave, Inc. (a)                                              120
                              1,600     Capella Education Co. (a)                                    87,360
                              7,668     Career Education Corp. (a)(b)                                97,537
                              3,500     Casella Waste Systems, Inc. (a)                              38,255

                                               9

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              1,000     Catapult Communications Corp. (a)                 $           5,150
                              2,800     Cbeyond Communications, Inc. (a)                             52,612
                              5,750     Cell Genesys, Inc. (a)(b)                                    13,512
                              6,400     Cerner Corp. (a)                                            238,592
                              1,700     Chemed Corp.                                                 71,740
                                500     Chindex International Inc (a)                                18,870
                              2,300     Chipotle Mexican Grill, Inc. Class A (a)(b)                 260,889
                              5,033     ChoicePoint, Inc. (a)                                       239,571
                              1,720     Chordiant Software, Inc. (a)                                 10,372
                              3,800     Ciber, Inc. (a)                                              18,620
                                  1     Cicero, Inc. (a)                                                  0
                              1,900     Clean Harbors, Inc. (a)                                     123,500
                             25,800     Clear Channel Outdoor Holdings, Inc. Class A (a)            490,458
                             12,000     Clearwire Corp. Class A (a)(b)                              177,720
                              1,400     CoStar Group, Inc. (a)                                       60,200
                              3,600     Cogent Communications Group, Inc. (a)                        65,916
                              7,800     Cogent, Inc. (a)                                             73,554
                              1,700     Collectors Universe, Inc.                                    17,663
                              2,100     ComScore, Inc. (a)                                           42,126
                              3,300     CommVault Systems, Inc. (a)                                  40,920
                                800     Computer Programs & Systems, Inc.                            16,720
                              3,200     Concur Technologies, Inc. (a)                                99,360
                              2,800     Constant Contact, Inc. (a)(b)                                40,544
                              6,350     Copart, Inc. (a)                                            246,126
                              5,935     Corinthian Colleges, Inc. (a)                                42,910
                              2,000     Cornell Cos., Inc. (a)                                       44,920
                              3,100     Corporate Executive Board Co.                               125,488
                                337     Courier Corp.                                                 8,408
                              3,181     Credit Acceptance Corp. (a)(b)                               49,401
                              3,600     Cross Country Healthcare, Inc. (a)                           44,532
                              8,400     CuraGen Corp. (a)                                             6,720
                              5,050     CyberSource Corp. (a)                                        73,781
                                540     DG FastChannel, Inc. (a)                                     10,357
                              4,800     DST Systems, Inc. (a)                                       315,552
                              1,800     Delrek, Inc. (a)                                             23,364
                                100     Deltathree, Inc. Class A (a)                                     12
                              3,500     Deluxe Corp.                                                 67,235
                              3,000     DemandTec, Inc. (a)                                          30,600
                              5,000     DeVry, Inc.                                                 209,200
                              3,100     Dice Holdings, Inc. (a)(b)                                   27,621
                              4,100     Digimarc Corp. (a)                                           40,959
                              3,300     Digital River, Inc. (a)                                     102,201
                             20,434     Discovery Holding Co. (a)                                   433,609
                              3,200     DivX, Inc. (a)                                               22,400
                              1,800     Dollar Financial Corp. (a)                                   41,400
                              4,100     Dot Hill Systems Corp. (a)                                   12,300
                              2,700     Double-Take Software, Inc. (a)                               31,536
                              4,400     Dun & Bradstreet Corp.                                      358,072
                              8,000     Dyax Corp. (a)                                               37,680
                                500     ENGlobal Corp. (a)                                            4,275
                              2,700     EPIQ Systems, Inc. (a)                                       41,904
                                592     EVCI Career Colleges Holding Corp. (a)                           59
                             10,700     EarthLink, Inc. (a)                                          80,785
                              3,800     Echelon Corp. (a)(b)                                         51,300

                                               10

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              2,900     Eclipsys Corp. (a)                                $          56,869
                                600     Ediets.Com, Inc. (a)(b)                                       2,640
                                 20     Egain Communications Corp. (a)                                   14
                                200     Electro Rent Corp.                                            3,030
                                 40     eLoyalty Corp. (a)                                              325
                             12,500     Encysive Pharmaceuticals, Inc. (a)(b)                        29,375
                              5,900     EnergySolutions, Inc.                                       135,346
                              6,030     Enliven Marketing Technologies Corp. (a)                      4,360
                              2,300     Ennis, Inc.                                                  38,594
                              4,200     Entrust, Inc. (a)                                            10,500
                              4,500     Epicor Software Corp. (a)                                    50,400
                              2,975     eResearch Technology, Inc. (a)                               36,950
                              2,945     Euronet Worldwide, Inc. (a)                                  56,721
                                  2     Evolve Software, Inc. (a)                                         0
                              3,200     Evolving Systems, Inc. (a)                                    6,272
                              9,700     Exelixis, Inc. (a)                                           67,415
                              3,000     ExlService Holdings, Inc. (a)                                68,880
                                900     Exponent, Inc. (a)                                           29,556
                              7,000     F5 Networks, Inc. (a)                                       127,190
                              1,600     FTD Group, Inc.                                              21,472
                              3,950     FTI Consulting, Inc. (a)                                    280,608
                              4,150     Factset Research Systems, Inc.                              223,561
                              5,800     FalconStor Software, Inc. (a)                                44,138
                              3,700     First Advantage Corp. Class A (a)                            78,403
                                308     Five Star Quality Care, Inc. (a)                              1,956
                              1,300     Forrester Research, Inc. (a)                                 34,554
                              3,300     Franklin Covey Co. (a)                                       24,750
                              1,700     Fuel Tech, Inc. (a)(b)                                       34,850
                              1,800     G&K Services, Inc. Class A                                   64,098
                              3,400     GP Strategies Corp. (a)                                      32,300
                              1,103     GSE Systems, Inc. (a)                                         8,978
                              1,700     GTSI Corp. (a)                                               12,274
                              2,460     Gaiam, Inc. (a)                                              42,607
                             15,400     Genpact Ltd. (a)                                            188,650
                              3,200     Gentiva Health Services, Inc. (a)                            69,632
                              3,600     The Geo Group, Inc. (a)                                     102,384
                              2,700     Gevity HR, Inc.                                              23,382
                                100     Gliatech, Inc. (a)                                                0
                              4,400     Global Cash Access, Inc. (a)                                 25,784
                              5,620     Global Payments, Inc.                                       232,443
                              3,600     Greenfield Online, Inc. (a)                                  42,696
                              3,300     Guidance Software, Inc. (a)                                  29,535
                              4,400     Gulfport Energy Corp. (a)                                    46,640
                             13,192     HLTH Corp. (a)                                              125,852
                              2,600     The Hackett Group, Inc. (a)                                  10,166
                              6,600     Hansen Natural Corp. (a)                                    232,980
                              3,900     Harris Interactive, Inc. (a)                                 10,647
                              3,300     Harris Stratex Networks, Inc. Class A (a)                    33,099
                              4,300     Harte-Hanks, Inc.                                            58,781
                              1,300     Heidrick & Struggles International, Inc.                     42,289
                              7,820     Hewitt Associates, Inc. Class A (a)                         311,001
                              2,400     HireRight, Inc. (a)                                          24,120
                              1,800     Hudson Highland Group, Inc. (a)                              15,246
                              1,400     Huron Consulting Group, Inc. (a)                             58,170

                                               11

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              2,600     i2 Technologies, Inc. (a)                                    29,276
                              1,800     ICF International, Inc. (a)                                  36,090
                                800     ICT Group, Inc. (a)                                           8,072
                              4,500     IHS, Inc. Class A (a)                                       289,395
                              3,210     ITT Educational Services, Inc. (a)                          147,435
                              7,900     Idenix Pharmaceuticals, Inc. (a)                             39,658
                              6,200     iGate Corp. (a)                                              44,144
                              2,800     I-many, Inc. (a)                                              6,720
                              1,800     Imergent, Inc. (b)                                           20,502
                              1,000     Infinity Pharmaceuticals, Inc. (a)                            6,090
                              3,900     InFocus Corp. (a)                                             7,293
                              7,800     Informatica Corp. (a)                                       133,068
                              2,340     InfoSpace, Inc.                                              27,074
                              3,200     infoUSA, Inc.                                                19,552
                              4,800     Innerworkings, Inc. (a)(b)                                   67,344
                              1,193     Innovative Solutions & Support, Inc. (a)(b)                  12,610
                              1,300     Insteel Industries, Inc.                                     15,119
                                366     Insure.com, Inc. (a)                                          1,226
                                 83     InsWeb Corp. (a)                                                888
                              1,640     Integral Systems, Inc.                                       47,937
                              6,800     Interactive Data Corp.                                      193,596
                              2,100     Interactive Intelligence, Inc. (a)                           24,717
                              4,200     Intermec, Inc. (a)                                           93,198
                              2,510     Internap Network Services Corp. (a)                          12,450
                              1,000     Intersections, Inc. (a)                                       8,620
                              2,800     Interwoven, Inc. (a)                                         29,904
                              3,400     Invitrogen Corp. (a)                                        290,598
                              2,200     Intevac, Inc. (a)                                            28,490
                              2,680     inVentiv Health, Inc. (a)                                    77,211
                              3,600     Ipass, Inc. (a)                                              10,872
                             14,475     Iron Mountain, Inc. (a)                                     382,719
                              2,300     JDA Software Group, Inc. (a)                                 41,975
                              7,300     Jack Henry & Associates, Inc.                               180,091
                              1,900     Jupitermedia Corp. (a)                                        3,971
                              3,900     Kelly Services, Inc. Class A                                 80,184
                              1,800     Kenexa Corp. (a)                                             33,264
                              1,500     Keryx Biopharmaceuticals, Inc. (a)                              900
                              3,100     Keynote Systems, Inc. (a)                                    36,549
                              3,970     Kforce, Inc. (a)                                             35,095
                              5,386     Kinder Morgan Management LLC (a)                            274,524
                              1,700     Kintera, Inc. (a)                                               986
                              3,300     Knology, Inc. (a)                                            42,735
                              2,600     Korn/Ferry International (a)                                 43,940
                              4,400     Kratos Defense & Security Solutions, Inc. (a)                 8,008
                              5,451     L-1 Identity Solutions, Inc. (a)                             72,498
                              3,500     LECG Corp. (a)                                               32,760
                              7,507     Lamar Advertising Co. Class A                               269,726
                             12,900     Lawson Software, Inc. (a)                                    97,137
                              1,900     Layne Christensen Co. (a)                                    66,538
                              2,000     Learning Tree International, Inc. (a)                        28,040
                              1,500     Lincoln Educational Services Corp. (a)                       18,000
                              2,700     Lionbridge Technologies, Inc. (a)                             9,045
                              5,600     LivePerson, Inc. (a)                                         17,080
                                500     Local.com Corp. (a)                                           2,010

                                               12

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              1,342     LookSmart, Ltd. (a)                               $           4,415
                              3,000     LoJack Corp. (a)                                             37,920
                              1,300     Luminex Corp. (a)                                            25,545
                              1,700     MAXIMUS, Inc.                                                62,407
                              4,400     MIVA, Inc. (a)                                                7,568
                              5,300     MPS Group, Inc. (a)                                          62,646
                              1,700     MSC.Software Corp. (a)                                       22,083
                              1,400     MWI Veterinary Supply, Inc. (a)                              49,364
                              2,900     Macquarie Infrastructure Co. LLC                             84,477
                              2,690     Macrovision Corp. (a)                                        36,315
                              4,440     Magma Design Automation, Inc. (a)                            42,491
                              3,900     Management Network Group, Inc. (a)                            7,410
                              2,000     Manhattan Associates, Inc. (a)                               45,860
                              5,716     Manpower, Inc.                                              321,582
                              1,995     Mantech International Corp. Class A (a)                      90,493
                              3,200     Marchex, Inc. Class B (b)                                    31,936
                              1,200     MarketAxess Holdings, Inc. (a)                               11,928
                              2,800     Marlin Business Services, Inc. (a)                           21,112
                              2,387     Matria Healthcare, Inc. (a)                                  53,230
                              4,900     Maxygen, Inc. (a)                                            31,654
                             11,277     McAfee, Inc. (a)                                            373,156
                              4,100     Mechanical Technology, Inc. (a)                               2,214
                              1,800     Medical Staffing Network Holdings, Inc. (a)                   8,424
                              6,300     Mentor Graphics Corp. (a)                                    55,629
                              3,500     Merge Healthcare, Inc. (a)                                    1,960
                                925     Metro One Telecommunications, Inc. (a)                          675
                                400     Michael Baker Corp. (a)                                       8,984
                              1,190     MicroStrategy, Inc. Class A (a)                              88,048
                              7,600     Microvision, Inc. (a)                                        18,392
                              3,700     Millennium Cell, Inc. (a)(b)                                    461
                              5,966     Mindspeed Technologies, Inc. (a)                              2,864
                              2,000     Moldflow Corp. (a)                                           34,880
                              1,100     Monotype Imaging Holdings, Inc. (a)                          16,621
                              3,200     Morningstar, Inc. (a)                                       196,320
                              7,200     NAVTEQ Corp. (a)                                            489,600
                             12,674     NCR Corp. (a)                                               289,347
                              3,200     NIC, Inc.                                                    22,752
                              2,800     NMS Communications Corp. (a)                                  4,200
                              1,900     NMT Medical, Inc. (a)                                         7,372
                                800     NVE Corp. (a)(b)                                             19,704
                              5,800     National Instruments Corp.                                  151,612
                                240     Natural Health Trends Corp. (a)                                 214
                              2,400     Nautilus, Inc.                                                7,896
                                313     NaviSite, Inc. (a)                                              692
                              4,300     Navigant Consulting, Inc. (a)                                81,614
                              4,620     NetFlix, Inc. (a)(b)                                        160,083
                                 57     NetManage, Inc. (a)                                             229
                              1,600     NetScout Systems, Inc. (a)                                   14,880
                                 20     NetSol Technologies, Inc. (a)                                    39
                              5,400     NetSuite, Inc. (a)(b)                                       116,316
                              5,400     NeuStar, Inc. Class A (a)                                   142,992
                                200     New Century Equity Holdings Corp. (a)                            29
                              5,400     New Frontier Media, Inc.                                     24,084
                              2,231     New Motion, Inc.                                              9,815

                                               13

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              4,100     NexCen Brands, Inc. (a)                           $          14,063
                              2,200     Nighthawk Radiology Holdings, Inc. (a)                       20,592
                              2,600     Nutri/System, Inc. (a)(b)                                    39,182
                              1,800     ORBCOMM, Inc. (a)                                             8,928
                              3,200     Odyssey Marine Exploration, Inc. (a)                         17,184
                              5,476     Omniture, Inc. (a)                                          127,098
                              2,500     On Assignment, Inc. (a)                                      15,875
                             16,300     On2 Technologies, Inc. (a)(b)                                16,626
                              1,900     Online Resources Corp. (a)                                   18,278
                                 60     Onvia, Inc. (a)                                                 387
                             13,000     OpenTV Corp. (a)                                             15,340
                              6,061     Openwave Systems, Inc.                                       14,849
                              1,200     Opnet Technologies, Inc. (a)                                  9,768
                              3,400     Orbital Sciences Corp. (a)                                   81,940
                              1,745     Orchid Cellmark, Inc. (a)                                     4,973
                                800     Overland Storage, Inc. (a)                                      904
                              2,700     PC Mall, Inc. (a)                                            28,701
                              1,200     PC-Tel, Inc. (a)                                              8,160
                                900     PDI, Inc. (a)                                                 7,578
                              3,000     PHH Corp. (a)                                                52,290
                              4,591     PLATO Learning, Inc. (a)                                     13,452
                                570     PRG-Schultz International, Inc. (a)                           4,982
                                700     PROS Holdings, Inc. (a)                                       8,785
                              2,900     Pacific Ethanol, Inc. (a)(b)                                 12,673
                              2,000     Packeteer, Inc. (a)                                          10,180
                              8,000     Parametric Technology Corp. (a)                             127,840
                                500     Pegasystems, Inc.                                             4,815
                              1,600     People Support, Inc. (a)                                     14,592
                              3,200     Perficient, Inc. (a)                                         25,408
                              7,500     Perot Systems Corp. Class A (a)                             112,800
                                120     Pfsweb, Inc. (a)                                                 95
                              1,450     PharmaNet Development Group, Inc. (a)                        36,584
                              3,500     Phase Forward, Inc. (a)                                      59,780
                              3,200     Phoenix Technologies Ltd. (a)                                50,112
                              7,529     Polycom, Inc. (a)                                           169,704
                              2,300     Pomeroy IT Solutions, Inc. (a)                               12,719
                                933     Poniard Pharmaceuticals, Inc. (a)                             3,126
                                530     Pre-Paid Legal Services, Inc. (a)                            22,477
                                 10     Prescient Applied Intelligence, Inc. (a)                          1
                              2,933     Priceline.com, Inc. (a)                                     354,482
                              3,200     Primus Guaranty Ltd. (a)(b)                                  11,456
                              1,600     The Princeton Review, Inc. (a)                               12,592
                              3,400     Progress Software Corp. (a)                                 101,728
                              1,175     Protection One, Inc. (a)(b)                                  11,268
                              1,600     The Providence Service Corp. (a)                             48,000
                              1,700     QAD, Inc.                                                    14,297
                              2,800     Quality Systems, Inc.                                        83,636
                              7,300     Quest Software, Inc. (a)                                     95,411
                              1,000     Quixote Corp.                                                 8,350
                              5,122     R.H. Donnelley Corp. (a)                                     25,917
                              6,375     RPC, Inc.                                                    96,836
                              2,500     Radiant Systems, Inc. (a)                                    34,925
                              9,000     RealNetworks, Inc. (a)                                       51,570
                             14,100     Red Hat, Inc. (a)                                           259,299

                                               14

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              1,700               Renaissance Learning, Inc.              $          23,783
                             14,200               Republic Services, Inc. Class A                   415,208
                              4,800               Resources Connection, Inc.                         85,776
                              2,000               RightNow Technologies, Inc. (a)                    23,800
                              5,100               Riverbed Technology, Inc. (a)                      75,786
                              1,600               Rural Cellular Corp. Class A (a)                   70,768
                              4,100               Rural/Metro Corp. (a)                               9,225
                              3,833               SAVVIS, Inc. (a)                                   62,363
                              4,800               SM&A (a)                                           20,688
                              1,400               SPAR Group, Inc. (a)                                1,414
                              2,009               SPSS, Inc. (a)                                     77,909
                              3,200               SRA International, Inc. Class A (a)                77,792
                              2,400               SYKES Enterprises, Inc. (a)                        42,216
                              1,100               SYNNEX Corp. (a)                                   23,342
                              1,229               Saba Software, Inc. (a)                             4,609
                                 30               Salon Media Group, Inc. (a)                            50
                              9,600               Sapient Corp. (a)                                  66,816
                                100               Scientific Learning Corp. (a)                         470
                              1,900               SeaChange International, Inc. (a)                  13,357
                              3,200               Secure Computing Corp. (a)                         20,640
                              5,700               Selectica, Inc. (a)                                 7,752
                              2,200               Senomyx, Inc. (a)                                  12,980
                              4,666               Sequenom, Inc. (a)                                 30,329
                            106,125               Sirius Satellite Radio, Inc. (a)(b)               303,518
                              4,000               Sirona Dental Systems, Inc. (a)                   107,880
                              2,200               Smith Micro Software, Inc. (a)                     13,464
                              4,700               Solera Holdings, Inc. (a)                         114,492
                              6,500               Sonic Foundry, Inc. (a)                             4,030
                              3,700               SonicWALL, Inc. (a)                                30,229
                              1,800               Sourcefire, Inc. (a)                               10,728
                              3,600               Sourceforge, Inc. (a)                               7,164
                              2,300               Spartech Corp.                                     19,435
                              3,600               Spherion Corp. (a)                                 22,032
                                500               Standard Parking Corp. (a)                         10,480
                              1,800               The Standard Register Co.                          14,022
                              2,100               Stanley, Inc. (a)                                  61,866
                                800               Startek, Inc. (a)                                   7,368
                              6,900               Stericycle, Inc. (a)                              355,350
                              2,440               Stratasys, Inc. (a)                                43,432
                              5,000               Strategic Diagnostics, Inc. (a)                    18,650
                              1,200               Strayer Education, Inc.                           183,000
                              1,900               SuccessFactors, Inc. (a)                           18,544
                              3,000               SupportSoft, Inc. (a)                               9,900
                              4,100               Switch and Data Facilities Co., Inc. (a)           41,861
                             20,300               Sycamore Networks, Inc. (a)                        74,298
                              2,400               Symyx Technologies Inc. (a)                        18,000
                              2,400               Synchronoss Technologies, Inc. (a)                 48,072
                             10,105               Synopsys, Inc. (a)                                229,485
                              1,600               Synplicity, Inc. (a)                               12,528
                              3,000               Syntel, Inc.                                       79,950
                              1,300               Sypris Solutions, Inc.                              5,369
                             13,800               TIBCO Software, Inc. (a)                           98,532
                              1,700               TNS, Inc.                                          35,088
                                800               TRC Cos., Inc. (a)                                  3,496

                                               15

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              2,600     Taleo Corp. Class A (a)                           $          50,440
                                 15     Technology Solutions Co. (a)                                     36
                              2,100     TechTarget, Inc. (a)                                         29,757
                              2,300     TechTeam Global, Inc. (a)                                    20,815
                                200     TeleCommunication Systems, Inc. Class A (a)                     630
                              5,100     TeleTech Holdings, Inc. (a)                                 114,546
                                200     Tenfold Corp. (a)                                                 6
                              4,225     Tetra Tech, Inc. (a)                                         82,430
                              5,350     Tetra Technologies, Inc. (a)                                 84,744
                              2,300     TheStreet.com, Inc.                                          18,584
                              2,000     Thomas Group, Inc.                                            5,060
                              4,200     TradeStation Group, Inc. (a)                                 35,784
                              4,500     The TriZetto Group, Inc. (a)                                 75,105
                              3,400     Trident Microsystems, Inc. (a)                               17,510
                              3,200     TrueBlue, Inc. (a)                                           43,008
                              8,777     Tumbleweed Communications Corp. (a)                          10,708
                              5,693     URS Corp. (a)                                               186,104
                              2,600     Ultimate Software Group, Inc. (a)                            78,156
                             10,700     Unigene Laboratories, Inc. (a)                               18,725
                              5,153     United Online, Inc.                                          54,416
                              1,700     Universal Electronics, Inc. (a)                              41,157
                              1,255     Universal Technical Institute, Inc. (a)                      14,721
                              3,300     VASCO Data Security International, Inc. (a)                  44,979
                             28,700     VMware, Inc. (a)(b)                                       1,228,934
                                800     VSE Corp.                                                    22,584
                              6,655     ValueClick, Inc. (a)                                        114,799
                              3,300     Veraz Networks, Inc. (a)                                      8,118
                              4,700     Verenium Corp. (a)(b)                                        16,544
                              1,574     Verso Technologies, Inc. (a)                                    244
                              1,450     Viad Corp.                                                   52,215
                              3,630     Vignette Corp. (a)                                           47,952
                              2,900     Virtusa Corp. (a)                                            28,304
                              3,800     VistaPrint Ltd. (a)                                         132,810
                              2,300     Vital Images, Inc. (a)                                       34,086
                              1,600     Volt Information Sciences, Inc. (a)                          27,136
                              5,525     Waste Connections, Inc. (a)                                 169,839
                                600     Waste Industries USA, Inc.                                   21,690
                              3,040     Watson Wyatt Worldwide, Inc.                                172,520
                                666     Wave Systems Corp. Class A (a)                                  646
                              4,600     WebMD Health Corp. Class A (a)(b)                           108,422
                              4,600     Websense, Inc. (a)                                           86,250
                              3,523     Website Pros, Inc. (a)                                       34,631
                              5,750     Weight Watchers International, Inc.                         266,398
                                500     Westaff, Inc. (a)                                             1,080
                              5,000     Wind River Systems, Inc. (a)                                 38,700
                                200     WorldGate Communications, Inc. (a)                               13
                              5,200     Zix Corp. (a)(b)                                             20,124
                                                                                          -----------------
                                                                                                 29,515,032
    -------------------------------------------------------------------------------------------------------
    Chemicals - 3.0%          1,200     AEP Industries, Inc. (a)                                     36,348
                              1,700     AMCOL International Corp.                                    53,091
                              1,425     Aceto Corp.                                                   9,889
                              5,800     Airgas, Inc.                                                263,726
                              6,800     Albemarle Corp.                                             248,336
                              1,400     Anika Therapeutics, Inc. (a)                                 11,872

                                               16

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              1,400     Arch Chemicals, Inc.                              $          52,164
                                200     Balchem Corp.                                                 4,584
                              1,900     Bio-Rad Laboratories, Inc. Class A (a)                      169,005
                              3,400     Brady Corp.                                                 113,662
                              4,400     Cabot Corp.                                                 123,200
                              2,900     Calgon Carbon Corp. (a)(b)                                   43,645
                             11,000     Celanese Corp. Series A                                     429,550
                             14,900     Chemtura Corp.                                              109,366
                              3,400     Cytec Industries, Inc.                                      183,090
                              8,336     Entegris, Inc. (a)                                           59,936
                              3,000     Ferro Corp.                                                  44,580
                              1,500     GenTek Inc. (a)                                              45,120
                              5,100     Georgia Gulf Corp.                                           35,343
                              3,700     H.B. Fuller Co.                                              75,517
                                300     Hawkins, Inc.                                                 4,560
                             16,700     Huntsman Corp.                                              393,285
                              1,750     KMG Chemicals, Inc.                                          27,003
                              1,500     Koppers Holdings, Inc.                                       66,465
                              4,682     Kronos Worldwide, Inc.                                      113,070
                              1,000     LSB Industries, Inc. (a)                                     14,740
                              3,800     Landec Corp. (a)                                             32,034
                              4,515     Lubrizol Corp.                                              250,628
                                450     Mace Security International, Inc. (a)                           698
                              1,600     Matrixx Initiatives, Inc. (a)                                23,424
                             32,700     The Mosaic Co. (a)                                        3,355,020
                             10,500     Nalco Holding Co.                                           222,075
                                820     NewMarket Corp.                                              61,869
                              1,900     Nuco2, Inc. (a)                                              52,763
                              2,700     OM Group, Inc. (a)                                          147,258
                              5,092     Olin Corp.                                                  100,618
                              2,400     Omnova Solutions, Inc. (a)                                    9,576
                              2,000     OxiGene, Inc. (a)                                             3,640
                              5,500     PolyOne Corp. (a)                                            35,035
                              4,100     Polypore International, Inc. (a)                             84,829
                                600     Quaker Chemical Corp.                                        18,774
                              8,600     RPM International, Inc.                                     180,084
                             28,200     Rentech, Inc. (a)                                            25,098
                              1,900     Repligen Corp. (a)                                            9,158
                              5,100     Rockwood Holdings, Inc. (a)                                 167,127
                              1,600     Rogers Corp. (a)                                             53,456
                              6,450     Rollins, Inc.                                               114,101
                              2,800     SRS Labs Inc. (a)                                            14,896
                              2,400     Schawk, Inc.                                                 38,376
                              3,400     Schulman A, Inc.                                             69,802
                              2,400     Sensient Technologies Corp.                                  70,776
                                400     Stepan Co.                                                   15,292
                              1,300     TOR Minerals International, Inc. (a)                          2,548
                              1,600     Terra Nitrogen Co. LP (b)                                   178,480
                              1,600     Tredegar Corp.                                               29,136
                              1,300     Trex Co., Inc. (a)(b)                                        10,244
                              5,900     Tronox, Inc. Class A                                         23,541
                              5,300     UAP Holding Corp.                                           203,202
                              6,700     Valspar Corp.                                               132,928
                              1,900     WD-40 Co.                                                    63,175

                                               17

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              4,900     W.R. Grace & Co. (a)                              $         111,818
                              4,500     Westlake Chemical Corp.                                      58,725
                              1,600     Zep, Inc.                                                    25,952
                              2,500     Zoltek Cos., Inc. (a)(b)                                     66,300
                                                                                          -----------------
                                                                                                  8,793,603
    -------------------------------------------------------------------------------------------------------
    Construction - 1.7%       7,100     Aecom Technology Corp. (a)                                  184,671
                              1,000     American Woodmark Corp.                                      20,560
                                600     Ameron International Corp.                                   56,118
                              3,400     Apogee Enterprises, Inc.                                     52,360
                              3,900     Armstrong World Industries, Inc.                            139,074
                              4,400     Beacon Roofing Supply, Inc. (a)                              44,000
                              1,064     Beazer Homes USA, Inc. (b)                                   10,055
                              2,000     BlueLinx Holdings, Inc.                                      10,180
                              1,876     Brookfield Homes Corp. (b)                                   31,517
                              2,600     Bucyrus International, Inc.                                 264,290
                              1,900     Builders FirstSource, Inc. (a)(b)                            13,794
                              2,180     Building Material Holding Corp. (b)                           9,548
                              1,110     Cavco Industries, Inc. (a)                                   38,894
                              1,975     Ceradyne, Inc. (a)                                           63,121
                              3,800     Comstock Homebuilding Cos., Inc. Class A (a)(b)               3,230
                                500     Dominion Homes, Inc. (a)                                        275
                              3,033     Dycom Industries, Inc. (a)                                   36,426
                              4,000     EMCOR Group, Inc. (a)                                        88,840
                              3,220     Eagle Materials, Inc.                                       114,471
                              2,950     Granite Construction, Inc.                                   96,494
                              6,000     Great Lakes Dredge & Dock Corp.                              31,020
                                600     Hill International, Inc. (a)                                  7,506
                              6,000     Hovnanian Enterprises, Inc. Class A (a)(b)                   63,600
                              1,400     Huttig Building Products, Inc. (a)                            3,248
                              2,000     Insituform Technologies, Inc. Class A (a)                    27,660
                              1,800     Interline Brands, Inc. (a)                                   33,390
                             11,900     KBR, Inc.                                                   329,987
                                700     L.S. Starrett Co. Class A                                    13,468
                              2,950     LSI Industries, Inc.                                         38,969
                              1,380     Levitt Corp. Class A (a)                                      2,732
                              3,516     MDC Holdings, Inc.                                          153,966
                              2,000     M/I Homes, Inc. (b)                                          33,960
                              2,900     Martin Marietta Materials, Inc. (b)                         307,893
                              3,700     Mastec, Inc. (a)                                             30,377
                              1,900     Meritage Homes Corp. (a)(b)                                  36,708
                              2,200     NCI Building Systems, Inc. (a)                               53,240
                                333     NVR, Inc. (a)                                               198,968
                                300     Orion Marine Group, Inc. (a)                                  3,585
                              9,500     Owens Corning, Inc. (a)                                     172,235
                                500     PGT, Inc. (a)                                                 1,370
                              3,700     Palm Harbor Homes, Inc. (a)(b)                               19,462
                                100     Patriot Transportation Holding, Inc. (a)                      7,844
                                500     Performance Technologies, Inc. (a)                            2,290
                              2,000     Perini Corp. (a)                                             72,460
                             12,035     Quanta Services, Inc. (a)                                   278,851
                              4,600     Quest Resource Corp. (a)                                     30,222
                              3,700     Ryland Group, Inc.                                          121,693
                              8,700     SBA Communications Corp. Class A (a)                        259,521
                              2,800     Simpson Manufacturing Co., Inc.                              76,104

                                               18

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              1,300     Skyline Corp.                                     $          36,166
                              8,700     Standard-Pacific Corp. (b)                                   42,282
                              2,000     Texas Industries, Inc.                                      120,220
                             10,900     Toll Brothers, Inc. (a)                                     255,932
                                500     UMH Properties, Inc.                                          4,990
                              5,600     U.S. Concrete, Inc. (a)                                      21,280
                              7,100     USG Corp. (a)(b)                                            261,422
                              6,200     WCI Communities, Inc. (a)(b)                                 20,770
                              3,200     WESCO International, Inc. (a)                               116,768
                              4,200     Walter Industries, Inc.                                     263,046
                              5,300     Westell Technologies, Inc. Class A (a)                        7,950
                                                                                          -----------------
                                                                                                  4,841,073
    -------------------------------------------------------------------------------------------------------
    Consumer -
    Durables - 0.6%           1,700     American Technology Corp. (a)                                 3,366
                              6,340     Avis Budget Group, Inc. (a)                                  67,331
                                800     Bassett Furniture Industries, Inc.                            9,872
                              4,400     Champion Enterprises, Inc. (a)                               44,132
                              2,500     Compx International, Inc.                                    23,000
                                800     Conn's, Inc. (a)(b)                                          13,048
                              1,000     Design Within Reach, Inc. (a)                                 2,850
                              1,700     Emerson Radio Corp. (a)                                       1,870
                              3,100     Ethan Allen Interiors, Inc.                                  88,133
                                200     Flexsteel Industries, Inc.                                    2,696
                              5,000     Furniture Brands International, Inc.                         58,500
                             34,101     Gemstar-TV Guide International, Inc. (a)                    160,275
                              2,220     Griffon Corp. (a)                                            19,092
                              1,600     Haverty Furniture Cos., Inc.                                 17,024
                              2,800     Helen of Troy Ltd. (a)                                       46,956
                             23,300     Hertz Global Holdings, Inc. (a)                             280,998
                              1,700     Hooker Furniture Corp.                                       37,978
                              4,700     Interface, Inc. Class A                                      66,035
                              2,800     Kimball International, Inc. Class B                          30,016
                                200     Koss Corp.                                                    3,460
                              3,100     La-Z-Boy, Inc. (b)                                           25,854
                              2,700     Lifetime Brands, Inc. (b)                                    24,138
                                500     Mac-Gray Corp. (a)                                            5,710
                              4,664     Mohawk Industries, Inc. (a)                                 333,989
                                400     National Presto Industries, Inc.                             20,960
                              7,500     RSC Holdings, Inc. (a)                                       81,750
                              4,505     Restoration Hardware, Inc. (a)                               19,552
                              1,700     Rockford Corp. (a)                                            2,567
                              6,100     Sealy Corp. (b)                                              46,360
                              5,250     Select Comfort Corp. (a)                                     18,900
                              2,400     Stanley Furniture Co., Inc.                                  29,784
                              1,600     Sturm Ruger & Co., Inc. (a)                                  13,184
                              3,800     Tempur-Pedic International, Inc. (b)                         41,800
                              2,890     Toro Co.                                                    119,617
                              6,600     United Rentals, Inc. (a)                                    124,344
                                642     Virco Manufacturing Corp.                                     3,326
                                                                                          -----------------
                                                                                                  1,888,467
    -------------------------------------------------------------------------------------------------------
    Containers - 0.6%        11,600     Crown Holdings, Inc. (a)                                    291,856
                             18,800     Graphic Packaging Holding Co. (a)                            54,896
                              3,300     Greif, Inc.                                                 224,169
                              3,600     Mobile Mini, Inc. (a)                                        68,400
                             11,400     Owens-Illinois, Inc. (a)                                    643,302

                                               19

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              3,200     Silgan Holdings, Inc.                             $         158,816
                              7,000     Sonoco Products Co.                                         200,410
                              7,400     Temple-Inland, Inc.                                          94,128
                              4,600     Textainer Group Holdings Ltd.                                69,368
                              4,600     Trimas Corp. (a)                                             24,242
                                                                                          -----------------
                                                                                                  1,829,587
    -------------------------------------------------------------------------------------------------------
    Domestic Oil - 4.6%       8,600     Abraxas Petroleum Corp. (a)                                  28,380
                              3,200     Alon USA Energy, Inc.                                        48,672
                              7,700     American Oil & Gas, Inc. (a)                                 25,179
                                400     Approach Resources, Inc. (a)                                  6,272
                              2,600     Arena Resources, Inc. (a)                                   100,646
                              1,933     Atlas America, Inc.                                         116,830
                              4,000     Atlas Energy Resources LLC                                  124,000
                              2,400     Atlas Pipeline Holdings LP                                   65,664
                              6,400     BPZ Resources, Inc. (a)(b)                                  139,072
                              1,800     Basic Energy Services, Inc. (a)                              39,744
                              3,100     Bill Barrett Corp. (a)                                      146,475
                              3,700     Bois d'Arc Energy, Inc. (a)                                  79,513
                              1,300     Bolt Technology Corp. (a)                                    23,959
                              4,400     BreitBurn Energy Partners LP (b)                             88,352
                             11,000     CNX Gas Corp. (a)                                           355,080
                              1,000     Callon Petroleum Co. (a)                                     18,090
                                500     Cano Petroleum, Inc. (a)                                      2,340
                              2,100     Carrizo Oil & Gas, Inc. (a)                                 124,467
                              1,400     Clayton Williams Energy, Inc. (a)                            73,486
                              3,200     Clean Energy Fuels Corp. (a)                                 42,752
                              2,600     Comstock Resources, Inc. (a)                                104,780
                              5,500     Concho Resources, Inc. (a)                                  141,020
                             12,200     Continental Resources, Inc. (a)                             389,058
                              3,200     Crosstex Energy LP                                           98,368
                              6,535     Delta Petroleum Corp. (a)                                   147,103
                             10,300     Diamond Offshore Drilling, Inc.                           1,198,920
                              1,300     Dorchester Minerals LP                                       27,300
                              6,200     Dresser-Rand Group, Inc. (a)                                190,650
                                300     Duncan Energy Partners LP                                     5,544
                                100     EV Energy Partner LP                                          2,565
                              6,200     EXCO Resources, Inc. (a)                                    114,700
                              4,900     Edge Petroleum Corp. (a)                                     19,747
                              1,589     Enbridge Energy Management LLC (a)                           77,273
                              6,600     Enbridge Energy Partners LP                                 313,830
                              3,800     Encore Acquisition Co. (a)                                  153,064
                              2,700     Encore Energy Partners LP (b)                                57,510
                             23,000     Endeavour International Corp. (a)(b)                         30,590
                              2,326     Energy Partners Ltd. (a)                                     22,027
                             16,200     Energy Transfer Equity LP                                   506,088
                              5,400     FX Energy, Inc. (a)                                          23,004
                              8,400     Frontier Oil Corp.                                          228,984
                              1,700     GMX Resources Inc. (a)(b)                                    59,381
                              5,100     Gasco Energy, Inc. (a)                                       12,444
                              1,500     Geokinetics, Inc. (a)                                        27,180
                              8,530     Global Industries Ltd. (a)                                  137,248
                              1,930     Gulf Island Fabrication, Inc.                                55,430
                              1,600     Gulfmark Offshore, Inc. (a)                                  87,552
                              3,700     Harvest Natural Resources, Inc. (a)                          44,622

                                               20

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              6,684     Helix Energy Solutions Group, Inc. (a)                      210,546
                              7,600     Hercules Offshore, Inc. (a)                                 190,912
                              1,800     Hiland Holdings GP LP                                        41,580
                                600     Hiland Partners LP                                           27,294
                              4,700     Holly Corp.                                                 204,027
                              1,200     Inergy Holdings LP                                           46,740
                              8,500     Key Energy Services, Inc. (a)                               114,070
                                900     Legacy Reserves LP (b)                                       17,964
                              8,000     Linn Energy LLC (b)                                         152,000
                              4,800     Magellan Midstream Partners LP                              194,400
                              5,499     Mariner Energy, Inc. (a)                                    148,528
                              4,582     MarkWest Energy Partners LP                                 141,308
                              2,000     Matrix Service Co. (a)                                       34,360
                              5,200     McMoRan Exploration Co. (a)(b)                               89,908
                              5,100     Meridian Resource Corp. (a)                                   7,548
                              9,798     Newfield Exploration Co. (a)                                517,824
                              3,600     Nustar Energy LP                                            174,384
                                700     OYO Geospace Corp. (a)                                       31,794
                             12,310     Patterson-UTI Energy, Inc.                                  322,276
                             12,401     PetroHawk Energy Corp. (a)                                  250,128
                              3,600     Petroquest Energy, Inc. (a)                                  62,424
                              9,175     Pioneer Natural Resources Co.                               450,676
                              7,919     Plains Exploration & Production Co. (a)                     420,816
                             12,700     Pride International, Inc. (a)                               443,865
                             11,160     Quicksilver Resources, Inc. (a)                             407,675
                              9,600     Ram Energy Resources, Inc. (a)                               47,232
                              5,100     Rosetta Resources, Inc. (a)                                 100,317
                              4,600     St. Mary Land & Exploration Co.                             177,100
                              1,979     Stone Energy Corp. (a)                                      103,521
                              2,400     Suburban Propane Partners LP                                 93,192
                              1,700     Sunoco Logistics Partners LP (b)                             82,960
                              6,526     Superior Energy Services, Inc. (a)                          258,560
                              3,600     Superior Offshore International, Inc. (a)                    11,916
                              2,900     Superior Well Services, Inc. (a)                             63,423
                              9,000     Syntroleum Corp. (a)                                          5,580
                              6,500     TEPPCO Partners LP                                          224,185
                              5,300     Teekay Corp.                                                225,091
                              1,400     Teekay Offshore Partners LP                                  32,410
                              1,900     Transmontaigne Partners LP                                   53,884
                              4,500     Tri-Valley Corp. (a)(b)                                      26,955
                             11,700     Ultra Petroleum Corp. (a)                                   906,750
                              1,300     Union Drilling, Inc. (a)                                     22,737
                              4,400     Vaalco Energy, Inc. (a)                                      21,868
                              5,200     W&T Offshore, Inc.                                          177,372
                              4,200     Warren Resources, Inc. (a)                                   49,854
                              5,000     Western Refining, Inc.                                       67,350
                              2,800     Whiting Petroleum Corp. (a)                                 181,020
                              1,100     Williams Pipeline Partners LP (a)                            19,195
                                                                                             --------------
                                                                                                 13,580,474
    -------------------------------------------------------------------------------------------------------
    Drugs & Medicine - 9.7%   2,200     ABX Holdings, Inc. (a)                                        6,468
                              1,600     AMAG Pharmaceuticals, Inc. (a)                               64,688
                              3,500     AMERIGROUP Corp. (a)                                         95,655
                             11,652     APP Pharmaceuticals, Inc. (a)(b)                            140,756
                              3,300     ARYx Therapeutics, Inc. (a)                                  26,070

                                               21

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                                900     ATS Medical, Inc. (a)                             $           1,269
                              7,050     AVANIR Pharmaceuticals Class A (a)                            7,050
                              3,100     AVI BioPharma, Inc. (a)                                       5,704
                              1,600     Abaxis, Inc. (a)                                             37,072
                              1,100     Abiomed, Inc. (a)                                            14,454
                              2,913     The Abraxis Bioscience, Inc. (a)                            172,100
                              4,500     Acadia Pharmaceuticals, Inc. (a)                             40,770
                              1,600     Accelrys, Inc. (a)                                            8,656
                              4,800     Accuray, Inc. (a)                                            37,488
                              2,800     Acorda Therapeutics, Inc. (a)                                50,260
                              1,000     Acura Pharmaceuticals, Inc. (a)                               8,500
                              7,100     Adolor Corp. (a)                                             32,447
                              4,235     Advanced Medical Optics, Inc. (a)(b)                         85,970
                              2,400     Affymax, Inc. (a)                                            33,840
                              1,100     Air Methods Corp. (a)                                        53,207
                              2,000     Albany Molecular Research, Inc. (a)                          24,280
                              3,100     Alexion Pharmaceuticals, Inc. (a)                           183,830
                              3,600     Alexza Pharmaceuticals, Inc. (a)                             24,768
                              4,900     Align Technology, Inc. (a)                                   54,439
                              7,300     Alkermes, Inc. (a)                                           86,724
                                  2     Allegro Biodiesel Corp. (a)                                       0
                              3,300     Alliance Imaging, Inc. (a)                                   28,380
                              6,800     Allos Therapeutics, Inc. (a)                                 41,344
                              4,045     Allscripts Healthcare Solutions, Inc. (a)                    41,744
                              4,100     Alpharma, Inc. Class A (a)                                  107,461
                                500     Altus Pharmaceuticals, Inc. (a)                               2,275
                              1,967     Amedisys, Inc. (a)                                           77,382
                                800     America Service Group, Inc. (a)                               4,848
                              5,200     American Medical Systems Holdings, Inc. (a)                  73,788
                              3,100     Amicus Therapeutics, Inc. (a)(b)                             33,170
                              2,400     Amsurg Corp. (a)                                             56,832
                              9,800     Amylin Pharmaceuticals, Inc. (a)                            286,258
                              1,700     Anadys Pharmaceuticals, Inc. (a)                              2,584
                                400     Anesiva, Inc. (a)                                             1,272
                              2,590     AngioDynamics, Inc. (a)                                      29,940
                              3,100     Animal Health International, Inc. (a)                        33,914
                              9,300     Antigenics, Inc. (a)(b)                                      21,948
                              4,300     Applera Corp. - Celera Genomics Group (a)                    63,210
                              3,100     Apria Healthcare Group, Inc. (a)                             61,225
                              1,900     Arcadia Resources, Inc. (a)                                   1,634
                              2,000     Ardea Biosciences, Inc. (a)                                  26,000
                              4,240     Arena Pharmaceuticals, Inc. (a)                              29,002
                              8,800     Ariad Pharmaceuticals, Inc. (a)                              29,656
                              2,430     Arqule, Inc. (a)                                             10,400
                              4,300     Array Biopharma, Inc. (a)                                    30,143
                              2,600     ArthroCare Corp. (a)(b)                                      86,710
                              1,100     Aspect Medical Systems, Inc. (a)                              6,710
                                700     AspenBio Pharma, Inc. (a)                                     3,997
                              4,800     Assisted Living Concepts, Inc. (a)                           28,272
                              8,400     Atherogenics, Inc. (a)(b)                                     6,720
                              3,600     Auxilium Pharmaceuticals, Inc. (a)                           96,264
                                366     Avant Immunotherapeutics, Inc. (a)                            3,587
                              1,000     Avigen, Inc. (a)                                              2,790
                              1,700     Barrier Therapeutics, Inc. (a)                                5,797

                                               22

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              4,400     Beckman Coulter, Inc.                             $         284,020
                                900     Bentley Pharmaceuticals, Inc. (a)                            14,625
                              1,700     Bio-Reference Labs, Inc. (a)                                 44,931
                              1,700     BioCryst Pharmaceuticals, Inc. (a)                            7,837
                                600     Biodel, Inc. (a)                                              6,510
                              1,000     BioForm Medical, Inc. (a)                                     4,600
                              2,400     Biolase Technology, Inc. (a)                                  7,416
                              7,700     BioMarin Pharmaceuticals, Inc. (a)                          272,349
                                400     BioMimetic Therapeutics, Inc. (a)                             3,200
                              3,363     Biopure Corp. Class A (a)(b)                                  1,681
                              2,596     Bioscript, Inc. (a)                                          17,549
                                900     BioSphere Medical, Inc. (a)                                   4,131
                              2,050     CONMED Corp. (a)                                             52,562
                              4,300     CV Therapeutics, Inc. (a)                                    30,659
                                900     Cadence Pharmaceuticals, Inc. (a)                             5,355
                             16,300     Calypte Biomedical Corp. (a)                                  1,222
                              2,100     Cambrex Corp.                                                14,553
                              1,200     Caraco Pharmaceutical Laboratories Ltd. (a)                  21,540
                              3,210     Cardiac Science Corp. (a)                                    26,803
                              2,700     Cardica, Inc. (a)                                            19,953
                              2,900     CardioDynamics International Corp. (a)                          725
                              1,476     Cardiotech International, Inc. (a)                              797
                              3,950     Cell Therapeutics, Inc. (a)(b)                                2,607
                              3,100     Centene Corp. (a)                                            43,214
                              5,300     Cephalon, Inc. (a)                                          341,320
                              1,400     Cerus Corp. (a)                                               8,078
                              4,792     Charles River Laboratories International, Inc. (a)          282,440
                                100     Chelsea Therapeutics International, Inc. (a)                    500
                             11,200     Clarient, Inc. (a)                                           15,680
                                687     Clinical Data, Inc. (a)                                      12,703
                              2,500     Collagenex Pharmaceuticals, Inc. (a)                         41,425
                              7,400     Columbia Laboratories, Inc. (a)(b)                           15,762
                              6,500     Community Health Systems, Inc. (a)                          218,205
                              3,300     Conceptus, Inc. (a)                                          61,248
                              3,143     The Cooper Cos., Inc.                                       108,213
                              1,500     Corvel Corp. (a)                                             45,885
                              1,900     Cougar Biotechnology, Inc. (a)                               39,900
                              4,800     Covance, Inc. (a)                                           398,256
                              2,000     CryoLife, Inc. (a)                                           18,800
                              4,100     Cubist Pharmaceuticals, Inc. (a)                             75,522
                              3,300     Curis, Inc. (a)                                               4,620
                                900     Cutera, Inc. (a)                                             12,123
                              1,500     Cyberonics, Inc. (a)(b)                                      21,750
                              1,600     Cynosure, Inc. Class A (a)                                   34,080
                              4,200     Cypress Bioscience, Inc. (a)                                 30,072
                                930     Cytogen Corp. (a)                                               530
                              1,700     Cytokinetics, Inc. (a)                                        5,644
                             10,200     CytRx Corp. (a)(b)                                           11,322
                              1,400     Datascope Corp.                                              58,002
                              7,800     DaVita, Inc. (a)                                            372,528
                                900     Daxor Corp. (a)                                              11,997
                              8,830     Dendreon Corp. (a)(b)                                        42,561
                             10,800     Dentsply International, Inc.                                416,880
                              7,300     Depomed, Inc. (a)(b)                                         24,820

                                               23

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              3,900     DexCom, Inc. (a)                                  $          16,146
                              1,300     Dialysis Corp. of America (a)                                 9,477
                             10,100     Discovery Laboratories, Inc. (a)                             23,735
                              7,200     Durect Corp. (a)                                             37,800
                              1,300     Dusa Pharmaceuticals, Inc. (a)(b)                             3,263
                                  4     Dynacq Healthcare, Inc. (a)                                      18
                              4,700     Dynavax Technologies Corp. (a)                                9,212
                              7,566     EPIX Pharmaceuticals, Inc. (a)                               10,819
                              1,700     E-Z-EM, Inc. (a)                                             35,649
                              4,100     Edwards Lifesciences Corp. (a)                              182,655
                              1,100     Emergency Medical Services Corp. (a)                         27,159
                                600     Emergent Biosolutions, Inc. (a)                               5,352
                              2,100     Emeritus Corp. (a)                                           43,806
                              4,800     Emisphere Technologies, Inc. (a)                              8,016
                              9,400     Endo Pharmaceuticals Holdings, Inc. (a)                     225,036
                              6,200     Endologix, Inc. (a)                                          18,538
                              4,300     Entremed, Inc. (a)                                            2,967
                              1,373     Enzo Biochem, Inc. (a)                                       12,481
                              5,900     Enzon Pharmaceuticals, Inc. (a)                              54,339
                                673     EpiCept Corp. (a)                                               343
                                725     Escalon Medical Corp. (a)                                     2,320
                              7,183     ev3, Inc. (a)                                                58,470
                              1,600     Exact Sciences Corp. (a)                                      4,656
                                700     Exactech, Inc. (a)                                           17,633
                              2,900     FGX International Holdings Ltd. (a)                          34,684
                                692     Fonar Corp. (a)                                               2,623
                              3,600     GTx, Inc. (a)                                                57,888
                                566     Genaera Corp. (a)                                               945
                              1,060     Genelabs Technologies, Inc. (a)                                 901
                             78,340     Genentech, Inc. (a)(b)                                    6,359,641
                              2,100     Genitope Corp. (a)                                              525
                              2,700     Genomic Health, Inc. (a)                                     51,003
                              3,800     Gen-Probe, Inc. (a)                                         183,160
                              1,300     Genta, Inc. (a)                                                 494
                                900     GenVec, Inc. (a)                                              1,584
                                700     Genoptix, Inc. (a)                                           17,507
                              3,800     Geron Corp. (a)(b)                                           18,544
                              1,200     Greatbatch, Inc. (a)                                         22,092
                              2,500     HMS Holdings Corp. (a)                                       71,375
                              2,000     Haemonetics Corp. (a)                                       119,160
                              7,300     Halozyme Therapeutics, Inc. (a)                              46,428
                              1,800     Hansen Medical, Inc. (a)(b)                                  25,308
                              5,100     Health Grades Inc. (a)                                       26,928
                             13,080     Health Management Associates, Inc. Class A                   69,193
                              7,480     Health Net, Inc. (a)                                        230,384
                              3,077     Healthcare Services Group, Inc.                              63,509
                              3,800     HealthExtras, Inc. (a)                                       94,392
                              5,400     HealthSouth Corp. (a)                                        96,066
                              4,300     HealthSpring, Inc. (a)                                       60,544
                              1,900     HealthTronics, Inc. (a)                                       6,156
                              3,100     Healthways, Inc. (a)                                        109,554
                                500     Helicos BioSciences Corp. (a)                                 3,020
                              1,300     Hemispherx Biopharma, Inc. (a)                                  923
                              6,800     Henry Schein, Inc. (a)                                      390,320

                                               24

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              5,000     Herbalife Ltd.                                    $         237,500
                              4,345     Hillenbrand Industries, Inc. (a)                            207,691
                              1,075     Hi-Tech Pharmacal Co., Inc. (a)                               9,729
                              2,300     Hollis-Eden Pharmaceuticals, Inc. (a)                         4,025
                              8,668     Hologic, Inc. (a)                                           481,941
                              4,600     Hooper Holmes, Inc. (a)                                       2,990
                              9,700     Human Genome Sciences, Inc. (a)                              57,133
                              2,900     Hydron Technologies, Inc. (a)                                   209
                              1,600     ICU Medical, Inc. (a)                                        46,032
                              2,100     II-VI, Inc. (a)                                              79,758
                              2,700     I-Flow Corp. (a)                                             37,881
                              4,500     Idexx Laboratories, Inc. (a)                                221,670
                              6,321     ImClone Systems, Inc. (a)                                   268,137
                              6,137     Immucor, Inc. (a)                                           130,964
                              4,000     Immunicon Corp. (a)(b)                                        1,200
                              2,900     ImmunoGen, Inc. (a)                                          10,382
                              8,300     Immunomedics, Inc. (a)                                       23,323
                              7,600     Incyte Corp. (a)                                             79,876
                              8,400     Indevus Pharmaceuticals, Inc. (a)                            40,068
                              4,200     Insmed, Inc. (a)                                              2,814
                              6,400     Inspire Pharmaceuticals, Inc. (a)                            24,640
                              1,100     Insulet Corp. (a)                                            15,840
                              2,600     Integra LifeSciences Holdings Corp. (a)                     113,022
                              3,900     InterMune, Inc. (a)                                          56,862
                              2,600     Introgen Therapeutics, Inc. (a)(b)                            8,086
                              2,750     Intuitive Surgical, Inc. (a)                                891,963
                              1,900     Invacare Corp.                                               42,332
                              5,275     Inverness Medical Innovations, Inc. (a)                     158,778
                              7,700     Isis Pharmaceuticals, Inc. (a)(b)                           108,647
                              5,300     Ista Pharmaceuticals, Inc. (a)(b)                            10,229
                              6,200     Javelin Pharmaceuticals, Inc. (a)                            17,422
                                700     Jazz Pharmaceuticals, Inc. (a)                                6,314
                              2,900     K-V Pharmaceutical Co. Class A (a)                           72,384
                              1,600     Kendle International, Inc. (a)                               71,872
                              1,700     Kensey Nash Corp. (a)                                        49,215
                              2,690     Kindred Healthcare, Inc. (a)                                 58,830
                              5,115     Kinetic Concepts, Inc. (a)                                  236,466
                              1,700     Kosan Biosciences, Inc. (a)                                   2,669
                              2,250     LCA-Vision, Inc. (b)                                         28,125
                              2,300     LHC Group, Inc. (a)                                          38,640
                              5,540     La Jolla Pharmaceutical Co. (a)                              10,914
                              1,210     Lakeland Industries, Inc. (a)                                14,145
                                700     Landauer, Inc.                                               35,238
                                300     Langer, Inc. (a)                                                627
                                800     Lectec Corp. (a)                                              1,408
                              3,000     Lexicon Genetics, Inc. (a)                                    6,060
                              2,500     LifeCell Corp. (a)                                          105,075
                              5,145     LifePoint Hospitals, Inc. (a)                               141,333
                              8,200     Ligand Pharmaceuticals, Inc. Class B                         32,800
                              6,200     Lincare Holdings, Inc. (a)                                  174,282
                                300     MAP Pharmaceuticals, Inc. (a)                                 4,191
                              1,600     MEDTOX Scientific, Inc. (a)                                  21,104
                              2,779     Magellan Health Services, Inc. (a)                          110,299
                              3,100     Mannatech, Inc. (b)                                          22,103

                                                   25

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              7,600     MannKind Corp. (a)(b)                             $          45,372
                              2,200     Martek Biosciences Corp. (a)                                 67,254
                              3,900     Masimo Corp. (a)                                            101,400
                              9,100     Medarex, Inc. (a)                                            80,535
                              3,100     MedAssets, Inc. (a)                                          45,942
                              1,500     MedCath Corp. (a)                                            27,300
                                900     Medical Action Industries, Inc. (a)                          14,787
                              4,870     Medicines Co. (a)                                            98,374
                              3,900     Medicis Pharmaceutical Corp. Class A                         76,791
                              2,100     Medifast, Inc. (a)                                            8,883
                              2,830     Medis Technologies Ltd. (a)(b)                               25,668
                              3,000     Medivation, Inc. (a)                                         42,690
                                100     Memory Pharmaceuticals Corp. (a)                                 50
                              3,100     Mentor Corp.                                                 79,732
                              2,925     Meridian Bioscience, Inc.                                    97,783
                              2,768     Merit Medical Systems, Inc. (a)                              43,817
                              2,500     Metabolix, Inc. (a)                                          27,375
                                300     Metropolitan Health Networks, Inc. (a)                          675
                                533     Micromet, Inc. (a)                                              933
                              2,100     Micrus Endovascular Corp. (a)                                25,956
                              7,900     MiddleBrook Pharmaceuticals, Inc. (a)(b)                     31,679
                             22,638     Millennium Pharmaceuticals, Inc. (a)                        349,983
                              2,100     Mine Safety Appliances Co.                                   86,499
                                400     Molecular Insight Pharmaceuticals, Inc. (a)                   2,704
                              2,000     Molina Healthcare, Inc. (a)                                  48,840
                              2,700     Momenta Pharmaceuticals, Inc. (a)                            29,511
                             13,060     Monogram Biosciences, Inc. (a)                               13,844
                              3,200     Myriad Genetics, Inc. (a)                                   128,928
                              4,800     NBTY, Inc. (a)                                              143,760
                              3,440     NPS Pharmaceuticals, Inc. (a)                                13,416
                              3,500     Nabi Biopharmaceuticals (a)                                  14,070
                                200     Nanosphere, Inc. (a)                                          1,732
                                150     National Dentex Corp. (a)                                     1,934
                                400     National Healthcare Corp.                                    19,480
                              2,400     Natus Medical, Inc. (a)                                      43,560
                              8,600     Nektar Therapeutics (a)                                      59,684
                              4,486     Neopharm, Inc. (a)                                            2,513
                              1,900     Neose Technologies, Inc. (a)                                    530
                              5,345     Neurocrine Biosciences, Inc. (a)                             28,863
                              2,600     Neurogen Corp. (a)                                            4,836
                              1,700     Neurometrix, Inc. (a)(b)                                      3,094
                              3,000     Northfield Laboratories, Inc. (a)(b)                          2,970
                             19,600     Nova Biosource Fuels, Inc. (a)(b)                            29,596
                              4,000     Novacea, Inc. (a)                                            10,800
                              3,500     Novavax, Inc. (a)                                             9,310
                              3,000     Noven Pharmaceuticals, Inc. (a)                              26,940
                              2,600     NuVasive, Inc. (a)                                           89,726
                              1,400     Nutraceutical International Corp. (a)                        18,200
                             10,221     Nuvelo, Inc. (a)                                              7,257
                              6,500     NxStage Medical, Inc. (a)                                    28,080
                              4,867     OSI Pharmaceuticals, Inc. (a)                               181,977
                              2,700     Obagi Medical Products, Inc. (a)                             23,436
                              3,850     Odyssey HealthCare, Inc. (a)                                 34,650
                              7,900     Omnicare, Inc.                                              143,464

                                               26

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              1,600     Omrix Biopharmaceuticals, Inc. (a)                $          22,400
                              3,900     Onyx Pharmaceuticals, Inc. (a)                              113,217
                              8,100     Opko Health, Inc. (a)(b)                                     16,848
                              4,775     OraSure Technologies, Inc. (a)                               34,905
                              1,900     Ore Pharmaceuticals, Inc. (a)                                 1,041
                              1,200     Orexigen Therapeutics, Inc. (a)                              12,360
                              1,500     Orthofix International NV (a)                                59,655
                              4,100     Orthologic Corp. (a)                                          3,485
                              5,920     Orthovita, Inc. (a)                                          15,274
                                550     Oscient Pharmaceuticals Corp. (a)                               957
                              1,300     Osiris Therapeutics, Inc. (a)(b)                             16,354
                              3,300     Osteotech, Inc. (a)                                          15,675
                              2,400     Owens & Minor, Inc.                                          94,416
                              8,300     PDL BioPharma, Inc. (a)                                      87,897
                              4,700     PSS World Medical, Inc. (a)                                  78,302
                              4,500     Pain Therapeutics, Inc. (a)                                  38,025
                             11,006     Panacos Pharmaceuticals, Inc. (a)                             7,704
                              2,400     Par Pharmaceutical Cos., Inc. (a)                            41,736
                              5,100     Parexel International Corp. (a)                             133,110
                              3,500     Pediatrix Medical Group, Inc. (a)                           235,900
                              4,600     Penwest Pharmaceuticals Co. (a)                              11,960
                             20,800     Peregrine Pharmaceuticals, Inc. (a)(b)                        9,776
                              7,300     Perrigo Co.                                                 275,429
                              3,100     PetMed Express, Inc. (a)                                     34,379
                              9,200     Pharmaceutical Product Development, Inc.                    385,480
                                700     Pharmacopeia Drug Discovery, Inc. (a)                         2,576
                              2,290     Pharmacyclics, Inc. (a)                                       1,718
                              2,300     Pharmasset, Inc. (a)                                         41,469
                              3,623     PharMerica Corp. (a)                                         60,033
                              1,140     Pharmos Corp. (a)                                               536
                              2,900     Power Medical Interventions, Inc. (a)                        17,444
                              3,300     Pozen, Inc. (a)                                              34,188
                              2,500     Prestige Brands Holdings, Inc. (a)                           20,450
                              3,200     Progenics Pharmaceuticals, Inc. (a)                          20,896
                                800     ProxyMed, Inc. (a)                                              952
                                125     Psychemedics Corp.                                            2,225
                              4,632     Psychiatric Solutions, Inc. (a)                             157,117
                              2,700     QMed, Inc. (a)                                                  284
                              7,600     Questcor Pharmaceuticals, Inc. (a)                           31,312
                              1,900     Quidel Corp. (a)                                             30,514
                              1,600     RTI Biologics, Inc. (a)                                      15,120
                                509     RXi Pharmaceuticals Corp. (a)                                 3,949
                                800     RadNet, Inc. (a)                                              5,632
                              4,800     Regeneron Pharmaceuticals, Inc. (a)                          92,112
                              2,100     RehabCare Group, Inc. (a)                                    31,500
                              1,600     Reliv International, Inc.                                    10,640
                              1,300     Repros Therapeutics, Inc. (a)                                12,714
                              1,800     Renovis, Inc. (a)                                             4,248
                              1,200     Res-Care, Inc. (a)                                           20,580
                              5,300     ResMed, Inc. (a)                                            223,554
                              1,300     Retractable Technologies, Inc. (a)                            2,080
                              3,565     Rigel Pharmaceuticals, Inc. (a)                              66,523
                              2,200     Rochester Medical Corp. (a)                                  22,440
                              5,703     Salix Pharmaceuticals Ltd. (a)                               35,815

                                               27

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              4,100     Sangamo Biosciences, Inc. (a)(b)                  $          41,656
                              2,700     Santarus, Inc. (a)                                            6,939
                              3,884     Savient Pharmaceuticals, Inc. (a)                            77,680
                              5,700     Sciclone Pharmaceuticals, Inc. (a)                           10,773
                              3,350     Sciele Pharma, Inc. (a)                                      65,325
                              6,700     Seattle Genetics, Inc. (a)                                   60,970
                              7,755     Sepracor, Inc. (a)                                          151,378
                              1,200     Sirtris Pharmaceuticals, Inc. (a)                            15,588
                              2,700     Skilled Healthcare Group, Inc. Class A (a)                   29,646
                              3,000     Somaxon Pharmaceuticals, Inc. (a)                            14,250
                              3,500     Sonic Innovations, Inc. (a)                                  16,905
                              2,000     SonoSite, Inc. (a)                                           56,860
                              1,900     Sparta Surgical Corp. (a)                                         0
                              3,800     Spectranetic Corp. (a)                                       31,768
                                 16     Spectrum Pharmaceuticals, Inc. (a)                               40
                              2,400     Staar Surgical Co. (a)                                        6,168
                             10,100     Star Scientific, Inc. (a)                                    15,554
                              5,400     StemCells, Inc. (a)                                           8,478
                              2,600     Stereotaxis, Inc. (a)                                        15,392
                              3,700     Steris Corp.                                                 99,271
                              2,000     Sucampo Pharmaceuticals, Inc. Class A (a)                    16,000
                              3,100     Sun Healthcare Group, Inc. (a)                               40,734
                              3,100     Sunrise Senior Living, Inc. (a)                              69,068
                              3,130     SuperGen, Inc. (a)                                            7,856
                              1,400     SurModics, Inc. (a)(b)                                       58,632
                              1,200     Symmetry Medical, Inc. (a)                                   19,920
                                900     Synovis Life Technologies, Inc. (a)                          14,112
                                900     Synta Pharmaceuticals Corp. (a)                               7,281
                              8,500     SyntheMed, Inc. (a)                                           3,145
                                 50     Synvista Therapeutics, Inc. (a)                                 113
                                880     Tapestry Pharmaceuticals, Inc. (a)                               45
                                850     Targeted Genetics Corp. (a)                                     825
                              2,600     Techne Corp. (a)                                            175,136
                              8,430     Telik, Inc. (a)(b)                                           20,569
                              6,000     Tercica, Inc. (a)(b)                                         34,380
                              1,900     Theragenics Corp. (a)                                         7,486
                              4,500     Theravance, Inc. (a)                                         47,385
                              5,000     Third Wave Technologies, Inc. (a)                            46,100
                              4,000     Thoratec Corp. (a)                                           57,160
                              7,300     Threshold Pharmaceuticals, Inc. (a)                           2,847
                              2,800     Titan Pharmaceuticals, Inc. (a)                               4,228
                              4,700     Tomotherapy, Inc. (a)                                        67,445
                                375     TorreyPines Therapeutics, Inc. (a)                              514
                                400     Trans1, Inc (a)                                               4,660
                                900     Transgenomic, Inc. (a)                                          396
                              2,900     Trimeris, Inc. (a)(b)                                        18,908
                              1,100     Triple-S Management Corp. (a)                                19,415
                                400     Trubion Pharmaceuticals, Inc. (a)                             3,776
                                800     US Physical Therapy, Inc. (a)                                11,536
                              1,700     USANA Health Sciences, Inc. (a)                              37,451
                                400     Uluru, Inc. (a)                                                 900
                              1,900     United Therapeutics Corp. (a)                               164,730
                              2,700     Universal Display Corp. (a)(b)                               38,664
                              3,700     Universal Health Services, Inc. Class B                     198,653

                                               28

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              1,700     Urologix, Inc. (a)                                $           1,411
                              1,100     Utah Medical Products, Inc.                                  32,637
                              5,840     VCA Antech, Inc. (a)                                        159,724
                              5,200     Valeant Pharmaceuticals International (a)                    66,716
                              2,000     Vanda Pharmaceuticals, Inc. (a)                               7,740
                              9,362     Vertex Pharmaceuticals, Inc. (a)                            223,658
                                  9     Via Pharmaceuticals, Inc. (a)                                    26
                              1,000     Vical, Inc. (a)                                               3,520
                              4,000     ViroPharma, Inc. (a)                                         35,760
                              1,600     Virtual Radiologic Corp. (a)                                 24,448
                                900     Vital Signs, Inc.                                            45,585
                              6,800     Vivus, Inc. (a)                                              41,004
                                 60     Vnus Medical Technologies, Inc. (a)                           1,091
                              3,200     Volcano Corp. (a)                                            40,000
                             18,200     Warner Chilcott Ltd. (a)                                    327,600
                              1,900     West Pharmaceutical Services, Inc.                           84,037
                              2,700     Wright Medical Group, Inc. (a)                               65,178
                             14,200     XOMA Ltd. (a)(b)                                             36,778
                                900     XTENT, Inc. (a)                                               4,500
                              1,900     Xenoport, Inc. (a)                                           76,893
                              2,700     Zila, Inc. (a)                                                  459
                              2,510     Zoll Medical Corp. (a)                                       66,741
                              6,300     ZymoGenetics, Inc. (a)(b)                                    61,740
                                170     Vermillion, Inc. (a)                                            529
                                330     Vion Pharmaceuticals, Inc. (a)                                  452
                                                                                          -----------------
                                                                                                 28,456,433
    -------------------------------------------------------------------------------------------------------
    Electronics - 6.6%        7,300     8x8, Inc. (a)(b)                                              7,154
                                100     ACE*COMM Corp. (a)                                               54
                              3,100     APAC Customer Services, Inc. (a)                              2,692
                              2,600     ATMI, Inc. (a)                                               72,358
                             12,500     AVX Corp.                                                   160,125
                              1,200     AXT, Inc. (a)                                                 5,724
                                600     AZZ Inc. (a)                                                 21,348
                              1,900     Actel Corp. (a)                                              29,089
                              3,000     Acuity Brands, Inc.                                         128,850
                              5,400     Acxiom Corp.                                                 64,098
                              3,700     Advanced Analogic Technologies, Inc. (a)                     20,794
                                800     Advanced Battery Technologies, Inc. (a)                       3,568
                              2,500     Advanced Energy Industries, Inc. (a)                         33,150
                              3,300     Agilysys, Inc.                                               38,280
                              1,900     Airvana, Inc. (a)                                             9,937
                              1,400     Alliance Fiber Optic Products, Inc. (a)                       1,806
                              2,662     Alliant Techsystems, Inc. (a)                               275,597
                              8,500     Altair Nanotechnologies, Inc. (a)(b)                         22,525
                              3,600     Altra Holdings, Inc. (a)                                     48,420
                              1,350     American Physicians Capital, Inc.                            62,586
                              1,000     American Science & Engineering, Inc.                         54,570
                             12,710     Amkor Technology, Inc. (a)                                  135,997
                                600     Ampex Corp. (a)                                                 339
                             12,310     Amphenol Corp. Class A                                      458,547
                                100     Amtech Systems, Inc. (a)                                      1,204
                              4,800     Anadigics, Inc. (a)                                          31,488
                              1,100     Anaren, Inc. (a)                                             13,926
                              2,700     Anixter International, Inc. (a)                             172,908

                                               29

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              5,075     Applied Micro Circuits Corp. (a)                  $          36,438
                             10,698     Arris Group, Inc. (a)                                        62,262
                              8,800     Arrow Electronics, Inc. (a)                                 296,120
                              4,300     Asyst Technologies, Inc. (a)                                 15,050
                              3,700     Atheros Communications, Inc. (a)                             77,108
                             31,900     Atmel Corp. (a)                                             111,012
                              2,200     Audiovox Corp. Class A (a)                                   23,496
                              3,100     AuthenTec, Inc. (a)                                          30,814
                             12,400     Avanex Corp. (a)                                              8,804
                              2,956     Avid Technology, Inc. (a)(b)                                 71,949
                             10,564     Avnet, Inc. (a)                                             345,760
                                900     Aware, Inc. (a)                                               3,285
                              7,500     Axcelis Technologies, Inc. (a)                               42,000
                              1,200     Axsys Technologies, Inc. (a)                                 59,856
                                500     Badger Meter, Inc.                                           21,600
                                600     Bel Fuse, Inc.                                               16,716
                              3,000     Belden, Inc.                                                105,960
                              2,135     Bell Microproducts, Inc. (a)                                  4,355
                              4,884     Benchmark Electronics, Inc. (a)                              87,668
                              3,200     BigBand Networks, Inc. (a)                                   18,336
                             15,300     Bookham, Inc. (a)                                            20,961
                              6,782     Brooks Automation, Inc. (a)                                  65,921
                             11,000     Bruker BioSciences Corp. (a)                                169,290
                              1,800     C&D Technologies, Inc. (a)                                    9,036
                              2,770     CMGI, Inc. (a)                                               36,730
                              2,200     CTS Corp.                                                    23,540
                              1,700     Cabot Microelectronics Corp. (a)                             54,655
                             19,100     Cadence Design Systems, Inc. (a)                            203,988
                              1,300     CalAmp Corp. (a)                                              3,536
                              4,000     California Micro Devices CP (a)                              11,760
                              2,385     Caliper Life Sciences, Inc. (a)                               8,944
                              2,800     Candela Corp. (a)                                             9,520
                              5,300     Captaris, Inc. (a)                                           23,426
                                600     Cardtronics, Inc. (a)                                         4,182
                              3,000     Cavium Networks, Inc. (a)                                    49,200
                              4,600     Cepheid, Inc. (a)                                           112,194
                              1,103     Ceva, Inc. (a)                                                8,438
                                700     Champion Industries, Inc.                                     3,654
                              2,300     Checkpoint Systems, Inc. (a)                                 61,755
                              9,500     Cirrus Logic, Inc. (a)                                       63,840
                              1,400     Coherent, Inc. (a)                                           39,046
                              1,300     Cohu, Inc.                                                   21,125
                              4,516     CommScope, Inc. (a)                                         157,292
                              1,800     Comtech Telecommunications Corp. (a)                         70,200
                             27,548     Conexant Systems, Inc. (a)                                   15,975
                              5,000     Cox Radio, Inc. Class A (a)                                  59,400
                              7,400     Credence Systems Corp. (a)                                   12,580
                              7,000     Cree, Inc. (a)(b)                                           195,720
                              3,205     Cymer, Inc. (a)                                              83,458
                             10,800     Cypress Semiconductor Corp. (a)                             254,988
                              3,627     DDi Corp. (a)                                                16,829
                              4,000     DSP Group, Inc. (a)                                          50,960
                              2,200     DTS, Inc. (a)                                                52,800
                              2,900     Daktronics, Inc.                                             51,939

                                               30

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              3,700     Data Domain, Inc. (a)                             $          88,060
                                100     Dataram Corp.                                                   301
                              3,100     DealerTrack Holdings, Inc. (a)                               62,682
                              2,950     Diodes, Inc. (a)                                             64,782
                              1,700     Dionex Corp. (a)                                            130,883
                              8,400     Dolby Laboratories, Inc. Class A (a)                        304,584
                              1,600     Ducommun, Inc. (a)                                           44,272
                              1,400     Dynamics Research Corp. (a)                                  14,154
                              3,700     EFJ, Inc. (a)                                                 4,440
                              1,200     EMS Technologies, Inc. (a)                                   32,568
                              4,000     ESS Technology, Inc. (a)                                      6,000
                                300     Eagle Test Systems, Inc. (a)                                  3,150
                              3,400     Electro Scientific Industries, Inc. (a)                      56,032
                              1,700     Electroglas, Inc. (a)                                         2,465
                              5,600     Electronics for Imaging, Inc. (a)                            83,552
                                 20     eMagin Corp. (a)                                                 21
                              3,100     Emcore Corp. (a)                                             17,856
                              1,400     Empire Resources, Inc.                                        6,090
                              5,600     Emulex Corp. (a)                                             90,944
                              1,000     EndWare Corp. (a)                                             6,070
                              4,000     Energizer Holdings, Inc. (a)                                361,920
                              3,000     Energy Conversion Devices, Inc. (a)(b)                       89,700
                              3,600     EnerSys (a)                                                  86,112
                              4,700     Entertainment Distribution Co., Inc. (a)                      2,444
                              9,200     Entorian Technologies, Inc. (a)                              10,856
                              2,000     Entropic Communications, Inc. (a)                             7,780
                              6,100     Exar Corp. (a)                                               50,203
                              1,800     Excel Technology, Inc. (a)                                   48,528
                              7,087     Exide Technologies (a)                                       92,840
                              3,700     FEI Co. (a)                                                  80,771
                              5,300     FSI International, Inc. (a)                                   7,049
                              7,700     Fairchild Semiconductor International, Inc. (a)              91,784
                              1,600     Faro Technologies, Inc. (a)                                  49,888
                              5,800     First Solar, Inc. (a)                                     1,340,612
                              9,600     Flir Systems, Inc. (a)                                      288,864
                              1,800     Flotek Industries, Inc. (a)                                  26,262
                              3,500     Formfactor, Inc. (a)                                         66,850
                              7,200     FuelCell Energy, Inc. (a)(b)                                 47,880
                              2,400     GTC Biotherapeutics, Inc. (a)                                 1,224
                              3,800     General Cable Corp. (a)                                     224,466
                              2,700     Genesis Energy LP                                            50,598
                              4,100     Getty Images, Inc. (a)                                      131,200
                              4,200     Glu Mobile, Inc. (a)                                         18,858
                              7,100     Harmonic, Inc. (a)                                           53,960
                              9,790     Harris Corp.                                                475,109
                              1,520     Harvard Bioscience, Inc. (a)                                  7,600
                              6,200     Hearst-Argyle Television, Inc.                              127,906
                                975     Herley Industries, Inc. (a)                                  10,082
                                447     Hifn, Inc. (a)                                                2,280
                              2,200     Hittite Microwave Corp. (a)                                  82,324
                              2,900     Hoku Scientific, Inc. (a)(b)                                 23,548
                              2,600     Houston Wire & Cable Co. (b)                                 41,652
                                800     Hungarian Telephone & Cable Corp. (a)                        13,880
                              2,995     Hutchinson Technology, Inc. (a)                              47,650

                                               31

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              4,900     INVESTools, Inc. (a)                              $          53,851
                              3,800     IPG Photonics Corp. (a)                                      59,622
                              2,400     IRIS International, Inc. (a)                                 31,848
                              2,400     IXYS Corp. (a)                                               16,392
                                393     IdentiPHI, Inc. (a)                                             157
                              5,800     Ikanos Communications, Inc. (a)                              26,506
                              4,346     Illumina, Inc. (a)                                          329,861
                              6,600     Infinera Corp. (a)                                           79,200
                              3,600     Infosonics Corp. (a)                                          3,636
                              3,935     Innovex, Inc. (a)                                               905
                              1,800     Integrated Electrical Services, Inc. (a)                     28,278
                              2,170     Integrated Silicon Solutions, Inc. (a)                       13,129
                              3,400     InterDigital, Inc. (a)                                       67,354
                              4,600     International Rectifier Corp. (a)                            98,900
                              8,415     Intersil Corp. Class A                                      216,013
                              8,200     Isilon Systems, Inc. (a)                                     40,016
                              2,500     Itron, Inc. (a)                                             225,575
                              2,600     Ixia (a)                                                     20,176
                              1,200     Keithley Instruments, Inc.                                   11,640
                              2,800     Kemet Corp. (a)                                              11,312
                              4,200     Kopin Corp. (a)                                              11,172
                              7,900     Kulicke & Soffa Industries, Inc. (a)                         37,762
                                100     LCC International, Inc. Class A (a)                             157
                              8,300     Lam Research Corp. (a)                                      317,226
                              7,270     Lattice Semiconductor Corp. (a)                              20,647
                              6,100     Leadis Technology, Inc. (a)                                  11,773
                                900     LeCroy Corp. (a)                                              7,794
                                100     Lightpath Technologies, Inc. Class A (a)                        165
                              7,600     Limelight Networks, Inc. (a)(b)                              24,624
                              2,470     Littelfuse, Inc. (a)                                         86,376
                                 25     M-Wave, Inc. (a)                                                 10
                              4,153     MKS Instruments, Inc. (a)                                    88,874
                              7,287     MRV Communications, Inc. (a)                                  9,983
                              1,300     MTS Systems Corp.                                            41,938
                             46,600     Marvell Technology Group Ltd. (a)(d)                        507,008
                              5,200     Mattson Technology, Inc. (a)                                 31,668
                              3,300     Maxwell Technologies, Inc. (a)(b)                            33,627
                                100     Measurement Specialties, Inc. (a)                             1,747
                              1,400     Mercury Computer Systems, Inc. (a)                            7,868
                              4,300     Methode Electronics, Inc.                                    50,267
                              2,600     Mettler Toledo International, Inc. (a)                      252,512
                              5,417     Microsemi Corp. (a)                                         123,508
                              2,000     Microtune, Inc. (a)                                           7,320
                              1,700     Mobility Electronics, Inc. (a)                                2,159
                              3,500     Monolithic Power Systems, Inc. (a)                           61,705
                              1,855     MoSys, Inc. (a)                                               8,088
                              1,100     Multi-Fineline Electronix, Inc. (a)                          20,647
                              2,600     NETGEAR, Inc. (a)                                            51,870
                              2,900     NU Horizons Electronics Corp. (a)                            18,212
                              4,225     Nanogen, Inc. (a)(b)                                          1,859
                              2,000     Nanometrics, Inc. (a)                                        14,300
                              3,000     Nanophase Technologies Corp. (a)(b)                           9,720
                              3,700     Napco Security Systems, Inc. (a)                             18,204
                                320     Neomagic Corp. (a)                                              422

                                               32

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              4,500     NetList, Inc. (a)                                 $           6,570
                              2,400     Netlogic Microsystems, Inc. (a)                              57,936
                              4,700     Newport Corp. (a)                                            52,499
                             14,035     Nuance Communications, Inc. (a)                             244,349
                             31,140     ON Semiconductor Corp. (a)                                  176,875
                              2,200     OSI Systems, Inc. (a)                                        50,644
                              3,600     Omni Energy Services Corp. (a)                               13,320
                              5,100     Omnivision Technologies, Inc. (a)                            85,782
                              1,600     Oplink Communications, Inc. (a)                              14,192
                              3,400     OpNext, Inc. (a)                                             18,530
                                300     PDF Solutions, Inc. (a)                                       1,653
                              1,500     PLX Technology, Inc. (a)                                     10,005
                             15,800     PMC-Sierra, Inc. (a)                                         90,060
                              1,300     Palomar Medical Technologies, Inc. (a)                       19,630
                              1,150     Park Electrochemical Corp.                                   29,728
                                800     ParkerVision, Inc. (a)(b)                                     6,192
                              3,200     Pericom Semiconductor Corp. (a)                              46,976
                              1,600     Photon Dynamics, Inc. (a)                                    16,960
                              3,300     Pixelworks, Inc. (a)                                          2,541
                                900     Planar Systems, Inc. (a)                                      3,609
                              2,400     Plantronics, Inc.                                            46,344
                              3,000     Plexus Corp. (a)                                             84,150
                              1,100     Powell Industries, Inc. (a)                                  43,307
                              1,300     Power Integrations, Inc. (a)                                 38,038
                              8,800     Power-One, Inc. (a)                                          28,248
                              9,300     Powerwave Technologies, Inc. (a)                             23,715
                                400     Preformed Line Products Co.                                  19,472
                              8,800     Quantum Corp. (a)                                            18,832
                                200     QuickLogic Corp. (a)                                            600
                             20,486     RF Micro Devices, Inc. (a)                                   54,493
                              2,800     Radisys Corp. (a)                                            28,252
                              7,600     Rambus, Inc. (a)                                            177,156
                              1,900     Raven Industries, Inc.                                       57,570
                                700     Rex Stores Corp. (a)                                         13,769
                                800     Richardson Electronics Ltd.                                   3,384
                              2,200     Rofin-Sinar Technologies, Inc. (a)                           98,780
                                800     Rubicon Technology, Inc. (a)                                 23,184
                              2,928     Rudolph Technologies, Inc. (a)                               28,607
                                800     SCM Microsystems, Inc. (a)                                    2,080
                              4,900     STEC, Inc. (a)                                               30,331
                              1,200     Sagemark Cos. Ltd. (a)                                           54
                             38,800     Sanmina-SCI Corp. (a)                                        62,856
                             39,232     Seagate Technology                                          821,518
                              1,100     Semitool, Inc. (a)                                            9,152
                              4,800     Semtech Corp. (a)                                            68,784
                              1,700     Shoretel, Inc. (a)                                            8,704
                                155     Sielox, Inc. (a)                                                 39
                              5,500     Sigmatel, Inc. (a)                                           15,895
                              1,200     Sigmatron International, Inc. (a)                             7,404
                                100     Silicon Graphics, Inc. (a)                                    1,190
                              4,700     Silicon Image, Inc. (a)                                      23,547
                              4,600     Silicon Laboratories, Inc. (a)                              145,084
                              6,000     Silicon Storage Technology, Inc. (a)                         15,720
                              4,100     SiRF Technology Holdings, Inc. (a)(b)                        20,869

                                               33

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                             11,500     Skyworks Solutions, Inc. (a)                      $          83,720
                              2,900     Smart Modular Technologies WWH, Inc. (a)                     18,009
                              9,900     Spansion LLC Class A (a)                                     27,225
                                 52     SpatiaLight, Inc. (a)                                             1
                              3,900     Spectrum Brands, Inc. (a)(b)                                 17,823
                              1,800     Standard Microsystems Corp. (a)                              52,524
                              5,000     Starent Networks Corp. (a)                                   67,500
                              6,500     SunPower Corp. Class A (a)(b)                               484,315
                              4,300     Super Micro Computer, Inc. (a)                               35,905
                                432     Superconductor Technologies, Inc. (a)                         1,914
                              1,900     Superior Essex, Inc. (a)                                     53,428
                              2,000     Supertex, Inc. (a)                                           40,820
                              3,476     Symmetricom, Inc. (a)                                        12,131
                              2,500     Synaptics, Inc. (a)                                          59,700
                              6,900     Syntax-Brillian Corp. (a)(b)                                  6,762
                              2,300     TTM Technologies, Inc. (a)                                   26,036
                              4,730     Taser International, Inc. (a)                                44,273
                              2,100     Technitrol, Inc.                                             48,573
                                300     Techwell, Inc. (a)                                            3,252
                                841     Tegal Corp. (a)                                               4,079
                              5,000     Tekelec (a)                                                  62,250
                              3,300     Telkonet, Inc. (a)(b)                                         2,904
                                 75     Terabeam, Inc. (a)                                               57
                              3,400     Tessera Technologies, Inc. (a)                               70,720
                              3,465     Thomas & Betts Corp. (a)                                    126,022
                                800     Tollgrade Communications, Inc. (a)                            4,192
                             21,100     TranSwitch Corp. (a)                                         15,825
                                560     Transmeta Corp. (a)                                           7,230
                              9,645     TriQuint Semiconductor, Inc. (a)                             48,804
                              3,700     Ultra Clean Holdings, Inc. (a)                               36,260
                              2,200     Ultralife Batteries, Inc. (a)                                25,982
                              1,700     Ultratech, Inc. (a)                                          16,337
                                100     Unica Corp. (a)                                                 680
                                600     Unitil Corp.                                                 16,170
                             12,500     Valence Technology, Inc. (a)(b)                              55,375
                              2,150     Varian, Inc. (a)                                            124,528
                              5,550     Varian Semiconductor Equipment
                                        Associates, Inc. (a)                                        156,233
                              2,300     Viasat, Inc. (a)                                             49,956
                              4,900     Vicor Corp.                                                  58,506
                              2,300     Virage Logic Corp. (a)                                       13,248
                             11,961     Vishay Intertechnology, Inc. (a)                            108,367
                              1,300     Vocus, Inc. (a)                                              34,320
                              3,500     Volterra Semiconductor Corp. (a)                             39,655
                                 66     Vyyo, Inc. (a)                                                   27
                              3,600     WJ Communications, Inc. (a)                                   3,438
                             15,400     Western Digital Corp. (a)                                   416,416
                                500     Williams Controls, Inc. (a)                                   6,865
                              4,817     Zebra Technologies Corp. Class A (a)                        160,502
                              7,424     Zhone Technologies, Inc. (a)                                  7,276
                              3,761     Zoran Corp. (a)                                              51,375
                                                                                          -----------------
                                                                                                 19,416,463
    -------------------------------------------------------------------------------------------------------
    Energy & Raw
    Materials - 5.4%          4,000     APCO Argentina, Inc. (b)                                    103,120
                                800     Adams Resources & Energy, Inc.                               22,240

                                               34

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              3,300     Alliance Resource Partners LP                     $         115,500
                              5,400     Alpha Natural Resources, Inc. (a)                           234,576
                              4,000     Amerigas Partners LP                                        120,600
                             10,100     Arch Coal, Inc.                                             439,350
                              3,500     Atlas Pipeline Partners LP                                  140,210
                              2,200     Atwood Oceanics, Inc. (a)                                   201,784
                                600     Barnwell Industries, Inc.                                     6,546
                              3,200     Berry Petroleum Co. Class A                                 148,768
                              9,000     Boardwalk Pipeline Partners LP                              221,490
                              6,800     Brigham Exploration Co. (a)                                  41,276
                              1,700     Bristow Group, Inc. (a)                                      91,239
                              3,500     Bronco Drilling Co., Inc. (a)                                56,385
                              2,900     Buckeye GP Holdings LP                                       66,903
                              3,100     Buckeye Partners LP                                         142,910
                              2,450     CARBO Ceramics, Inc.                                         98,245
                              1,700     CREDO Petroleum Corp. (a)                                    16,932
                              6,954     CVR Energy, Inc. (a)                                        160,151
                              7,040     Cabot Oil & Gas Corp. Class A                               357,914
                              6,875     Cal Dive International, Inc. (a)                             71,362
                             30,000     Calpine Corp. (a)                                           552,600
                              2,300     Calumet Specialty Products Partners LP                       54,050
                              5,816     Cimarex Energy Co.                                          318,368
                              2,800     Compass Minerals International, Inc.                        165,144
                              3,300     Crosstex Energy, Inc. (b)                                   112,035
                                600     Dawson Geophysical Co. (a)                                   40,500
                             17,100     Denbury Resources, Inc. (a)                                 488,205
                              1,800     Double Eagle Pete & Mining Co. (a)                           30,546
                              2,900     Dril-Quip, Inc. (a)                                         134,763
                              7,800     Dune Energy, Inc. (a)                                        14,040
                             10,100     Enterprise GP Holdings LP (b)                               301,788
                             31,905     Enterprise Products Partners LP                             947,579
                              4,663     Exterran Holdings, Inc. (a)                                 300,950
                                400     Exterran Partners LP                                         11,600
                              9,800     FMC Technologies, Inc. (a)                                  557,522
                              4,300     Ferrellgas Partners LP                                       90,687
                              6,100     Forest Oil Corp. (a)                                        298,656
                              3,900     Foundation Coal Holdings, Inc.                              196,287
                              1,300     Furmamite Corp. (a)                                          11,050
                              7,600     GeoPetro Resources Co. (a)                                   21,052
                              2,800     Goodrich Petroleum Corp. (a)(b)                              84,224
                              9,500     Grant Prideco, Inc. (a)                                     467,590
                             10,600     Grey Wolf, Inc. (a)                                          71,868
                                900     Haynes International, Inc. (a)                               49,392
                              4,200     Headwaters, Inc. (a)                                         55,398
                              7,300     Helmerich & Payne, Inc.                                     342,151
                              1,700     Holly Energy Partners LP                                     65,263
                              3,300     ICO Inc. (a)                                                 22,902
                              5,100     ION Geophysical Corp. (a)                                    70,380
                              3,400     Inergy LP                                                    94,894
                              2,600     James River Coal Co. (a)                                     45,552
                              6,000     John D. Oil & Gas Co. (a)                                     3,420
                              7,600     Joy Global, Inc.                                            495,216
                             18,900     Kinder Morgan Energy Partners LP                          1,033,641
                              3,700     Kirby Corp. (a)                                             210,900
                              2,100     Lime Energy Co. (a)                                          20,580

                                               35

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              1,500     Lufkin Industries, Inc.                           $          95,730
                              1,300     MAXXAM, Inc. (a)                                             41,600
                              5,900     Massey Energy Co.                                           215,350
                             16,400     McDermott International, Inc. (a)                           899,048
                              3,300     NL Industries, Inc. (b)                                      36,036
                                900     Natural Gas Services Group (a)                               19,647
                              4,300     Natural Resource Partners LP                                121,905
                              5,200     Newpark Resources, Inc. (a)                                  26,520
                              3,100     Nustar GP Holdings LLC                                       78,461
                              3,100     Oil States International, Inc. (a)                          138,911
                              2,000     Orion Energy Systems, Inc. (a)                               19,080
                              3,200     Parallel Petroleum Corp. (a)                                 62,624
                              8,400     Parker Drilling Co. (a)                                      54,264
                              2,000     Patriot Coal Corp. (a)                                       93,940
                              3,400     Penn Virginia Corp.                                         149,906
                              2,200     Penn Virginia GP Holdings LP                                 59,576
                              2,500     Penn Virginia Resource Partners LP                           62,375
                              1,080     Petroleum Development Corp. (a)                              74,812
                              3,000     Pioneer Drilling Co. (a)                                     47,790
                              8,441     Plains All American Pipeline LP                             401,285
                              3,212     Quantum Fuel Systems Technologies
                                        Worldwide, Inc. (a)                                           3,052
                              1,500     Quest Energy Partners LP                                     21,000
                                100     RGC Resources, Inc.                                           2,727
                              1,000     Rex Energy Corp. (a)                                         16,640
                              1,677     SEACOR Holdings, Inc. (a)                                   143,149
                             10,300     SandRidge Energy, Inc. (a)                                  403,245
                             25,400     Southwestern Energy Co. (a)                                 855,726
                              1,900     Swift Energy Co. (a)                                         85,481
                              2,300     TC PipeLines LP                                              79,074
                              4,200     TXCO Resources, Inc. (a)                                     51,996
                              4,255     Tidewater, Inc.                                             234,493
                             10,100     USEC, Inc. (a)(b)                                            37,370
                              3,800     Unit Corp. (a)                                              215,270
                              4,100     Uranium Resources, Inc. (a)                                  24,559
                              2,200     W-H Energy Services, Inc. (a)                               151,470
                              1,700     Westmoreland Coal Co. (a)                                    23,086
                              4,800     Williams Partners LP                                        151,200
                              2,900     World Fuel Services Corp.                                    81,403
                                                                                          -----------------
                                                                                                 15,918,095
    -------------------------------------------------------------------------------------------------------
    Energy &
    Utilities - 4.3%          5,000     AGL Resources, Inc.                                         171,600
                              1,100     ATG, Inc. (a)                                                     0
                              3,500     Active Power, Inc. (a)                                        6,510
                              2,400     Akeena Solar, Inc. (a)                                       18,384
                              1,800     Allete, Inc.                                                 69,516
                              7,800     Alliant Energy Corp.                                        273,078
                              1,350     American States Water Co.                                    48,600
                              9,317     Aqua America, Inc.                                          174,973
                             19,710     Aquila, Inc. (a)                                             63,269
                                225     Artesian Resources Corp. Class A                              4,169
                              6,400     Atmos Energy Corp.                                          163,200
                                200     Atrion Corp.                                                 19,446
                              3,800     Aventine Renewable Energy Holdings, Inc. (a)(b)              19,760
                              3,800     Avista Corp.                                                 74,328

                                               36

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              3,600     Basin Water, Inc. (a)(b)                          $          20,664
                              7,730     Beacon Power Corp. (a)(b)                                     7,041
                              4,600     BioFuel Energy Corp. (a)                                     21,068
                              2,600     Black Hills Corp.                                            93,028
                                900     CH Energy Group, Inc.                                        35,010
                              2,200     Cadiz, Inc. (a)                                              33,836
                              1,300     California Water Service Group                               49,595
                              1,500     Central Vermont Public Service Corp.                         35,850
                             13,800     Cheniere Energy Partners LP                                 205,896
                              1,300     Chesapeake Utilities Corp.                                   38,532
                              4,300     Cleco Corp.                                                  95,374
                              1,900     Comverge, Inc. (a)                                           19,627
                                600     Connecticut Water Service, Inc.                              14,202
                              1,200     Contango Oil & Gas Co. (a)                                   77,532
                              3,800     Copano Energy LLC Common Units                              129,922
                              1,100     DCP Midstream Partners LP                                    31,900
                              9,135     DPL, Inc.                                                   234,221
                                100     Delta Natural Gas Co., Inc.                                   2,469
                              4,000     Eagle Rock Energy Partners LP                                57,600
                              3,100     El Paso Electric Co. (a)                                     66,247
                              5,500     El Paso Pipeline Partners LP                                124,630
                              2,400     The Empire District Electric Co.                             48,600
                              1,400     EnerNOC, Inc. (a)                                            15,960
                              5,600     Energen Corp.                                               348,880
                             11,800     Energy East Corp.                                           284,616
                             10,800     Energy Transfer Partners LP                                 493,236
                                300     Energy West, Inc.                                             2,625
                                450     EnergySouth, Inc.                                            23,485
                              9,180     Equitable Resources, Inc.                                   540,702
                              4,700     Evergreen Energy, Inc. (a)(b)                                 7,238
                                199     Florida Public Utilities Co.                                  2,219
                                100     GeoMet, Inc. (a)                                                666
                              1,000     Global Partners LP                                           18,000
                              7,200     Great Plains Energy, Inc.                                   177,480
                              4,820     Hawaiian Electric Industries, Inc.                          115,053
                              3,700     IDACORP, Inc.                                               118,807
                              1,200     The Laclede Group, Inc.                                      42,756
                             12,925     MDU Resources Group, Inc.                                   317,309
                              2,300     MGE Energy, Inc.                                             78,338
                              5,800     Magellan Midstream Holdings LP                              132,878
                                766     Middlesex Water Co.                                          13,911
                             18,800     Mirant Corp. (a)                                            684,132
                              1,700     Mitcham Industries, Inc. (a)                                 30,294
                             18,460     NRG Energy, Inc. (a)                                        719,755
                              7,500     NSTAR                                                       228,225
                              5,850     National Fuel Gas Co.                                       276,179
                              3,360     New Jersey Resources Corp.                                  104,328
                              3,800     NorthWestern Corp.                                           92,606
                             10,900     Northeast Utilities Inc.                                    267,486
                              1,600     Northwest Natural Gas Co.                                    69,504
                              6,500     OGE Energy Corp.                                            202,605
                              6,000     ONEOK Partners LP                                           345,000
                              7,390     Oneok, Inc.                                                 329,816
                              2,900     Ormat Technologies, Inc.                                    124,729

                                               37

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              2,100     Otter Tail Corp.                                  $          74,319
                              6,900     PNM Resources, Inc.                                          86,043
                                177     Pennichuck Corp.                                              4,089
                              4,900     Piedmont Natural Gas Co.                                    128,674
                              2,600     Pike Electric Corp. (a)                                      36,218
                              4,500     Portland General Electric Co.                               101,475
                              8,500     Puget Energy, Inc.                                          219,895
                              4,300     Regency Energy Partners LP                                  114,982
                             24,900     Reliant Energy, Inc. (a)                                    588,885
                                396     Renegy Holdings, Inc. (a)                                     1,635
                              8,300     SCANA Corp.                                                 303,614
                                600     SJW Corp.                                                    17,154
                                600     SMF Energy Corp. (a)                                            516
                              2,900     SemGroup Energy Partners LP                                  73,225
                             15,500     Sierra Pacific Resources                                    195,765
                              2,200     South Jersey Industries, Inc.                                77,242
                              8,754     Southern Union Co.                                          203,706
                              2,400     Southwest Gas Corp.                                          67,104
                              3,671     Southwest Water Co.                                          40,638
                              4,200     Spectra Energy Partners LP                                  101,808
                              1,100     Star Gas Partners LP (a)                                      3,300
                              4,400     Targa Resources Partners LP                                 102,300
                              8,600     Transmeridian Exploration, Inc. (a)(b)                        7,740
                              7,560     UGI Corp.                                                   188,395
                              1,833     UIL Holdings Corp.                                           55,228
                              3,600     Unisource Energy Corp.                                       80,136
                              4,800     Vectren Corp.                                               128,784
                              2,300     Venoco, Inc. (a)                                             26,726
                              6,650     VeraSun Energy Corp. (a)(b)                                  48,878
                              4,300     WGL Holdings, Inc.                                          137,858
                              8,225     Westar Energy, Inc.                                         187,283
                              9,080     Wisconsin Energy Corp.                                      399,429
                                                                                          -----------------
                                                                                                 12,561,539
    -------------------------------------------------------------------------------------------------------
    Food &
    Agriculture - 2.0%          400     Alico, Inc.                                                  17,660
                              1,900     The Andersons, Inc.                                          84,759
                              3,765     Applied Energetics, Inc. (a)(b)                               6,250
                              5,200     B&G Foods, Inc. Class A                                      57,200
                                500     Bridgford Foods Corp. (a)                                     2,660
                              9,200     Bunge Ltd. (b)                                              799,296
                              9,800     Burger King Holdings, Inc.                                  271,068
                              4,000     CF Industries Holdings, Inc.                                414,480
                                200     Cagle's, Inc. Class A (a)                                     1,200
                              2,200     Cal-Maine Foods, Inc. (b)                                    73,436
                              3,002     Chiquita Brands International, Inc. (a)                      69,376
                                400     Coca-Cola Bottling Co. Consolidated                          24,648
                                300     Consolidated-Tomoka Land Co.                                 16,815
                              5,200     Corn Products International, Inc.                           193,128
                              1,200     Cuisine Solutions, Inc. (a)                                   3,564
                                500     Dairy Mart Convenience Stores, Inc. (a)                           0
                              6,100     Darling International, Inc. (a)                              78,995
                             14,000     Del Monte Foods Co.                                         133,420
                                100     Diamond Foods, Inc.                                           1,814
                                300     Eden Bioscience Corp. (a)                                       339
                                700     Farmer Bros. Co.                                             16,198

                                               38

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                                100     Fisher Communications, Inc. (a)                   $           3,116
                              6,018     Flowers Foods, Inc.                                         148,945
                              4,500     Fresh Del Monte Produce, Inc. (a)                           163,800
                              1,100     Gehl Co. (a)                                                 18,634
                                600     Golden Enterprises, Inc.                                      1,482
                              2,400     Green Mountain Coffee Roasters, Inc. (a)                     75,960
                              1,000     Griffin Land & Nurseries, Inc.                               34,200
                              2,839     Hain Celestial Group, Inc. (a)                               83,750
                              9,786     Hormel Foods Corp.                                          407,685
                              1,712     Imperial Sugar Co. New Shares                                32,220
                              2,700     Ingles Markets, Inc. Class A                                 66,393
                              2,200     J&J Snack Foods Corp.                                        60,434
                              3,919     The J.M. Smucker Co.                                        198,341
                                700     John B. Sanfilippo & Son, Inc. (a)                            6,237
                              4,200     Jones Soda Co. (a)(b)                                        14,658
                              2,200     Lance, Inc.                                                  43,120
                              2,700     Lifeway Foods, Inc. (a)                                      28,836
                              2,900     MGP Ingredients, Inc.                                        20,271
                                400     Maui Land & Pineapple Co., Inc. (a)                          12,756
                                700     Monterey Gourmet Foods, Inc. (a)                              2,142
                              1,220     Nash Finch Co.                                               41,456
                              1,312     Neogen Corp. (a)                                             32,931
                              5,900     NitroMed, Inc. (a)                                            6,313
                              2,200     The Pantry, Inc. (a)                                         46,376
                              2,200     Peet's Coffee & Tea, Inc. (a)                                51,722
                              9,227     PepsiAmericas, Inc.                                         235,565
                              3,300     Performance Food Group Co. (a)                              107,844
                              4,500     Pilgrim's Pride Corp.                                        91,035
                              1,832     Ralcorp Holdings, Inc. (a)                                  106,531
                              1,495     Rocky Mountain Chocolate Factory, Inc.                       18,762
                              2,150     Sanderson Farms, Inc.                                        81,722
                              4,200     Schiff Nutrition International, Inc.                         25,158
                              4,500     The Scotts Miracle-Gro Co.                                  145,890
                                 90     Seaboard Corp.                                              140,850
                                200     Seneca Foods Corp. (a)                                        4,200
                              2,500     Smart Balance, Inc. (a)                                      19,750
                              9,488     Smithfield Foods, Inc. (a)                                  244,411
                                114     SoftBrands, Inc. (a)                                            117
                              2,500     Spartan Stores, Inc.                                         52,125
                              1,900     Susser Holdings Corp. (a)                                    35,663
                                400     Tasty Baking Co.                                              2,280
                                600     Tejon Ranch Co. (a)                                          22,392
                              6,100     Terra Industries, Inc. (a)                                  216,733
                              3,052     Tootsie Roll Industries, Inc.                                76,908
                              1,812     TreeHouse Foods, Inc. (a)                                    41,422
                              4,700     US BioEnergy Corp. (a)                                       27,730
                              3,100     United Natural Foods, Inc. (a)                               58,001
                                800     Willamette Valley Vineyards, Inc. (a)                         5,648
                              4,700     Winn-Dixie Stores, Inc. (a)                                  84,412
                                500     Zanett, Inc. (a)                                                200
                                800     Zapata Corp. (a)                                              5,568
                                                                                          -----------------
                                                                                                  5,719,001
    -------------------------------------------------------------------------------------------------------
    Gold - 0.1%               5,800     Allied Nevada Gold Corp. (a)                                 29,928
                              1,200     Aurora Oil & Gas Corp. (a)                                      768

                                               39

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              5,400     NGAS Resources, Inc. (a)                          $         30,402
                              3,035     Royal Gold, Inc.                                            91,566
                              5,400     Solitario Resources Corp. (a)                               27,486
                              9,100     US Gold Corp. (a)                                           23,114
                                                                                          -----------------
                                                                                                    203,264
    -------------------------------------------------------------------------------------------------------
    Insurance - 4.2%          1,300     21st Century Holding Co.                                     16,653
                              2,600     Affirmative Insurance Holdings, Inc.                         20,748
                              5,000     Alfa Corp.                                                  109,900
                                555     Alleghany Corp. (a)                                         189,491
                              4,400     Allied World Assurance Holdings Ltd.                        174,680
                              3,200     AmCOMP, Inc. (a)                                             39,104
                              4,100     American Equity Investment Life Holding Co.                  38,048
                              8,250     American Financial Group, Inc.                              210,870
                              1,900     American National Insurance Co.                             202,730
                                700     American Physicians Service Group, Inc.                      13,867
                              2,800     Amerisafe, Inc. (a)                                          35,392
                              4,300     AmTrust Financial Services, Inc.                             69,703
                              5,305     Arch Capital Group Ltd. (a)                                 364,294
                              2,139     Argo Group International Holdings Ltd. (a)                   75,977
                              6,700     Arthur J. Gallagher & Co.                                   158,254
                              6,300     Aspen Insurance Holdings Ltd.                               166,194
                              5,500     Assured Guaranty Ltd.                                       130,570
                                700     Atlantic American Corp. (a)                                   1,071
                             11,000     Axis Capital Holdings Ltd.                                  373,780
                                950     Baldwin & Lyons, Inc. Class B                                24,396
                              9,800     Brown & Brown, Inc.                                         170,324
                             19,729     CNA Financial Corp.                                         508,811
                              1,900     CNA Surety Corp. (a)                                         29,222
                              4,800     CastlePoint Holdings, Ltd.                                   46,704
                              4,700     Commerce Group, Inc.                                        169,482
                             13,700     Conseco, Inc. (a)                                           139,740
                              3,200     Crawford & Co. Class B (a)                                   16,800
                                200     Darwin Professional Underwriters, Inc. (a)                    4,498
                              4,550     Delphi Financial Group, Inc. Class A                        132,996
                                400     Donegal Group, Inc. Class A                                   6,960
                              1,900     EMC Insurance Group, Inc.                                    51,091
                              1,900     Eastern Insurance Holdings, Inc.                             27,512
                              2,700     eHealth, Inc. (a)                                            59,589
                              3,700     Employers Holdings, Inc.                                     68,598
                              4,700     Endurance Specialty Holdings Ltd.                           172,020
                                700     Enstar Group Ltd. (a)                                        77,889
                              3,900     Erie Indemnity Co. Class A                                  199,641
                              4,700     Everest Re Group Ltd.                                       420,791
                              1,700     FBL Financial Group, Inc. Class A                            48,433
                              1,200     FPIC Insurance Group, Inc. (a)                               56,568
                             14,664     Fidelity National Title Group, Inc. Class A                 268,791
                              7,335     First American Corp.                                        248,950
                              2,500     First Mercury Financial Corp. (a)                            43,525
                                400     First United Corp.                                            7,928
                              4,500     Flagstone Reinsurance Holdings Ltd.                          54,450
                              5,900     Fremont General Corp. (a)(b)                                  2,832
                              3,800     Greenlight Capital Re Ltd. (a)                               70,680
                              7,950     HCC Insurance Holdings, Inc.                                180,385
                              3,300     The Hanover Insurance Group, Inc.                           135,762

                                               40

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              2,000     Harleysville Group, Inc.                          $          72,180
                              2,100     Hilb Rogal & Hobbs Co.                                       66,087
                              2,400     Horace Mann Educators Corp.                                  41,952
                              5,400     IPC Holdings, Ltd.                                          151,200
                                720     Independence Holding Co.                                      8,582
                              1,800     Infinity Property & Casualty Corp.                           74,880
                              6,000     Isolagen, Inc. (a)                                            3,120
                              1,400     Kansas City Life Insurance Co.                               66,906
                              1,000     LandAmerica Financial Group, Inc.                            39,470
                              1,525     Life Partners Holdings, Inc. (b)                             28,136
                                726     Markel Corp. (a)                                            319,418
                              5,300     Max Capital Group Ltd.                                      138,807
                              3,900     Meadowbrook Insurance Group, Inc.                            30,459
                              1,600     Mercer Insurance Group, Inc.                                 27,824
                              3,700     Mercury General Corp.                                       163,947
                              6,900     Montpelier Re Holdings Ltd.                                 110,745
                                600     NYMAGIC, Inc.                                                13,626
                              3,200     National Atlantic Holdings Corp. (a)                         19,008
                                600     National Interstate Corp.                                    14,010
                              1,000     National Medical Health Card Systems, Inc. (a)               10,180
                             10,100     Nationwide Financial Services, Inc. Class A                 477,528
                              1,700     Navigators Group, Inc. (a)                                   92,480
                                900     North Pointe Holdings Corp. (a)                              14,220
                              5,200     Odyssey Re Holdings Corp.                                   191,100
                             16,412     Old Republic International Corp.                            211,879
                              7,200     OneBeacon Insurance Group Ltd.                              136,944
                              4,695     PMA Capital Corp. Class A (a)                                40,095
                              2,400     The PMI Group, Inc.                                          13,968
                              4,500     PartnerRe Ltd.                                              343,350
                                250     Penn Treaty American Corp. (a)                                1,613
                              5,200     Philadelphia Consolidated Holding Co. (a)                   167,440
                              6,500     The Phoenix Cos., Inc.                                       79,365
                              2,000     Pico Holdings, Inc. (a)                                      60,460
                              5,000     Platinum Underwriters Holdings Ltd.                         162,300
                              3,400     Presidential Life Corp.                                      59,296
                              2,400     ProAssurance Corp. (a)                                      129,192
                              4,900     Protective Life Corp.                                       198,744
                              1,700     RLI Corp.                                                    84,269
                              4,544     Radian Group, Inc. (b)                                       29,854
                              4,500     Reinsurance Group of America, Inc.                          244,980
                              5,500     RenaissanceRe Holdings Ltd.                                 285,505
                                400     SCPIE Holdings, Inc. (a)                                     11,020
                              1,800     Safety Insurance Group, Inc.                                 61,434
                              5,600     Scottish Re Group Ltd. (a)                                      532
                              2,900     SeaBright Insurance Holdings, Inc. (a)                       42,717
                              4,800     Security Capital Assurance Ltd.                               2,496
                              3,900     Selective Insurance Group, Inc.                              93,132
                              3,500     Stancorp Financial Group, Inc.                              166,985
                              2,125     State Auto Financial Corp.                                   61,901
                              2,200     Stewart Information Services Corp.                           61,578
                              2,500     Tower Group, Inc.                                            62,925
                              4,831     Transatlantic Holdings, Inc.                                320,537
                              2,900     Triad Guaranty, Inc. (a)(b)                                  14,500
                                300     Unico American Corp. (a)                                      2,820

                                               41

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              3,900     United America Indemnity, Ltd. (a)                $          75,114
                              2,000     United Fire & Casualty Co.                                   74,800
                              4,500     Unitrin, Inc.                                               159,030
                              5,400     Universal American Financial Corp. (a)                       57,240
                                400     Universal Insurance Holdings, Inc.                            1,512
                              5,000     Validus Holdings Ltd.                                       117,150
                             12,990     W.R. Berkley Corp.                                          359,693
                              3,400     WellCare Health Plans, Inc. (a)                             132,430
                              2,450     Zenith National Insurance Corp.                              87,857
                                                                                          -----------------
                                                                                                 12,229,216
    -------------------------------------------------------------------------------------------------------
    International
    Oil - 0.0%                3,300     ATP Oil & Gas Corp. (a)                                     107,976
                              4,700     Sulphco, Inc. (a)(b)                                         19,599
                                                                                          -----------------
                                                                                                    127,575
    -------------------------------------------------------------------------------------------------------
    Liquor - 0.1%             1,600     Boston Beer Co., Inc. Class A (a)                            76,064
                              2,912     Central European Distribution Corp. (a)                     169,449
                              2,760     National Beverage Corp.                                      21,169
                                100     Pyramid Breweries, Inc. (a)                                     178
                                                                                          -----------------
                                                                                                    266,860
    -------------------------------------------------------------------------------------------------------
    Media - 2.8%              2,800     ACCO Brands Corp. (a)                                        37,996
                              1,296     AH Belo Corp.                                                14,813
                              1,000     Acme Communications, Inc. (a)                                 2,020
                              2,250     America's Car Mart, Inc. (a)                                 28,327
                              4,500     Beasley Broadcasting Group, Inc. Class A                     16,020
                              6,480     Belo Corp. Class A                                           68,494
                             18,900     Blockbuster, Inc. Class A (a)(b)                             61,614
                             13,700     CNET Networks, Inc. (a)                                      97,270
                                 50     CTN Media Group, Inc. (a)                                         0
                             21,900     Cablevision Systems Corp. Class A (a)                       469,317
                              2,800     Carmike Cinemas, Inc.                                        28,784
                             29,000     Charter Communications, Inc. Class A (a)(b)                  24,708
                              7,700     Cinemark Holdings, Inc.                                      98,483
                             19,200     Citadel Broadcasting Corp. (b)                               31,872
                              2,300     Coleman Cable, Inc. (a)                                      25,300
                              1,300     Consolidated Graphics, Inc. (a)                              72,865
                             11,100     Crown Media Holdings, Inc. Class A (a)(b)                    57,387
                              6,165     Cumulus Media, Inc. Class A (a)                              39,333
                             34,165     DISH Network Corp. (a)                                      981,560
                              2,500     Document Security Systems, Inc. (a)(b)                       15,000
                              2,500     Dolan Media Co. (a)                                          50,275
                              7,500     DreamWorks Animation SKG, Inc. Class A (a)                  193,350
                              6,473     EchoStar Holding Corp. (a)                                  191,212
                              6,400     Emmis Communications Corp. Class A (a)                       22,272
                              3,000     Entercom Communications Corp.                                29,790
                              6,500     Entravision Communications Corp. Class A (a)                 43,290
                              7,280     Gartner, Inc. Class A (a)                                   140,795
                              5,400     GateHouse Media, Inc. (b)                                    31,536
                              2,920     Gaylord Entertainment Co. (a)                                88,447
                              1,900     Global Traffic Network, Inc. (a)                             16,644
                              2,200     Gray Television, Inc.                                        12,518
                                 80     iBEAM Broadcasting Corp. (a)                                      0
                              7,400     Idearc, Inc.                                                 26,936
                              1,300     Internet Brands, Inc. Class A (a)                             9,581
                                 20     Intraware, Inc. (a)                                              90
                              4,100     John Wiley & Sons, Inc. Class A                             162,770

                                               42

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              4,500     Journal Communications, Inc. Class A              $          33,210
                              5,200     Journal Register Co.                                          2,860
                              2,200     The Knot, Inc. (a)                                           25,850
                              2,400     Lee Enterprises, Inc. (b)                                    24,024
                             22,641     Liberty Global, Inc. (a)                                    771,605
                              3,922     Liberty Global, Inc. Series C (a)                           127,387
                             38,428     Liberty Media Corp. - Entertainment Class A (a)             870,010
                              3,200     Lin TV Corp. Class A (a)                                     30,752
                              5,300     Live Nation, Inc. (a)                                        64,289
                              1,400     Loral Space & Communications Ltd. (a)                        33,376
                              3,600     Martha Stewart Living Omnimedia, Inc. Class A (a)            26,748
                              6,000     McClatchy Co. Class A (b)                                    64,200
                              3,000     Media General, Inc. Class A                                  42,060
                              7,700     Mediacom Communications Corp. Class A (a)                    33,341
                              3,000     National CineMedia, Inc.                                     67,440
                              5,600     Navarre Corp. (a)                                             9,856
                              1,400     Network Equipment Technologies, Inc. (a)                      9,198
                              4,500     Nexstar Broadcasting Group, Inc. Class A (a)                 26,550
                             10,600     Palatin Technologies, Inc. (a)                                2,883
                              2,100     Playboy Enterprises, Inc. Class B (a)                        17,493
                              3,905     Primedia, Inc.                                               28,702
                              2,000     Radio One, Inc. Class D (a)                                   3,040
                             11,100     Regal Entertainment Group Series A (b)                      214,119
                              2,900     Regent Communications, Inc. (a)                               3,625
                              1,500     Rewards Network, Inc. (a)                                     6,720
                              1,425     Saga Communications, Inc. Class A (a)                         7,980
                              1,600     Salem Communications Corp. Class A                            6,416
                              2,710     Scholastic Corp. (a)                                         82,032
                              8,900     Sinclair Broadcast Group, Inc. Class A                       79,299
                              8,630     Source Interlink Cos., Inc. (a)(b)                           16,397
                              5,100     Spanish Broadcasting System, Inc. Class A (a)                 9,027
                              4,980     Sun-Times Media Group, Inc. (a)                               3,586
                             73,100     Time Warner Cable, Inc. (a)                               1,826,038
                              7,165     TiVo, Inc. (a)                                               62,765
                                320     Triple Crown Media, Inc. (a)                                    893
                                600     United Capital Corp. (a)                                     13,050
                              9,900     Univercell Holdings, Inc. (a)                                    22
                              2,000     Valassis Communications, Inc. (a)                            21,700
                              2,800     ValueVision Media, Inc. Class A (a)                          15,512
                              2,100     WPT Enterprises, Inc. (a)(b)                                  3,045
                              3,600     Westwood One, Inc. (a)                                        7,560
                              6,900     WorldSpace, Inc. Class A (a)(b)                              11,523
                             23,175     XM Satellite Radio Holdings, Inc. Class A (a)               269,294
                              2,400     Young Broadcasting, Inc. Class A (a)                          1,824
                                                                                          -----------------
                                                                                                  8,167,970
    -------------------------------------------------------------------------------------------------------
    Miscellaneous - 0.5%      4,400     Alliance Holdings GP LP                                     100,936
                                100     Calavo Growers Inc                                            1,738
                              1,900     Ceco Environmental Corp. (a)                                 16,188
                              2,000     Coinstar, Inc. (a)                                           56,280
                              4,600     Complete Production Services, Inc. (a)                      105,524
                              4,600     Delek US Holdings, Inc.                                      58,282
                              3,400     DynCorp. International, Inc. (a)                             56,712
                                 63     FLO Corp. (a)                                                    50
                              6,400     Force Protection, Inc. (a)(b)                                12,672

                                               43

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              1,300     Gerber Scientific, Inc. (a)                       $          11,557
                                850     Graham Corp.                                                 30,251
                                400     HSW International, Inc. (a)                                   2,016
                              8,100     International Coal Group, Inc. (a)(b)                        51,435
                              9,607     Liberty Media Holding Corp. - Capital (a)                   151,214
                             44,436     Liberty Media Holding Corp. - Interactive (a)               717,197
                                500     Northstar Neuroscience, Inc. (a)                                790
                                500     Pegasus Wireless Corp. (a)(b)                                     1
                              2,700     Penson Worldwide, Inc. (a)                                   24,921
                              2,900     Smith & Wesson Holding Corp. (a)                             14,558
                              3,600     Teekay LNG Partners LP                                      103,392
                                                                                          -----------------
                                                                                                  1,515,714
    -------------------------------------------------------------------------------------------------------
    Miscellaneous
    Finance - 12.0%           1,210     1st Source Corp.                                             25,470
                              2,100     Acacia Research - Acacia Technologies (a)                    12,075
                              4,200     Advance America, Cash Advance Centers, Inc.                  31,710
                              4,950     Advanta Corp. Class B                                        34,798
                              2,500     Affiliated Managers Group, Inc. (a)                         226,850
                              1,400     Agree Realty Corp.                                           38,430
                              6,100     AllianceBernstein Holding LP                                386,618
                              1,500     Amcore Financial, Inc.                                       30,525
                              2,300     American Campus Communities, Inc.                            62,928
                             11,900     American Financial Realty Trust                              94,486
                              7,150     AmeriCredit Corp. (a)(b)                                     72,000
                              1,200     Ampal-American Israel Corp. Class A (a)                       7,680
                              2,600     Anchor Bancorp Wisconsin, Inc.                               49,322
                              6,600     Ashford Hospitality Trust, Inc.                              37,488
                              2,100     Asset Acceptance Capital Corp.                               20,223
                              1,600     Asta Funding, Inc. (b)                                       22,288
                              8,050     Astoria Financial Corp.                                     218,638
                                 74     Atlantic Coast Federal Corp.                                    725
                              2,600     Atlantis Plastics, Inc. (a)                                     390
                              4,901     BOK Financial Corp.                                         255,979
                              1,700     BP Prudhoe Bay Royalty Trust (b)                            158,729
                              1,100     Bancorp Rhode Island, Inc.                                   39,644
                              2,300     Bank of the Ozarks, Inc.                                     54,970
                              5,535     BankUnited Financial Corp. Class A (b)                       27,730
                              2,100     Banner Corp.                                                 48,384
                                116     Berkshire Hathaway, Inc. Class A (a)(b)                  15,474,400
                              1,400     Berkshire Hills Bancorp, Inc.                                35,266
                              8,800     BlackRock, Inc. (b)(g)                                    1,796,784
                             17,800     Blackstone Group LP (b)                                     282,664
                              2,400     Broadpoint Securities Group, Inc. (a)                         4,392
                              9,800     Broadridge Financial Solutions LLC                          172,480
                              1,500     Brookfield Infrastructure Partners LP                        25,425
                              6,575     CVB Financial Corp.                                          68,446
                              1,700     Calamos Asset Management, Inc. Class A                       27,676
                                500     Camco Financial Corp.                                         5,255
                                540     Capital Corp. of the West                                     4,331
                              2,100     Capital Trust, Inc.                                          56,595
                             15,441     CapitalSource, Inc. (b)                                     149,314
                              4,600     CapLease, Inc.                                               35,742
                                515     Cascade Financial Corp.                                       6,283
                              2,100     Cash America International, Inc.                             76,440
                              3,522     Cathay General Bancorp                                       73,011

                                               44

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              3,600     Centerline Holding Co. (b)                        $          14,616
                              2,676     Central Pacific Financial Corp.                              50,443
                              3,100     Cenveo, Inc. (a)                                             32,426
                                900     Charter Financial Corp.                                      28,350
                              1,600     Citizens First Bancorp, Inc.                                 17,200
                              2,890     Citizens, Inc. (a)(b)                                        19,334
                                400     Clayton Holdings, Inc. (a)                                    1,856
                              2,900     Cohen & Steers, Inc.                                         76,821
                              4,900     CompuCredit Corp. (a)(b)                                     43,463
                              8,900     Corrections Corp. of America (a)                            244,928
                             11,180     Covanta Holding Corp. (a)                                   307,450
                              2,400     Cowen Group, Inc. (a)                                        17,016
                                956     Cross Timbers Royalty Trust                                  46,892
                              3,541     Deerfield Capital Corp. (b)                                   4,992
                                300     Diamond Hill Investments Grp (a)                             22,953
                              3,700     Dime Community Bancshares, Inc.                              64,676
                              2,000     Downey Financial Corp. (b)                                   36,760
                              3,200     Duff & Phelps Corp. (a)                                      57,568
                                629     ESB Financial Corp.                                           6,240
                                300     Eastern Virginia Bankshares, Inc.                             5,214
                              8,800     Eaton Vance Corp.                                           268,488
                              1,600     Encore Capital Group, Inc. (a)                               10,880
                              3,000     Epoch Holding Corp.                                          35,910
                              3,400     eSpeed, Inc. Class A (a)                                     39,644
                                700     Evercore Partners, Inc. Class A                              12,425
                              3,200     Extra Space Storage, Inc.                                    51,808
                              4,000     Ezcorp, Inc. (a)                                             49,240
                              3,400     FBR Capital Markets Corp. (a)                                22,950
                              2,550     FCStone Group, Inc. (a)                                      70,635
                                900     The FINOVA Group, Inc. (a)                                       32
                              1,900     Financial Federal Corp.                                      41,439
                              2,161     First Community Bancorp, Inc.                                58,023
                                500     First Defiance Financial Corp.                                9,175
                                800     First Financial Corp.                                        24,624
                              1,400     First Financial Holdings, Inc.                               32,844
                              4,400     First Financial Northwest, Inc. (a)                          41,360
                              6,200     The First Marblehead Corp. (b)                               46,252
                                615     First Place Financial Corp.                                   7,995
                              1,600     FirstFed Financial Corp. (a)(b)                              43,440
                              3,600     Flagstar Bancorp, Inc.                                       25,992
                              2,950     Flushing Financial Corp.                                     51,861
                             29,600     Fortress Investment Group LLC (b)                           363,488
                              6,600     Franklin Street Properties Corp.                             94,512
                              9,710     Friedman Billings Ramsey Group, Inc. Class A                 16,507
                                300     Frontline Capital Group (a)                                       0
                              2,400     GAMCO Investors, Inc. Class A                               120,864
                              2,500     GFI Group, Inc.                                             143,250
                             20,600     GLG Partners, Inc. (b)                                      244,522
                              3,956     Glacier Bancorp, Inc. (b)                                    75,836
                              1,400     Gramercy Capital Corp. (b)                                   29,302
                              1,800     Greenhill & Co., Inc. (b)                                   125,208
                                900     HMN Financial, Inc.                                          20,772
                              2,000     Heartland Payment Systems, Inc. (b)                          46,020
                                420     Heritage Financial Corp.                                      7,308

                                               45

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              4,100     Hersha Hospitality Trust                          $          37,023
                              2,900     Hugoton Royalty Trust                                        79,982
                              1,000     IBERIABANK Corp.                                             44,250
                              4,100     ITC Holdings Corp.                                          213,446
                                242     Independence Federal Savings Bank (a)                         1,573
                              2,524     Independent Bank Corp.                                       26,199
                              7,900     IndyMac Bancorp, Inc. (b)                                    39,184
                                800     InnSuites Hospitality Trust                                     920
                              3,500     Interactive Brokers Group, Inc. Class A (a)                  89,845
                              1,000     International Assets Holding Corp., Inc. (a)                 24,960
                              6,141     International Bancshares Corp.                              138,664
                             30,800     Invesco Ltd. (d)                                            750,288
                              3,000     Investment Technology Group, Inc. (a)                       138,540
                              4,100     JMP Group, Inc.                                              28,700
                              3,100     Jackson Hewitt Tax Service, Inc.                             35,557
                              8,600     Jefferies Group, Inc. New Shares                            138,718
                              2,200     KBW, Inc. (a)                                                48,510
                              8,000     KKR Financial Holdings LLC (b)                              101,280
                              8,500     Knight Capital Group, Inc. Class A (a)                      138,040
                              3,600     LaBranche & Co., Inc. (a)                                    15,660
                              5,581     Ladenburg Thalmann Financial
                                        Services, Inc. (a)(b)                                        10,436
                              3,600     Lazard Ltd. Class A                                         137,520
                              1,000     Lincoln Bancorp                                              11,860
                              1,000     Lipid Sciences, Inc. (a)                                      1,010
                              3,350     MB Financial, Inc.                                          103,113
                                900     MCF Corp. (a)                                                 3,546
                              8,700     MF Global Ltd. (a)                                           86,217
                              7,100     MSCI, Inc. (a)                                              211,225
                                200     Malan Realty Investors, Inc. (a)                                  0
                              9,800     MasterCard, Inc. Class A (b)                              2,185,302
                                300     Maxus Realty Trust, Inc.                                      2,880
                              1,200     McGrath RentCorp                                             28,932
                              3,300     Medallion Financial Corp.                                    29,832
                              5,200     Medical Properties Trust, Inc.                               58,864
                                500     MicroFinancial, Inc.                                          2,615
                                115     Mid Penn Bancorp, Inc.                                        2,910
                              1,000     The Midland Co.                                              64,930
                              2,100     MoneyGram International, Inc. (b)                             3,906
                              2,462     Monmouth Real Estate Investment Corp. Class A                19,696
                                300     MutualFirst Financial, Inc.                                   3,951
                                400     NASB Financial, Inc.                                         10,404
                              9,800     The NASDAQ Stock Market, Inc. (a)                           378,868
                              3,390     Nastech Pharmaceutical Co., Inc. (a)(b)                       7,967
                              3,700     National Financial Partners Corp. (b)                        83,139
                                120     National Security Group, Inc.                                 1,800
                                400     National Western Life Insurance Co. Class A                  86,716
                              3,100     Nelnet, Inc. Class A                                         36,425
                             24,841     New York Community Bancorp, Inc.                            452,603
                              2,900     NewStar Financial, Inc. (a)                                  15,022
                                400     North American Scientific, Inc. (a)                             124
                              4,400     Northwest Bancorp, Inc.                                     120,252
                              7,200     Nymex Holdings, Inc.                                        652,536
                             25,800     Och-Ziff Capital Management Group LLC (b)                   541,800

                                               46

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              4,700     Ocwen Financial Corp. (a)                         $          20,868
                                700     One Liberty Properties, Inc.                                 11,263
                              5,700     optionsXpress Holdings, Inc.                                118,047
                                900     Oritani Financial Corp. (a)                                  13,653
                                600     PAB Bankshares, Inc.                                          8,250
                              2,125     PMC Commercial Trust                                         14,981
                                321     PVF Capital Corp.                                             3,454
                              4,610     Pacific Capital Bancorp                                      99,115
                              1,445     Piper Jaffray Cos. (a)                                       49,072
                              1,200     Portfolio Recovery Associates, Inc. (b)                      51,468
                                500     Provident Financial Holdings, Inc.                            8,020
                              4,689     Provident Financial Services, Inc.                           66,302
                              6,170     Pzena Investment Management, Inc. Class A (b)                69,844
                              8,450     Raymond James Financial, Inc.                               194,181
                              2,000     Reis, Inc. (a)                                               10,700
                                675     Renasant Corp.                                               15,188
                              1,000     Resource America, Inc. Class A                                9,450
                              3,100     Riskmetrics Group, Inc. (a)                                  59,985
                                200     Riverview Bancorp, Inc.                                       2,000
                                300     Roberts Realty Investors, Inc. (a)                            2,055
                                800     Roma Financial Corp.                                         11,928
                              2,800     Rome Bancorp, Inc.                                           32,648
                             14,020     SEI Investments Co.                                         346,154
                              2,265     SWS Group, Inc.                                              27,701
                              4,200     Sanders Morris Harris Group, Inc.                            34,272
                              5,203     Santander BanCorp                                            52,602
                                384     Security Bank Corp.                                           3,053
                              3,300     Siebert Financial Corp.                                       9,933
                              3,600     Specialty Underwriters' Alliance, Inc. (a)                   15,336
                              7,505     Sterling Financial Corp.                                    123,891
                              1,200     Stifel Financial Corp. (a)                                   53,880
                              1,443     Student Loan Corp.                                          142,713
                                300     Supertel Hospitality, Inc.                                    1,590
                             44,080     TD Ameritrade Holding Corp. (a)                             727,761
                                100     TF Financial Corp.                                            2,050
                              4,679     Tarragon Corp. (a)(b)                                        10,060
                              2,800     Thomas Weisel Partners Group, Inc. (a)                       18,536
                              1,100     TierOne Corp.                                                12,408
                              1,100     U.S. Global Investors, Inc. (b)                              14,806
                              4,700     United Community Banks, Inc. (b)                             79,806
                              1,000     United PanAm Financial Corp. (a)                              3,640
                                100     Value Line, Inc.                                              4,590
                              3,500     ViewPoint Financial Group                                    57,785
                             10,252     W Holding Co., Inc. (b)                                      12,200
                              2,200     W.P. Carey & Co. LLC                                         65,934
                              3,500     W.P. Stewart & Co. Ltd. (b)                                   6,790
                                200     WVS Financial Corp.                                           3,200
                              5,900     Waddell & Reed Financial, Inc. Class A                      189,567
                              7,361     Washington Federal, Inc.                                    168,125
                                600     Wauwatosa Holdings, Inc. (a)                                  7,140
                                151     Wayne Savings Bancshares, Inc.                                1,273
                              3,873     Webster Financial Corp.                                     107,941
                                513     Wesco Financial Corp.                                       207,252
                                840     West Bancorp., Inc.                                          11,054

                                               47

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              4,900     Westfield Financial, Inc.                         $          47,873
                                772     White Mountains Insurance Group, Inc.                       370,560
                                200     Willis Lease Finance Corp. (a)                                2,514
                              1,467     Willow Grove Bancorp, Inc.                                   10,841
                              8,856     Winthrop Realty Trust, Inc.                                  36,487
                              1,900     World Acceptance Corp. (a)                                   60,515
                              2,400     Wright Express Corp. (a)                                     73,752
                                                                                          -----------------
                                                                                                 35,030,185
    -------------------------------------------------------------------------------------------------------
    Motor Vehicles - 1.1%     2,200     A.O. Smith Corp.                                             72,314
                                700     Accuride Corp. (a)                                            5,726
                              2,505     Aftermarket Technology Corp. (a)                             48,697
                              5,000     American Axle & Manufacturing Holdings, Inc.                102,500
                              1,700     Amerigon Inc. (a)                                            25,143
                              1,300     Arctic Cat, Inc.                                              9,477
                              5,100     ArvinMeritor, Inc.                                           63,801
                              8,500     BorgWarner, Inc.                                            365,755
                              2,000     CSK Auto Corp. (a)                                           18,620
                              1,200     Cascade Corp.                                                59,172
                              1,100     Coachmen Industries, Inc.                                     3,278
                                100     Commercial Vehicle Group, Inc. (a)                              991
                              4,900     Dana Holding Corp. (a)                                       49,000
                              5,500     Donaldson Co., Inc.                                         221,540
                              1,300     Dorman Products, Inc. (a)                                    13,975
                              3,690     Fleetwood Enterprises, Inc. (a)(b)                           16,974
                              2,100     FortuNet, Inc. (a)(b)                                        15,099
                                650     Fuel Systems Solutions, Inc. (a)                              8,664
                             10,690     Gentex Corp.                                                183,333
                              1,700     Group 1 Automotive, Inc.                                     39,916
                              4,000     H&E Equipment Services, Inc. (a)                             50,280
                              7,100     Hayes Lemmerz International, Inc. (a)                        19,809
                              9,600     LKQ Corp. (a)                                               215,712
                              4,845     Lear Corp. (a)                                              125,534
                              1,000     Lithia Motors, Inc. Class A                                  10,160
                              1,300     MarineMax, Inc. (a)                                          16,198
                              2,200     Midas, Inc. (a)                                              37,818
                              1,900     Modine Manufacturing Co.                                     27,531
                              1,800     Monaco Coach Corp.                                           17,064
                              1,125     Monro Muffler, Inc.                                          19,013
                              2,120     Myers Industries, Inc.                                       27,836
                                850     Noble International Ltd.                                      5,313
                              5,200     Oshkosh Corp.                                               188,656
                              6,500     Penske Auto Group, Inc.                                     126,490
                              3,200     Polaris Industries, Inc. (b)                                131,232
                                447     Proliance International, Inc. (a)                               814
                              3,850     Rush Enterprises, Inc. Class A (a)                           60,984
                              1,800     Sonic Automotive, Inc.                                       36,990
                              2,275     Spartan Motors, Inc.                                         19,247
                              1,300     Standard Motor Products, Inc.                                 7,956
                              1,300     Stoneridge, Inc. (a)                                         17,485
                              3,210     Superior Industries International, Inc.                      66,608
                              6,300     TRW Automotive Holdings Corp. (a)                           147,231
                              3,685     Thor Industries, Inc. (b)                                   109,702
                              2,500     Titan International, Inc.                                    76,525
                              4,600     U.S. Auto Parts Network, Inc. (a)                            14,720

                                               48

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              7,700     Visteon Corp. (a)                                 $          28,952
                              5,000     Wabco Holdings, Inc.                                        228,100
                              3,100     Winnebago Industries, Inc. (b)                               52,390
                                                                                          -----------------
                                                                                                  3,210,325
    -------------------------------------------------------------------------------------------------------
    Non-Durables - 1.7%       2,100     AFC Enterprises, Inc. (a)                                    18,879
                             20,244     Activision, Inc. (a)(c)                                     552,864
                              3,900     American Greetings Corp. Class A                             72,345
                              1,100     BJ's Restaurants, Inc. (a)                                   15,851
                                615     Benihana, Inc. (a)                                            6,876
                              2,630     Benihana, Inc. Class A (a)                                   29,640
                              1,600     Blue Nile, Inc. (a)(b)                                       86,640
                              2,500     Bob Evans Farms, Inc.                                        68,975
                                210     Bowl America, Inc. Class A                                    3,234
                              5,800     Brinker International, Inc.                                 107,590
                              2,600     Buca, Inc. (a)                                                1,690
                              1,800     Buffalo Wild Wings, Inc. (a)                                 44,100
                              2,415     CBRL Group, Inc.                                             86,385
                              2,250     CEC Entertainment, Inc. (a)                                  64,980
                              3,300     CKE Restaurants, Inc.                                        37,026
                              4,100     Cabela's, Inc. Class A (a)(b)                                58,056
                              3,800     California Pizza Kitchen, Inc. (a)                           49,818
                              2,400     Centillium Communications, Inc. (a)                           1,584
                              5,100     Century Casinos, Inc. (a)                                    16,524
                              5,117     The Cheesecake Factory, Inc. (a)                            111,499
                              4,400     Cheniere Energy, Inc. (a)(b)                                 87,120
                                400     Churchill Downs, Inc.                                        18,896
                              5,500     Cosi, Inc. (a)                                               15,785
                             10,600     Denny's Corp. (a)                                            31,482
                              4,800     Domino's Pizza, Inc.                                         64,752
                              3,300     Dover Motorsports, Inc.                                      20,295
                              1,700     Drew Industries, Inc. (a)                                    41,582
                              1,200     EMAK Worldwide, Inc. (a)                                      1,116
                              1,100     Einstein Noah Restaurant Group, Inc. (a)                      9,416
                              2,500     Famous Dave's of America, Inc. (a)                           23,850
                              1,100     Forward Industries, Inc. (a)                                  2,629
                              1,400     Gaming Partners International Corp. (a)                       9,646
                              1,500     Handleman Co. (a)(b)                                            360
                              3,618     Hibbett Sports, Inc. (a)                                     55,862
                              4,300     Hollywood Media Corp. (a)                                    10,320
                              1,700     IHOP Corp. (b)                                               81,430
                              3,800     International Speedway Corp. Class A                        156,560
                              3,900     Isle of Capri Casinos, Inc. (a)                              27,885
                              4,500     Jack in the Box, Inc. (a)                                   120,915
                              2,013     Jakks Pacific, Inc. (a)                                      55,498
                                300     Kreisler Manufacturing Corp. (a)                              3,495
                              3,700     Krispy Kreme Doughnuts, Inc. (a)(b)                          11,285
                              2,800     Lancaster Colony Corp.                                      111,888
                              1,200     Landry's Restaurants, Inc.                                   19,536
                                300     Lazare Kaplan International, Inc. (a)                         2,520
                              2,500     Leapfrog Enterprises, Inc. (a)                               17,625
                                800     Lenox Group, Inc. (a)                                         1,416
                              3,000     LodgeNet Interactive Corp. (a)                               18,270
                              1,700     Luby's, Inc. (a)                                             12,036
                              1,500     Majesco Entertainment Co. (a)                                 1,725

                                               49

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              5,500     Marvel Entertainment, Inc. (a)                    $         147,345
                              1,100     McCormick & Schmick's Seafood
                                        Restaurants, Inc. (a)                                        12,815
                             13,900     Midway Games, Inc. (a)(b)                                    37,530
                              2,600     Movado Group, Inc.                                           50,674
                              1,705     O'Charleys, Inc.                                             19,642
                                700     Oil-Dri Corp. of America                                     12,523
                              2,895     P.F. Chang's China Bistro, Inc. (a)(b)                       82,334
                              2,400     Panera Bread Co. Class A (a)(b)                             100,536
                              3,100     Papa John's International, Inc. (a)                          75,051
                                900     Peco II, Inc. (a)                                               423
                              6,600     Penn National Gaming, Inc. (a)                              288,618
                              1,670     RC2 Corp. (a)                                                35,020
                              2,000     Red Robin Gourmet Burgers, Inc. (a)                          75,140
                              3,100     Regis Corp.                                                  85,219
                              1,000     Ruby Tuesday, Inc.                                            7,500
                              1,300     Russ Berrie & Co., Inc. (a)                                  18,278
                             20,300     Service Corp. International                                 205,842
                                400     Servotronics, Inc.                                            8,080
                              2,800     Shutterfly, Inc. (a)                                         41,636
                              5,737     Sonic Corp. (a)                                             126,443
                              4,700     Sotheby's Holdings, Inc. Class A                            135,877
                                900     The Steak n Shake Co. (a)                                     7,083
                              1,510     Steinway Musical Instruments, Inc. (a)                       43,065
                              7,700     Stewart Enterprises, Inc. Class A                            49,434
                              6,050     THQ, Inc. (a)                                               131,890
                              6,300     Take-Two Interactive Software, Inc. (a)                     160,776
                              2,400     Trans World Entertainment Corp. (a)                           9,024
                              5,100     Triarc Cos.                                                  35,241
                              6,000     Trump Entertainment Resorts, Inc. (a)(b)                     21,600
                              4,755     Tupperware Corp.                                            183,923
                              2,600     VCG Holding Corp. (a)(b)                                     15,860
                              9,800     Warner Music Group Corp. (b)                                 48,804
                              6,800     World Wrestling Entertainment, Inc.                         126,548
                              3,090     Youbet.com, Inc. (a)                                          2,472
                                                                                          -----------------
                                                                                                  4,871,997
    -------------------------------------------------------------------------------------------------------
    Non-Ferrous
    Metals - 1.4%               800     A.M. Castle & Co.                                            21,600
                              7,600     Advanced Environmental Recycling
                                        Technologies, Inc. Class A (a)                                6,460

                              1,792     Atna Resources Ltd. (a)                                       2,150
                              1,600     Brush Engineered Materials, Inc. (a)                         41,072
                              3,400     Century Aluminum Co. (a)                                    225,216
                             44,400     Coeur d'Alene Mines Corp. (a)(b)                            179,376
                              8,300     Commercial Metals Co.                                       248,751
                              3,027     Encore Wire Corp.                                            55,122
                              6,100     General Moly, Inc. (a)                                       48,739
                              7,400     Hecla Mining Co. (a)                                         82,584
                              3,700     Horsehead Holding Corp. (a)                                  42,846
                              1,500     Kaiser Aluminum Corp.                                       103,950
                                600     Metalico, Inc. (a)                                            5,886
                              1,800     Minerals Technologies, Inc.                                 113,040
                              3,100     Mueller Industries, Inc.                                     89,435
                              1,700     RTI International Metals, Inc. (a)                           76,857
                              5,324     Reliance Steel & Aluminum Co.                               318,695
                             21,900     Southern Copper Corp. (b)                                 2,273,877

                                               50

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              5,784     Stillwater Mining Co. (a)                         $          89,478
                                                                                          -----------------
                                                                                                  4,025,134
    -------------------------------------------------------------------------------------------------------
    Optical Photo &
    Equipment - 0.1%          1,200      CPI Corp.                                                   20,724
                              1,100      Cyberoptics Corp. (a)                                       12,012
                              2,900      Imation Corp.                                               65,946
                             11,630      Ingram Micro, Inc. Class A (a)                             184,103
                              2,095      LaserCard Corp. (a)                                         17,745
                                200      Meade Instruments Corp. (a)                                    258
                              1,900      Photronics, Inc. (a)                                        18,145
                                100      StockerYale, Inc. (a)                                           48
                              1,000      Zygo Corp. (a)                                              12,440
                                                                                          -----------------
                                                                                                    331,421
    -------------------------------------------------------------------------------------------------------
    Paper & Forest
    Products - 0.5%           3,664     AbitibiBowater, Inc. (b)                                     47,302
                              2,500     Boise, Inc. (a)                                              16,000
                              2,800     Buckeye Technologies, Inc. (a)                               31,248
                                804     CSS Industries, Inc.                                         28,108
                              5,900     Caraustar Industries, Inc. (a)                                7,965
                              1,200     Chesapeake Corp.                                              5,772
                              1,400     Deltic Timber Corp.                                          77,980
                             44,500     Domtar Corp. (a)                                            303,935
                                480     Kadant, Inc. (a)                                             14,102
                              5,200     Kapstone Paper and Packaging Corp. (a)                       34,424
                              5,600     Louisiana-Pacific Corp.                                      51,408
                              1,000     Lydall, Inc. (a)                                             11,450
                              1,400     Neenah Paper, Inc.                                           36,092
                              1,400     P.H. Glatfelter Co.                                          21,154
                              6,600     Packaging Corp. of America                                  147,378
                              2,259     Potlatch Corp.                                               93,229
                              5,471     Rayonier, Inc.                                              237,660
                              2,000     Rock-Tenn Co. Class A                                        59,940
                             19,880     Smurfit-Stone Container Corp. (a)                           153,076
                              1,400     Universal Forest Products, Inc.                              45,080
                              3,700     Wausau Paper Corp.                                           30,562
                                                                                          -----------------
                                                                                                  1,453,865
    -------------------------------------------------------------------------------------------------------
    Producer Goods - 4.1%     6,523     AGCO Corp. (a)                                              390,597
                                750     Aaon, Inc.                                                   15,022
                              3,600     Actuant Corp. Class A                                       108,756
                              8,400     Akorn, Inc. (a)                                              39,732
                                700     Alamo Group, Inc.                                            14,889
                              2,200     Albany International Corp. Class A                           79,508
                                115     Allied Motion Technologies, Inc. (a)                            528
                              2,000     Allis-Chalmers Energy, Inc. (a)                              27,580
                              1,200     American Vanguard Corp. (b)                                  19,968
                              7,500     Ametek, Inc.                                                329,325
                              2,700     Applied Industrial Technologies, Inc.                        80,703
                              5,000     AptarGroup, Inc.                                            194,650
                                 14     Arotech Corp. (a)                                                38
                              1,500     Astec Industries, Inc. (a)                                   58,140
                              6,600     BE Aerospace, Inc. (a)                                      230,670
                              3,300     Baldor Electric Co.                                          92,400
                              3,800     Barnes Group, Inc.                                           87,210
                              1,600     Blount International, Inc. (a)                               19,792
                              2,700     Blyth, Inc.                                                  53,244
                              3,600     Briggs & Stratton Corp.                                      64,440

                                               51

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                                700     CIRCOR International, Inc.                        $          32,375
                              1,100     Cantel Medical Corp. (a)                                     11,682
                             18,700     Capstone Turbine Corp. (a)(b)                                39,644
                                200     Catalyst Semiconductor, Inc. (a)                              1,098
                              2,000     Chart Industries, Inc. (a)                                   67,680
                              1,100     Cherokee International Corp. (a)                              2,057
                                100     Chicago Rivet & Machine Co.                                   2,240
                              3,100     Clarcor, Inc.                                               110,205
                              4,185     Cognex Corp.                                                 91,359
                              2,000     Columbus McKinnon Corp. (a)                                  61,960
                              1,900     Comfort Systems USA, Inc.                                    24,719
                                360     Concord Camera Corp. (a)                                      1,350
                              1,900     Cryo-Cell International, Inc. (a)                             1,520
                                600     Culp, Inc. (a)                                                4,512
                              3,000     Curtiss-Wright Corp.                                        124,440
                                100     DXP Enterprises, Inc. (a)                                     3,928
                              2,000     Diamond Management & Technology
                                        Consultants, Inc.                                            12,900
                                300     Directed Electronics, Inc. (a)                                  627
                              5,500     Distributed Energy Systems Corp. (a)                          2,475
                              1,100     Dynamic Materials Corp.                                      47,498
                                300     The Eastern Co.                                               4,695
                              9,000     Evergreen Solar, Inc. (a)(b)                                 83,430
                              5,400     FMC Corp.                                                   299,646
                              1,600     The Fairchild Corp. (a)                                       3,648
                             11,490     Fastenal Co.                                                527,736
                              2,500     Federal Signal Corp.                                         34,900
                              4,500     Flanders Corp. (a)(b)                                        27,405
                              4,000     Flowserve Corp.                                             417,520
                             10,380     Foster Wheeler Ltd. (a)                                     587,716
                              2,400     Franklin Electric Co., Inc. (b)                              82,008
                              3,700     Gardner Denver, Inc. (a)                                    137,270
                              1,970     The Gorman-Rupp Co.                                          64,793
                              4,487     Graco, Inc.                                                 162,699
                              7,200     GrafTech International Ltd. (a)                             116,712
                                700     HI Shear Technology Corp.                                     8,050
                              3,000     HNI Corp. (b)                                                80,670
                              2,000     Hardinge, Inc.                                               27,520
                              6,000     Harsco Corp.                                                332,280
                              4,290     Herman Miller, Inc.                                         105,405
                              6,300     Hexcel Corp. (a)                                            120,393
                              4,700     Hubbell, Inc. Class B                                       205,343
                                100     Hurco Companies, Inc. (a)                                     4,678
                              5,525     IDEX Corp.                                                  169,562
                                100     Ibis Technology Corp. (a)                                        26
                                400     Inplay Technologies, Inc. (a)                                   324
                                500     IntriCon Corp. (a)                                            3,995
                              5,375     Jarden Corp. (a)                                            116,853
                              2,700     Kaydon Corp.                                                118,557
                              4,800     Kennametal, Inc.                                            141,264
                              2,700     Knoll, Inc.                                                  31,158
                              1,200     L.B. Foster Co. Class A (a)                                  51,672
                              1,100     LaBarge, Inc. (a)                                            13,266
                              1,100     Ladish Co., Inc. (a)                                         39,600

                                               52

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                                534     Lawson Products, Inc.                             $          14,712
                              4,700     Lennox International, Inc.                                  169,059
                              1,082     Libbey, Inc.                                                 18,221
                              2,895     Lincoln Electric Holdings, Inc.                             186,699
                              1,200     Lindsay Manufacturing Co.                                   122,964
                              3,200     Liquidity Services, Inc. (a)                                 25,600
                              1,400     MFRI, Inc. (a)                                               22,512
                              4,600     MSC Industrial Direct Co. Class A                           194,350
                              1,700     Magnetek, Inc. (a)                                            5,848
                                900     Material Sciences Corp. (a)                                   6,984
                              1,800     Matthews International Corp. Class A                         86,850
                              2,700     Merix Corp. (a)                                               5,508
                              3,360     Micrel, Inc.                                                 31,147
                              1,600     Middleby Corp. (a)                                           99,824
                                436     Milacron, Inc. (a)                                            1,106
                                900     Modtech Holdings, Inc. (a)                                      252
                              2,725     Moog, Inc. Class A (a)                                      115,022
                              6,400     Mueller Water Products, Inc. Series B                        50,432
                                400     NACCO Industries, Inc. Class A                               32,376
                              1,400     NATCO Group, Inc. Class A (a)                                65,450
                              3,700     NN, Inc.                                                     36,001
                              2,400     Nordson Corp.                                               129,240
                              4,000     Oceaneering International, Inc. (a)                         252,000
                              4,500     PainCare Holdings, Inc. (a)                                     293
                              1,700     Park-Ohio Holdings Corp. (a)                                 26,707
                              6,950     Pentair, Inc.                                               221,705
                             12,007     Plug Power, Inc. (a)                                         37,342
                              3,140     Presstek, Inc. (a)                                           13,753
                              2,300     RBC Bearings, Inc. (a)                                       85,399
                              1,000     Reddy Ice Holdings, Inc.                                     13,030
                              3,105     Regal-Beloit Corp.                                          113,736
                              2,900     Research Frontiers, Inc. (a)(b)                              19,575
                                700     Riviera Holdings Corp. (a)                                   14,427
                              2,800     Robbins & Myers, Inc.                                        91,420
                              1,125     Ronson Corp. (a)                                              1,462
                              6,800     Roper Industries, Inc.                                      404,192
                              1,770     SI International, Inc. (a)                                   33,966
                              4,048     SPX Corp.                                                   424,635
                              7,000     Safeguard Scientifics, Inc. (a)                              10,430
                              4,600     Sauer-Danfoss, Inc.                                         101,844
                              5,900     The Shaw Group, Inc. (a)                                    278,126
                              1,800     Somanetics Corp. (a)                                         28,026
                              1,800     Sonic Solutions, Inc. (a)                                    17,370
                              1,000     Spectrum Control, Inc. (a)                                    8,460
                                700     Standex International Corp.                                  15,638
                             10,600     Steelcase, Inc. Class A                                     117,236
                              1,000     Strattec Security Corp.                                      42,330
                              1,850     Sun Hydraulics, Inc.                                         54,150
                              1,400     T-3 Energy Services, Inc. (a)                                59,584
                              1,165     TRM Corp. (a)                                                   291
                              1,900     Team, Inc. (a)                                               51,870
                              1,500     Technology Research Corp.                                     4,275
                              1,300     Tecumseh Products Co. Class A (a)                            39,884
                              2,500     Teleflex, Inc.                                              119,275

                                               53

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              1,500     Tennant Co.                                       $          59,715
                              2,800     Tenneco, Inc. (a)                                            78,232
                              8,000     ThermoGenesis Corp. (a)                                      12,880
                              6,400     Timken Co.                                                  190,208
                              5,100     Trinity Industries, Inc.                                    135,915
                              1,700     Triumph Group, Inc.                                          96,781
                              1,900     TurboChef Technologies, Inc. (a)(b)                          12,388
                              1,600     Twin Disc, Inc.                                              25,312
                              2,400     Tyler Technologies, Inc. (a)                                 33,552
                              8,340     Valhi, Inc.                                                 195,073
                              1,900     Valmont Industries, Inc.                                    166,991
                              2,000     Watsco, Inc. (b)                                             82,840
                              2,800     Watts Water Technologies, Inc. Class A                       78,484
                              5,000     Woodward Governor Co.                                       133,600
                              1,100     X-Rite, Inc. (a)                                              6,567
                                                                                          -----------------
                                                                                                 12,103,381
    -------------------------------------------------------------------------------------------------------
    Railroads &
    Shipping - 0.7%           3,100     Alexander & Baldwin, Inc.                                   133,548
                              4,500     American Commercial Lines, Inc. (a)                          71,100
                                700     Capital Product Partners LP                                  13,055
                              4,600     Diamondhead Casino Corp. (a)                                  8,510
                              4,500     Double Hull Tankers, Inc. (b)                                47,745
                              4,600     Eagle Bulk Shipping, Inc.                                   118,496
                              1,500     Excel Maritime Carriers Ltd. (b)                             44,025
                              1,500     Freightcar America, Inc.                                     51,450
                              3,400     GATX Corp.                                                  132,838
                              2,100     Genco Shipping & Trading Ltd.                               118,503
                              2,300     General Maritime Corp.                                       54,303
                              2,150     Genesee & Wyoming, Inc. Class A (a)                          73,960
                              1,900     Greenbrier Cos., Inc. (b)                                    50,388
                              3,200     Horizon Lines, Inc. Class A                                  59,552
                              1,900     Hornbeck Offshore Services, Inc. (a)                         86,773
                                300     International Shipholding Corp. (a)                           5,754
                                700     K-Sea Transportation Partners LP                             24,710
                              5,400     Kansas City Southern (a)                                    216,594
                              1,700     Martin Midstream Partners LP                                 51,867
                              2,700     OSG America LP                                               37,125
                              1,200     OceanFreight, Inc.                                           26,268
                              2,000     Overseas Shipholding Group, Inc.                            140,080
                              1,000     Saia, Inc. (a)                                               15,860
                              5,300     Ship Finance International Ltd. (b)                         139,284
                              2,300     TBS International Ltd. (a)                                   69,460
                              1,200     Trico Marine Services, Inc. (a)                              46,764
                              2,100     U.S. Shipping Partners LP                                    25,032
                              3,400     Westinghouse Air Brake Technologies Corp.                   128,044
                                                                                          -----------------
                                                                                                  1,991,088
    -------------------------------------------------------------------------------------------------------
    Real Property - 4.6%      7,000     AMB Property Corp.                                          380,940
                                500     AMREP Corp.                                                  26,150
                              2,500     Acadia Realty Trust                                          60,375
                              1,795     Alesco Financial, Inc. (b)                                    5,170
                                400     Alexander's, Inc. (a)                                       141,800
                              2,000     Alexandria Real Estate Equities, Inc.                       185,440
                                400     American Land Lease, Inc.                                     8,232
                                500     American Mortgage Acceptance Co.                                755
                                500     American Realty Investors, Inc. (a)                           5,505

                                               54

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                             32,500     Annaly Capital Management, Inc.                   $         497,900
                              4,600     Anthracite Capital, Inc. (g)                                 30,360
                              6,300     Anworth Mortgage Asset Corp.                                 38,619
                              1,500     Arbor Realty Trust, Inc.                                     22,620
                              1,200     Associated Estates Realty Corp.                              13,728
                                600     Avatar Holdings, Inc. (a)                                    26,154
                              3,635     BRE Properties                                              165,611
                              2,000     BRT Realty Trust                                             28,020
                              3,200     Big 5 Sporting Goods Corp.                                   28,064
                              3,800     BioMed Realty Trust, Inc.                                    90,782
                              6,314     Brandywine Realty Trust                                     107,085
                             32,200     Brookfield Properties Corp.                                 621,782
                              4,800     CBL & Associates Properties, Inc.                           112,944
                              2,300     CBRE Realty Finance, Inc.                                     9,269
                              3,200     California Coastal Communities, Inc. (a)(b)                  15,488
                              3,957     Camden Property Trust                                       198,641
                              4,600     Capstead Mortgage Corp.                                      52,440
                              3,700     Care Investment Trust, Inc.                                  39,035
                              5,400     Cedar Shopping Centers, Inc.                                 63,072
                              1,700     Chimera Investment Corp.                                     20,910
                              3,200     Colonial Properties Trust                                    76,960
                              3,400     Corporate Office Properties Trust                           114,274
                              3,000     Cousins Properties, Inc.                                     74,130
                              1,800     Crystal River Capital, Inc. (b)                              16,074
                             12,200     DCT Industrial Trust, Inc.                                  121,512
                              5,800     DiamondRock Hospitality Co.                                  73,486
                              4,300     Digital Realty Trust, Inc.                                  152,650
                              8,000     Douglas Emmett, Inc.                                        176,480
                             10,275     Duke Realty Corp.                                           234,373
                              2,200     Dupont Fabros Technology, Inc.                               36,278
                              1,900     Eastgroup Properties, Inc.                                   88,274
                              4,100     Education Realty Trust, Inc.                                 51,537
                              1,800     Entertainment Properties Trust                               88,794
                              1,800     Equity Lifestyle Properties, Inc.                            88,866
                              5,255     Equity One, Inc.                                            125,962
                              2,100     Essex Property Trust, Inc.                                  239,358
                              4,440     Federal Realty Investment Trust                             346,098
                              4,500     FelCor Lodging Trust, Inc.                                   54,135
                              1,327     First Acceptance Corp. (a)                                    3,782
                              3,900     First Industrial Realty Trust, Inc.                         120,471
                              1,200     First Potomac Realty Trust                                   18,444
                              7,400     Forest City Enterprises, Inc. Class A                       272,320
                              2,833     Forestar Real Estate Group, Inc. (a)                         70,570
                              2,300     GMH Communities Trust                                        19,964
                              1,900     Getty Realty Corp.                                           30,267
                              2,100     Gladstone Commercial Corp.                                   32,655
                              4,900     Glimcher Realty Trust                                        58,604
                              4,922     Grubb & Ellis Co.                                            33,814
                             14,700     HRPT Properties Trust                                        98,931
                              6,052     Health Care REIT, Inc.                                      273,127
                              3,700     Healthcare Realty Trust, Inc.                                96,755
                              3,350     Highwoods Properties, Inc.                                  104,085
                              6,280     Hilltop Holdings, Inc. (a)                                   65,312
                              2,800     Home Properties, Inc.                                       134,372

                                               55

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              6,505     Hospitality Properties Trust                      $         221,300
                              1,600     Housevalues, Inc. (a)                                         3,776
                              5,500     IMPAC Mortgage Holdings, Inc. (b)                             6,985
                              5,100     Icahn Enterprises LP (b)                                    420,750
                              6,500     Inland Real Estate Corp.                                     98,865
                              6,500     Investors Real Estate Trust                                  63,570
                              8,600     iStar Financial, Inc.                                       120,658
                                500     JER Investors Trust, Inc. (b)                                 4,240
                              2,600     Jones Lang LaSalle, Inc.                                    201,084
                              2,400     Kilroy Realty Corp.                                         117,864
                              1,700     Kite Realty Group Trust                                      23,800
                                900     LTC Properties, Inc.                                         23,139
                              4,400     LTC-Amerivest Liquidating Trust (a)                               0
                              2,900     LaSalle Hotel Properties                                     83,317
                              4,620     Lexington Corporate Properties Trust                         66,574
                              6,860     Liberty Property Trust                                      213,415
                              4,100     LoopNet, Inc. (a)(b)                                         52,070
                              7,570     Luminent Mortgage Capital, Inc. (b)                           4,618
                             10,300     MFA Mortgage Investments, Inc.                               64,890
                              5,600     The Macerich Co.                                            393,512
                              4,600     Mack-Cali Realty Corp.                                      164,266
                              4,500     Maguire Properties, Inc. (b)                                 64,395
                              3,400     Meruelo Maddux Properties, Inc. (a)                           8,636
                              1,900     Mid-America Apartment Communities, Inc.                      94,696
                              1,100     Mission West Properties, Inc.                                10,395
                             10,424     Move, Inc. (a)                                               32,106
                              1,600     National Health Investors, Inc.                              50,000
                              5,191     National Retail Properties, Inc.                            114,462
                              6,500     Nationwide Health Properties, Inc.                          219,375
                              5,605     Newcastle Investment Corp. (b)                               46,297
                              6,000     NorthStar Realty Finance Corp.                               49,020
                              1,750     Novastar Financial, Inc. (a)(b)                               3,115
                              3,400     Omega Healthcare Investors, Inc.                             59,024
                              3,500     Origen Financial, Inc.                                        4,200
                                900     Orleans Homebuilders, Inc. (b)                                5,130
                              2,000     PS Business Parks, Inc.                                     103,800
                              1,900     Parkway Properties, Inc.                                     70,224
                              2,799     Pennsylvania Real Estate Investment Trust                    68,268
                                300     Pope Resources, Ltd. LP                                      10,350
                              2,500     Post Properties, Inc.                                        96,550
                              6,300     RAIT Investment Trust (b)                                    43,722
                              1,600     Ramco-Gershenson Properties Trust                            33,776
                              1,300     Reading International, Inc. Class A (a)                      12,324
                              8,100     Realty Income Corp. (b)                                     207,522
                              1,700     Redwood Trust, Inc. (b)                                      61,795
                              4,900     Regency Centers Corp.                                       317,324
                              4,182     SL Green Realty Corp.                                       340,708
                              1,300     Saul Centers, Inc.                                           65,312
                              5,900     Senior Housing Properties Trust                             139,830
                              1,000     Sovran Self Storage, Inc.                                    42,710
                              6,300     The St. Joe Co. (b)                                         270,459
                              2,300     Stonemor Partners LP                                         41,883
                              4,400     Strategic Hotel Capital, Inc.                                57,772
                                200     Stratus Properties, Inc. (a)                                  5,894

                                               56

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              2,600     Sun Communities, Inc.                             $          53,300
                              3,700     Sunstone Hotel Investors, Inc.                               59,237
                              3,000     Tanger Factory Outlet Centers, Inc.                         115,410
                              4,500     Taubman Centers, Inc.                                       234,450
                              1,100     Thomas Properties Group, Inc.                                 9,658
                              8,355     Thornburg Mortgage, Inc. (b)                                  8,856
                              3,000     Toreador Resources Corp. (a)                                 23,340
                                100     Transcontinental Realty Investors, Inc. (a)                   1,712
                             10,765     UDR, Inc.                                                   263,958
                              1,300     Universal Health Realty Income Trust                         43,290
                              1,300     Urstadt Biddle Properties, Inc.                              21,099
                                900     Urstadt Biddle Properties, Inc. Class A                      14,157
                              5,000     U-Store-It Trust                                             56,650
                              9,800     Ventas, Inc.                                                440,118
                              2,800     Washington Real Estate Investment Trust                      93,576
                              6,075     Weingarten Realty Investors                                 209,223
                              1,049     ZipRealty, Inc. (a)                                           5,497
                                                                                          -----------------
                                                                                                 13,342,903
    -------------------------------------------------------------------------------------------------------
    Retail - 2.2%             4,470     1-800-FLOWERS.COM, Inc. Class A (a)                          38,040
                              4,866     99 Cents Only Stores (a)                                     48,125
                              3,100     A.C. Moore Arts & Crafts, Inc. (a)                           21,142
                              2,975     Aaron Rents, Inc.                                            64,081
                              7,200     Advance Auto Parts, Inc.                                    245,160
                              3,200     Allion Healthcare, Inc. (a)                                  13,216
                              1,300     Alloy, Inc. (a)                                               9,555
                              2,700     American Apparel, Inc. (a)                                   25,515
                             14,765     American Eagle Outfitters, Inc.                             258,535
                              3,375     AnnTaylor Stores Corp. (a)                                   81,608
                                200     Arden Group, Inc. Class A                                    28,600
                              1,400     Asbury Automotive Group, Inc.                                19,264
                              3,900     BJ's Wholesale Club, Inc. (a)                               139,191
                              3,600     Barnes & Noble, Inc.                                        110,340
                                700     Bidz.com, Inc. (a)                                            5,866
                              1,100     Bluegreen Corp. (a)                                           7,370
                              2,600     The Bon-Ton Stores, Inc. (b)                                 14,222
                              1,200     Books-A-Million, Inc.                                        10,488
                              6,200     Borders Group, Inc.                                          36,394
                              5,556     Brightpoint, Inc. (a)                                        46,448
                              1,300     Build-A-Bear Workshop, Inc. (a)                              11,817
                             15,300     Carmax, Inc. (a)(b)                                         297,126
                              3,700     Casey's General Stores, Inc.                                 83,620
                              3,100     Casual Male Retail Group, Inc. (a)                           13,020
                              2,750     The Cato Corp. Class A                                       41,085
                              2,400     Central Garden & Pet Co. Class A (a)                         10,656
                              2,900     Charlotte Russe Holding, Inc. (a)                            50,286
                             11,355     Charming Shoppes, Inc. (a)                                   54,845
                             11,300     Chico's FAS, Inc. (a)                                        80,343
                              2,105     The Children's Place Retail Stores, Inc. (a)                 51,699
                              2,238     Christopher & Banks Corp.                                    22,358
                             12,280     Circuit City Stores, Inc.                                    48,874
                              7,670     Coldwater Creek, Inc. (a)                                    38,733
                              3,600     Collective Brands, Inc. (a)                                  43,632
                              4,700     Cost Plus, Inc. (a)(b)                                       15,745
                              3,200     DSW, Inc. Class A (a)(b)                                     41,440

                                               57

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              5,199     dELiA*s, Inc. (a)                                 $          13,881
                              6,705     Dollar Tree, Inc. (a)                                       184,991
                              6,106     Dress Barn, Inc. (a)                                         79,012
                              3,400     drugstore.com, Inc. (a)                                       7,548
                                600     Eddie Bauer Holdings, Inc. (a)                                2,334
                              3,500     The Finish Line, Inc. Class A                                16,660
                                200     Flanigan's Enterprises, Inc. (a)                              1,600
                              8,800     Foot Locker, Inc.                                           103,576
                              2,850     Fred's, Inc.                                                 29,212
                              1,400     Gander Mountain Co. (a)(b)                                    8,512
                              2,200     Genesco, Inc. (a)                                            50,842
                              3,420     The Great Atlantic & Pacific Tea Co., Inc. (a)               89,672
                              2,700     Gymboree Corp. (a)                                          107,676
                              2,700     HFF, Inc. Class A (a)                                        13,527
                              6,500     Hanesbrands, Inc. (a)                                       189,800
                              1,000     hhgregg, Inc. (a)                                            11,250
                              3,250     Hot Topic, Inc. (a)                                          14,008
                              4,000     Insight Enterprises, Inc. (a)                                70,000
                              3,800     Jamba, Inc. (a)(b)                                           10,070
                              1,365     Jo-Ann Stores, Inc. (a)                                      20,106
                              1,100     Kirkland's, Inc. (a)                                          1,375
                              2,700     Longs Drug Stores Corp.                                     114,642
                              3,700     Men's Wearhouse, Inc.                                        86,099
                              9,210     O'Reilly Automotive, Inc. (a)                               262,669
                              1,300     Overstock.com, Inc. (a)(b)                                   15,483
                              3,000     PC Connection, Inc. (a)                                      23,760
                              5,325     Pacific Sunwear of California, Inc. (a)                      67,148
                              3,700     The Pep Boys - Manny, Moe & Jack                             36,852
                             10,600     PetSmart, Inc.                                              216,664
                              9,100     Pier 1 Imports, Inc. (a)                                     57,148
                              2,850     PriceSmart, Inc.                                             78,974
                              4,700     Rent-A-Center, Inc. (a)                                      86,245
                              2,200     Retail Ventures, Inc. (a)                                    10,670
                             57,600     Rite Aid Corp. (a)(b)                                       169,344
                             10,700     Ross Stores, Inc.                                           320,572
                              2,800     Ruddick Corp.                                               103,208
                              3,400     Ruth's Chris Steak House, Inc. (a)                           23,494
                              9,500     Saks, Inc. (a)                                              118,465
                             11,570     Sally Beauty Co., Inc. (a)                                   79,833
                              2,000     School Specialty, Inc. (a)                                   63,080
                              2,800     Sharper Image Corp. (a)(b)                                      476
                              1,800     Shoe Carnival, Inc. (a)                                      24,354
                              2,150     Stamps.com, Inc. (a)                                         22,059
                              6,200     Stein Mart, Inc.                                             34,844
                              3,600     Systemax, Inc.                                               43,416
                              4,800     The Talbots, Inc. (b)                                        51,744
                              3,800     Texas Roadhouse, Inc. Class A (a)                            37,240
                              2,800     Tractor Supply Co. (a)                                      110,656
                              3,100     Tuesday Morning Corp. (a)                                    16,058
                              2,500     Tween Brands, Inc. (a)                                       61,850
                              4,157     Ulta Salon Cosmetics & Fragrance, Inc. (a)                   58,364
                              1,700     Unifirst Corp.                                               63,053
                              1,800     United Stationers, Inc. (a)                                  85,860
                             12,100     Urban Outfitters, Inc. (a)                                  379,335

                                               58

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                             1,800      Weis Markets, Inc.                                $          62,046
                             1,600      West Marine, Inc. (a)                                        11,152
                             4,475      The Wet Seal, Inc. Class A (a)                               15,170
                             7,300      Williams-Sonoma, Inc. (b)                                   176,952
                             2,700      Wilsons The Leather Experts, Inc. (a)                           568
                             4,400      Zale Corp. (a)(b)                                            86,944
                             2,800      Zumiez, Inc. (a)(b)                                          43,932
                               200      Titan Machinery, Inc. (a)                                     3,740
                               600      Winmark Corp. (a)                                            10,740
                                                                                          -----------------
                                                                                                  6,488,994
    -------------------------------------------------------------------------------------------------------
    Soaps &
    Cosmetics - 0.3%          8,070     Alberto-Culver Co.                                          221,199
                              6,500     Bare Escentuals, Inc. (a)                                   152,230
                              1,800     Chattem, Inc. (a)                                           119,412
                              4,300     Church & Dwight Co., Inc.                                   233,232
                              3,300     Elizabeth Arden, Inc. (a)                                    65,835
                              2,500     Inter Parfums, Inc.                                          55,200
                              4,300     Nu Skin Enterprises, Inc. Class A                            77,486
                              1,100     Parlux Fragrances, Inc. (a)                                   3,234
                              1,000     Physicians Formula Holdings, Inc. (a)                         8,920
                             29,898     Revlon, Inc. Class A (a)                                     29,300
                                600     Steiner Leisure Ltd. (a)                                     19,800
                                                                                          -----------------
                                                                                                    985,848
    -------------------------------------------------------------------------------------------------------
    Steel - 0.7%              8,100     AK Steel Holding Corp.                                      440,802
                                200     Ampco-Pittsburgh Corp.                                        8,598
                              3,500     Carpenter Technology Corp.                                  195,895
                              3,200     Cleveland-Cliffs, Inc.                                      383,424
                              1,400     Cold Metal Products, Inc. (a)                                     0
                              1,500     Esmark, Inc. (a)                                             16,950
                                600     Friedman Industries, Inc.                                     3,090
                              3,600     Gibraltar Industries, Inc.                                   42,228
                              1,300     Northwest Pipe Co. (a)                                       55,237
                              1,205     Olympic Steel, Inc.                                          54,346
                                500     Omega Flex, Inc.                                              2,050
                              2,350     Quanex Corp.                                                121,589
                              2,450     Schnitzer Steel Industries, Inc. Class A                    173,999
                                400     Shiloh Industries, Inc.                                       4,468
                             14,160     Steel Dynamics, Inc.                                        467,846
                              1,300     Synalloy Corp.                                               15,808
                                700     Universal Stainless & Alloy Products, Inc. (a)               20,797
                              5,700     Worthington Industries, Inc.                                 96,159
                                                                                          -----------------
                                                                                                  2,103,286
    -------------------------------------------------------------------------------------------------------
    Telephone - 1.8%         10,200     ADC Telecommunications, Inc. (a)                            123,216
                                 75     ATSI Communications, Inc. (a)                                    13
                              5,400     Acme Packet, Inc. (a)                                        43,146
                              6,080     Adtran, Inc.                                                112,480
                              7,800     Airspan Networks, Inc. (a)                                    7,332
                              4,900     Alaska Communications Systems Group, Inc.                    59,976
                              4,705     Applied Digital Solutions, Inc. (a)                           3,117
                              2,600     Applied Signal Technology, Inc.                              30,680
                              5,000     Aruba Networks, Inc. (a)                                     26,050
                                500     Atlantic Tele-Network, Inc.                                  16,915
                              8,000     Autobytel, Inc. (a)                                          17,280
                             11,100     Centennial Communications Corp. (a)                          65,601
                             15,300     Cincinnati Bell, Inc. (a)                                    65,178

                                               59

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              3,484     Consolidated Communications Holdings, Inc.        $          52,713
                             12,386     Covad Communications Group, Inc. (a)                         12,014
                             21,890     Crown Castle International Corp. (a)                        754,986
                                999     D&E Communications, Inc.                                      8,891
                              2,000     Ditech Networks, Inc. (a)                                     5,880
                              2,615     Equinix, Inc. (a)                                           173,871
                             12,200     Extreme Networks, Inc. (a)                                   37,820
                              4,200     FairPoint Communications, Inc.                               37,884
                                  1     Fibernet Telecom Group, Inc. (a)                                  7
                             19,900     FiberTower Corp. (a)                                         35,024
                             18,700     Finisar Corp. (a)                                            23,936
                              4,500     Fusion Telecommunications International, Inc. (a)             1,395
                              3,400     General Communication, Inc. Class A (a)                      20,876
                              1,900     GeoEye, Inc. (a)                                             49,381
                              3,395     Global Crossing Ltd. (a)                                     51,468
                              5,600     Globalstar, Inc. (a)(b)                                      40,824
                              1,400     Globecomm Systems Inc. (a)                                   12,180
                                  6     GoAmerica, Inc. (a)                                              39
                                800     HickoryTech Corp.                                             6,536
                              1,000     Hughes Communications, Inc. (a)                              50,680
                             11,700     ICO Global Communications Holdings Ltd. (a)                  36,153
                              1,600     ID Systems, Inc. (a)                                         12,016
                              4,600     IDT Corp. Class B                                            17,802
                              2,000     iPCS, Inc.                                                   46,700
                              2,400     Ibasis, Inc.                                                  9,840
                              1,900     Iowa Telecommunications Services, Inc.                       33,687
                              3,700     j2 Global Communications, Inc. (a)                           82,584
                              5,100     Leap Wireless International, Inc. (a)                       237,660
                            121,188     Level 3 Communications, Inc. (a)(b)                         256,919
                             25,200     MetroPCS Communications, Inc. (a)                           428,400
                                300     NET2000 Communications, Inc. (a)                                  0
                             13,500     NII Holdings, Inc. (a)                                      429,030
                              3,000     NTELOS Holdings Corp.                                        72,600
                              1,400     Neutral Tandem, Inc. (a)                                     25,214
                              4,100     Nextwave Wireless, Inc. (a)(b)                               20,705
                              2,886     Novatel Wireless, Inc. (a)                                   27,936
                                400     Occam Networks, Inc. (a)                                      2,176
                                247     Optical Cable Corp. (a)                                       1,235
                                900     Optium Corp. (a)                                              6,327
                              6,600     PAETEC Holding Corp. (a)                                     43,956
                             29,100     Primus Telecommunications GP (a)                              8,788
                              4,500     RCN Corp.                                                    50,310
                                500     Shenandoah Telecom Co.                                        7,420
                             18,400     Sonus Networks, Inc. (a)(b)                                  63,296
                                800     SureWest Communications                                      12,368
                              3,700     Syniverse Holdings, Inc. (a)                                 61,642
                              5,500     Telephone & Data Systems, Inc.                              215,985
                              2,900     Telephone & Data Systems, Inc. (Special Shares)             108,170
                                200     Telular Corp. (a)                                               668
                              2,700     Terremark Worldwide, Inc. (a)                                14,796
                              5,100     TerreStar Corp. (a)                                          24,888
                             11,100     Time Warner Telecom, Inc. Class A (a)                       171,939
                              6,400     U.S. Cellular Corp. (a)                                     352,000
                              3,600     USA Mobility, Inc.                                           25,704

                                               60

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              6,100     UTStarcom, Inc. (a)(b)                            $          17,324
                             25,155     Virgin Media, Inc.                                          353,931
                              5,800     Virgin Mobile USA, Inc. (a)                                  11,774
                             11,300     Vonage Holdings Corp. (a)(b)                                 20,905
                              1,500     Warwick Valley Telephone Co.                                 17,730
                                                                                          -----------------
                                                                                                  5,277,967
    -------------------------------------------------------------------------------------------------------
    Tires & Rubber
    Goods - 0.1%                200     American Biltrite, Inc. (a)                                   1,430
                              5,200     Carlisle Cos., Inc.                                         173,888
                              4,400     Cooper Tire & Rubber Co.                                     65,868
                              1,000     SRI/Surgical Express, Inc. (a)                                4,300
                                400     Synergetics USA, Inc. (a)                                       860
                                                                                          -----------------
                                                                                                    246,346
    -------------------------------------------------------------------------------------------------------
    Tobacco - 0.3%            6,500     Alliance One International, Inc. (a)                         39,260
                              8,400     Loews Corp. - Carolina Group                                609,420
                              2,000     M&F Worldwide Corp. (a)                                      74,780
                                900     Schweitzer-Mauduit International, Inc.                       20,826
                              1,945     Universal Corp.                                             127,456
                              4,297     Vector Group Ltd. (b)                                        75,584
                                                                                          -----------------
                                                                                                    947,326
    -------------------------------------------------------------------------------------------------------
    Travel &
    Recreation - 2.4%           100     Aldila, Inc.                                                  1,140
                              4,038     All-American SportPark, Inc. (a)                                808
                              2,500     Ambassadors Group, Inc.                                      47,225
                              1,500     Amerco, Inc. (a)(b)                                          85,635
                                100     American Classic Voyages Co. (a)                                  0
                              4,100     Ameristar Casinos, Inc.                                      74,825
                              3,800     Bally Technologies, Inc. (a)                                130,492
                              6,200     Boyd Gaming Corp.                                           124,000
                              6,000     CKX, Inc. (a)                                                57,120
                              4,800     Callaway Golf Co.                                            70,464
                              3,100     Cedar Fair, LP                                               72,075
                              4,600     Choice Hotels International, Inc.                           156,906
                              9,000     Dick's Sporting Goods, Inc. (a)                             241,020
                              2,100     Dollar Thrifty Automotive Group, Inc. (a)                    28,644
                              3,316     Dover Downs Gaming & Entertainment, Inc.                     28,219
                              3,300     Elixir Gaming Technologies, Inc. (a)                          6,402
                              5,300     Empire Resorts, Inc. (a)(b)                                   7,261
                              1,000     Full House Resorts, Inc. (a)                                  1,570
                              1,800     Great Wolf Resorts, Inc. (a)                                 11,484
                              3,800     Interstate Hotels & Resorts, Inc. (a)                        18,164
                             26,300     Las Vegas Sands Corp. (a)(b)                              1,936,732
                              3,400     Life Time Fitness, Inc. (a)(b)                              106,114
                              1,100     Lodgian, Inc. (a)                                            12,265
                             21,910     MGM Mirage (a)                                            1,287,651
                              2,100     MTR Gaming Group, Inc. (a)                                   14,700
                              1,500     Marcus Corp.                                                 28,800
                                700     Marine Products Corp.                                         5,656
                              1,600     Monarch Casino & Resort, Inc. (a)                            28,336
                              3,800     Morgans Hotel Group Co. (a)                                  56,316
                              1,900     Multimedia Games, Inc. (a)(b)                                10,146
                              4,800     Orbitz Worldwide, Inc. (a)                                   33,072
                              4,100     Orient Express Hotels Ltd. Class A                          176,956
                              4,300     Pinnacle Entertainment, Inc. (a)                             55,040
                              4,650     Pool Corp. (b)                                               87,839
                              3,700     Premier Exhibitions, Inc. (a)                                22,348

                                               61

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
    INDUSTRY                 SHARES     COMMON STOCKS                                           VALUE
    -------------------------------------------------------------------------------------------------------
                              2,300     President Casinos, Inc. (a)                       $             460
                              6,700     Progressive Gaming International Corp. (a)                   14,204
                                500     Red Lion Hotels Corp. (a)                                     4,280
                                600     Rick's Cabaret International, Inc. (a)                       13,698
                             16,900     Royal Caribbean Cruises Ltd.                                556,010
                              7,800     Scientific Games Corp. Class A (a)                          164,658
                              4,243     Shuffle Master, Inc. (a)                                     22,700
                              6,600     Silverleaf Resorts, Inc. (a)                                 15,114
                              6,900     Six Flags, Inc. (a)(b)                                       11,316
                                200     Sonesta International Hotels Corp. Class A                    4,950
                              2,600     Speedway Motorsports, Inc.                                   65,182
                              2,300     Sport Supply Group, Inc.                                     27,485
                                700     Town Sports International Holdings, Inc. (a)                  4,487
                              2,260     TravelCenters of America LLC (a)                             13,786
                              1,100     Travelzoo, Inc. (a)                                          12,144
                              3,500     Vail Resorts, Inc. (a)                                      169,015
                              3,100     WMS Industries, Inc. (a)                                    111,507
                              8,300     Wynn Resorts Ltd.                                           835,312
                                                                                          -----------------
                                                                                                  7,071,733
    -------------------------------------------------------------------------------------------------------
    Trucking &
    Freight - 0.6%            2,600     Arkansas Best Corp.                                          82,836
                              1,488     BancTrust Financial Group, Inc.                              15,996
                              1,725     Celadon Group, Inc. (a)                                      16,698
                              2,700     Con-way, Inc.                                               133,596
                              2,700     Covenant Transport Group Class A (a)                         13,770
                              2,900     Forward Air Corp.                                           102,776
                              1,900     Frozen Food Express Industries, Inc.                         15,086
                              3,000     HUB Group, Inc. Class A (a)                                  98,670
                              7,107     Heartland Express, Inc.                                     101,360
                             10,900     Hythiam, Inc. (a)(b)                                         13,189
                             10,000     J.B. Hunt Transport Services, Inc.                          314,300
                              4,900     Knight Transportation, Inc. (b)                              80,654
                              4,200     Landstar System, Inc.                                       219,072
                              1,237     Marten Transport Ltd. (a)                                    19,198
                              3,162     Old Dominion Freight Line, Inc. (a)                         100,646
                                400     P.A.M. Transportation Services, Inc. (a)                      6,224
                              3,900     Pacer International, Inc.                                    64,077
                              1,500     Quality Distribution, Inc. (a)                                4,785
                              1,400     TAL International Group, Inc.                                32,998
                                700     USA Truck, Inc. (a)                                           9,037
                              6,800     UTI Worldwide, Inc.                                         136,544
                                900     Universal Truckload Services, Inc. (a)                       18,783
                              1,800     Wabash National Corp.                                        16,182
                              6,600     Werner Enterprises, Inc.                                    122,496
                              3,028     YRC Worldwide, Inc. (a)(b)                                   39,740
                                                                                          -----------------
                                                                                                  1,778,713
    -------------------------------------------------------------------------------------------------------
                                        TOTAL COMMON STOCKS
                                        (COST - $248,432,260) - 98.3%                           287,901,452
    -------------------------------------------------------------------------------------------------------
                                        WARRANTS (e)
    -------------------------------------------------------------------------------------------------------
    Motor Vehicles - 0.0%       249     Federal-Mogul Corp.                                             884
    -------------------------------------------------------------------------------------------------------
                                        TOTAL WARRANTS (COST - $0) - 0.0%                               884
    -------------------------------------------------------------------------------------------------------

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------

    INDUSTRY                 SHARES     OTHER INTERESTS (F)                                     VALUE
    -------------------------------------------------------------------------------------------------------
    Drugs &
    Medicine - 0.0%             700     Tripos, Inc. Liquidating Trust                    $               0
    -------------------------------------------------------------------------------------------------------
    Energy &
    Utilities - 0.0%            600     PetroCorp Inc. (Escrow Shares)                                    0
    -------------------------------------------------------------------------------------------------------
                                        TOTAL OTHER INTERESTS  (COST - $14,896) - 0.0%                    0
    -------------------------------------------------------------------------------------------------------
                         BENEFICIAL
                     INTEREST (000)     SHORT-TERM SECURITIES
    -------------------------------------------------------------------------------------------------------
                     $        4,067     BlackRock Liquidity Series, LLC
                                        Cash Sweep Series, 2.92% (g)(i)                           4,066,903
                             44,968     BlackRock Liquidity Series, LLC
                                        Money Market Series, 3.10% (g)(h)(i)                     44,967,970
    -------------------------------------------------------------------------------------------------------
                                        TOTAL SHORT-TERM SECURITIES
                                        (COST - $49,034,873) - 16.7%                             49,034,873
    -------------------------------------------------------------------------------------------------------
                                        TOTAL INVESTMENTS
                                       (COST - $297,482,029*) - 115.0%                          336,937,209
                                        LIABILITIES IN EXCESS OF OTHER ASSETS - (15.0%)         (44,011,686)
                                                                                          -----------------
                                        NET ASSETS - 100.0%                               $ $   292,925,523
                                                                                          =================

         *   The cost and unrealized appreciation (depreciation)of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

             Aggregate cost                      $   298,463,670
                                                ==================
             Gross unrealized appreciation       $    79,051,361
             Gross unrealized depreciation           (40,577,822)
                                                ------------------
             Net unrealized appreciation         $    38,473,539
                                                ==================

       (a)   Non-income producing security.
       (b)   Security, or a portion of security, is on loan.
       (c)   All, or a portion of, security held as collateral in connection with open financial futures contracts.
       (d)   Depositary receipts.
       (e)   Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
       (f)   Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
       (g)   Investments in companies considered to be an affiliate of the Series, for purposes of Section
             2(a)(3) of the Investment Company Act of 1940, were as follows:


             ----------------------------------------------------------------------------------------------
                                                 PURCHASE       SALES         REALIZED    INTEREST/DIVIDEND
             AFFILIATE                             COST          COST       GAIN (LOSS)        INCOME
             ----------------------------------------------------------------------------------------------
             Anthracite Capital, Inc.           $   2,085     $    3,882     $   (1,874)      $    1,380
             BlackRock, Inc.                    $ 153,284     $   65,786     $   16,634       $    6,786
             BlackRock Liquidity Series, LLC
                Cash Sweep Series                   -         $5,211,043 *        -           $   46,085
             BlackRock Liquidity Series, LLC
                Money Market Series                 -         $  615,926 *        -           $  149,249
             ----------------------------------------------------------------------------------------------
             * Represents net sales cost.
       (h)   Security was purchased with the cash proceeds from securities loans.
       (i)   Represents the current yield as of March 31, 2008.
        *    For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                                               63

    MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC
    Schedule of Investments as of March 31, 2008 (Unaudited)    (Percentages shown are based on Net Assets)
    -------------------------------------------------------------------------------------------------------
         * Financial futures contracts purchased as of March 31, 2008 were as follows:
        ------------------------------------------------------------------------------------------
                                                     EXPIRATION         FACE          UNREALIZED
          CONTRACTS         ISSUE                        DATE           VALUE        APPRECIATION
        ------------------------------------------------------------------------------------------
              5       Russell 2000 Index              June 2008     $   1,644,569     $    80,431
             42       S&P MidCap 400 Index            June 2008     $   3,237,670          44,630
        ------------------------------------------------------------------------------------------
        TOTAL UNREALIZED APPRECIATION                                                 $   125,061
                                                                                     =============

MASTER EXTENDED MARKET INDEX SERIES

Effective January 1, 2008, the Master Extended Market Index Series (the "Master") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

   * Level 1 - price quotations in active markets/exchanges for identical securities
   * Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)
   * Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Master's investments:

VALUATION                 INVESTMENTS IN            OTHER FINANCIAL
  INPUTS                    SECURITIES                INSTRUMENTS*
------------------------------------------------------------------------
Level 1                   $287,897,453                  $125,061
Level 2                     49,039,756                        -
Level 3                             -                         -
------------------------------------------------------------------------
TOTAL                     $336,937,209                  $125,061
========================================++ =============================
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 26, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MAY 30, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    MAY 28, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.